As filed with the Securities and Exchange Commission on March 7, 2018

File No. 333-146680

File No. 811-22132

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 86	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 88	☒
(Check appropriate box or boxes)

ABERDEEN FUNDS

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 866-667-9231

Lucia Sitar, Esq.

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Copy to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ABERDEEN FUNDS

PROSPECTUS

March 7, 2018

Aberdeen Dynamic Dividend Fund

Class A — ADAVX • Institutional Class — ADVDX

Aberdeen Global Infrastructure Fund

Class A — AIAFX • Institutional Class — AIFRX

Aberdeen High Yield Managed Duration Municipal Fund

Class A — AAHMX • Institutional Class — AHYMX

Aberdeen International Real Estate Equity Fund

Class A — EGALX • Institutional Class — EGLRX

Aberdeen Realty Income & Growth Fund

Class A — AIAGX • Institutional Class — AIGYX

Aberdeen Income Builder Fund

Class A — AAADX • Institutional Class — AADDX

Aberdeen Ultra Short Municipal Income Fund

Class A — ATOAX • Institutional Class — ATOIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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Summary — Aberdeen Dynamic Dividend Fund

Aberdeen Dynamic Dividend Fund

Objective

The Aberdeen Dynamic Dividend Fund (the “Dynamic Dividend Fund” or the “Fund”) seeks high current dividend income that qualifies for the reduced U.S. federal income tax rates created by the “Jobs and Growth Tax Relief Reconciliation Act of 2003,” while also focusing on total return for long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Dynamic Dividend Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A Sales Charges,” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 75 and 105 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 94 and 95 of the Fund’s Statement of Additional Information, respectively. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares		Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00	%(1)	None
Small Account Fee(2)	$20		$20
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		None
Other Expenses(3)
Interest Expense	0.04%		0.04%
All Other Expenses	0.35%		0.35%
Total Other Expenses	0.39%		0.39%
Acquired Fund Fees and Expenses	0.09%		0.09%
Total Annual Fund Operating Expenses(3)	1.73%		1.48%
Less: Amount of Fee Limitations/Expense Reimbursements(4)	0.10%		0.10%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements(3)	1.63%		1.38%

(1)         Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

(2)         Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses.

(3)         It is anticipated that the Fund will acquire all of the assets and liabilities of the Alpine Dynamic Dividend Fund (the “Predecessor Fund”), a series of Alpine Series Trust, in connection with a reorganization that is expected to close in early- to mid-2018.  The Predecessor Fund operated as a series of Alpine Series Trust prior to the closing of the reorganization.  Accordingly, “Other Expenses” have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements have also been restated to reflect current estimated expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Predecessor Fund and do not include Acquired Fund Fees and Expenses.

(4)         Aberdeen Funds (the “Trust”) and Aberdeen Asset Management Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 1.50% for Class A shares and 1.25% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before the end of the two year period following the closing date of the reorganization of the Predecessor Fund into the Fund. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Dynamic Dividend Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$731	$1,070	$1,441	$2,482
Institutional Class shares	$140	$448	$788	$1,751

Portfolio Turnover

The Dynamic Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Dynamic Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign corporations that pay dividend income that it believes are undervalued relative to the market and to the securities’ historic valuations. Net assets include the amounts of any borrowings for investment purposes. Corporations that pay dividend income may also include companies that have announced a special dividend or announced that they will pay dividends within six months. The equity securities in which the Fund invests include primarily common stocks. The Fund may invest in companies of any market capitalization.

The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, provided that no more than 25% of its net assets are invested in emerging markets. The Fund may borrow up to 10% of its total assets for investment purposes. An “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”). Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. The Adviser defines “Western Europe” as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

Under normal circumstances, the Fund seeks high current dividend income, more than 50% of which qualifies for the reduced U.S. federal income tax rates for “qualified dividend income” created by the Jobs and Growth Tax Relief Reconciliation Act of 2003, and is defined in the Internal Revenue Code of 1986, as amended as dividends received during the taxable year from domestic and qualified foreign corporations. A qualified foreign corporation is defined as any corporation that is incorporated in a possession of the United States or is eligible for the benefits of a comprehensive income tax treaty with the United States.

In the event that the Adviser determines that a particular company’s dividends qualify for favorable U.S. federal tax treatment, the Adviser intends to invest in the equity securities of the company prior to the ex-dividend date (i.e. the date when shareholders no longer are eligible for dividends) and intends to hold the security for at least 61 days during a 121-day period which begins on the date that is 60 days before the ex-dividend date to enable Fund shareholders to take advantage of the reduced U.S. federal tax rates. During this period, the Fund will not hedge its risk of loss with respect to these securities.

In order to achieve its dividend, the Fund may participate in a number of dividend capture strategies. These strategies may include the Fund engaging in active and frequent trading which may result in higher turnover and associated transaction costs for the Fund. There is the potential for market loss on the shares that are held for a short period, although the Adviser seeks to use these strategies to generate additional income with limited impact on the construction of the core portfolio.

In managing the assets of the Fund, the Adviser generally pursues a value-oriented approach. The Adviser seeks to identify investment opportunities in equity securities of dividend paying companies, including companies that it believes are undervalued relative to the market and to the securities’ historic valuations. Factors that the Adviser considers include fundamental factors such as earnings growth, cash flow, and historical payment of dividends. The Fund’s investment strategies may result in a portfolio turnover rate in excess of 100% on an annual basis.

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The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) and secondary offerings.

Principal Risks

The Dynamic Dividend Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. The following is an alphabetical list of the principal investment risks of investing in the Fund.

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Dividend Strategy Risk — There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. The Fund may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods.

Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Foreign and Emerging Market Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs and secondary offerings on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares

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frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuers. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Leverage Risk — The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. The Fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the Fund’s assets.

Liquidity Risk — Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.  It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Qualified Dividend Tax Risk — Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.

Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Dynamic Dividend Fund. The bar chart shows how the Fund’s annual total returns for Institutional Class shares have varied from year to year. The Class A shares of the Fund were not issued prior to December 30, 2011.  Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future.  Performance reflects expense reimbursements and/or fee waivers in effect from time to time.  If such expense reimbursements or fee waivers were not in place, the Fund’s performance would be reduced.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

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The returns presented for the Fund reflect the performance of the Predecessor Fund (defined above). As the result of a reorganization that is expected to close in early- to mid-2018, in which the Fund will acquire all of the assets, subject to the liabilities, of the Predecessor Fund, the Fund will adopt the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes of the Fund.

Aberdeen Asset Management Inc.  and Aberdeen Asset Managers Limited are expected to begin advising and sub-advising the Fund, respectively, immediately following the closing of the reorganization. Performance prior to this date reflects the performance of an unaffiliated investment adviser.

Annual Total Returns — Institutional Class Shares
(Years Ended Dec. 31)

During the periods shown in the Chart for the Fund:

Best Quarter		Worst Quarter
15.26%	12/31/10	(24.62)%	9/30/11

After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns
as of December 31, 2017

	1 Year	5 Years	10 Years	Since Inception
Class A shares — Before Taxes	16.29%	9.56%	N/A	9.37	%*
Institutional Class shares — Before Taxes	23.35%	11.09%	1.09%	5.86	%**
Institutional Class shares — After Taxes on Distributions	21.24%	9.07%	(1.55)%	3.32	%**
Institutional Class shares — After Taxes on Distributions and Sale of Fund Shares	14.04%	8.12%	0.19%	4.42	%**
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	23.97%	10.80%	4.65%	6.60	%**

*Class A inception date is 12/30/2011

**Institutional Class inception date is 9/22/2003.  Index since inception returns reflect the inception date of the Institutional Class.

Investment Adviser

Aberdeen Asset Management Inc. (“AAMI” or the “Adviser”) serves as the Dynamic Dividend Fund’s investment adviser and Aberdeen Asset Managers Limited (“AAML”) serves as the Fund’s subadviser.  In the United States, Aberdeen Standard Investments is the marketing name for the aforementioned entities.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Fund and have managed the Fund since 2018:

Name	Title	Served on the Fund Since
Stephen Docherty	Head of Global Equities	2018

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Bruce Stout	Senior Investment Manager	2018
Jamie Cumming	Senior Investment Manager	2018
Martin Connaghan	Senior Investment Manager	2018
Stewart Methven	Senior Investment Manager	2018

Purchase and Sale of Fund Shares

The Fund’s minimum investment requirements are as follows:

CLASS A SHARES

To open an account	$1,000

To open an IRA account	$1,000

Additional investments	$50

To start an Automatic Investment Plan	$1,000

Additional Investments (Automatic Investment Plan)	$50

INSTITUTIONAL CLASS SHARES

To open an account	$1,000,000

Additional investments	No Minimum

The Fund reserves the right to apply or waive investment minimums under certain circumstances as described in the prospectus under the “Choosing a Share Class” section.

Fund shares may be redeemed on each day that the New York Stock Exchange is open.  Fund shares may be sold by mail or fax, by telephone or on-line.

Tax Information

The Fund’s dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

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Summary — Aberdeen Global Infrastructure Fund

Aberdeen Global Infrastructure Fund

Objective

The Aberdeen Global Infrastructure Fund (the “Global Infrastructure Fund” or the “Fund”) seeks capital appreciation. Current income is a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Infrastructure Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A Sales Charges,” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 75 and 105 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 94 and 95 of the Fund’s Statement of Additional Information, respectively. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares		Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00	%(1)	None
Small Account Fee(2)	$20		$20
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		None
Other Expenses(3)
Interest Expense	0.01%		0.01%
All Other Expenses	0.38%		0.38%
Total Other Expenses	0.39%		0.39%
Total Annual Fund Operating Expenses	1.64%		1.39%
Less: Amount of Fee Limitations/Expense Reimbursements(4)	0.18%		0.18%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.46%		1.21%

(1)         Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

(2)         Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses.

(3)         It is anticipated that the Fund will acquire all of the assets and liabilities of the Alpine Global Infrastructure Fund (the “Predecessor Fund”), a series of Alpine Equity Trust, in connection with a reorganization that is expected to close in early- to mid-2018.  The Predecessor Fund operated as a series of Alpine Equity Trust prior to the closing of the reorganization.  Accordingly, “Other Expenses” have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.

(4)         Aberdeen Funds (the “Trust”) and Aberdeen Asset Management Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 1.45% for Class A shares and 1.20% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before the end of the two year period following the closing date of the reorganization of the Predecessor Fund into the Fund. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

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Example

This Example is intended to help you compare the cost of investing in the Global Infrastructure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$715	$1,029	$1,383	$2,378
Institutional Class shares	$123	$404	$725	$1,636

Portfolio Turnover

The Global Infrastructure Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Infrastructure Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. and non-U.S. infrastructure-related issuers. An “infrastructure-related” issuer has (i) at least 50% of its assets consisting of infrastructure assets or (ii) 50% of its gross income or net profits attributable to or derived, directly or indirectly, from the ownership, management, construction, development, operation, utilization or financing of infrastructure assets. Infrastructure assets are the physical structures and networks that provide necessary services to society. Examples of infrastructure assets include, but are not limited to, transportation assets (e.g., toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utility assets (e.g., electric transmission and distribution lines, power generation facilities, gas and water distribution facilities, sewage treatment plants, broadcast and wireless towers, and cable and satellite networks) and social assets (e.g., courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing)..   The Fund concentrates its investments in infrastructure-related issuers.

The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  The Fund may invest in companies of any market capitalization.  Under normal market conditions, the Fund maintains no less than 40% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers located outside of the United States and will allocate its assets among issuers located in no fewer than three different countries, one of which may be the United States. The Fund considers an issuer to be located in a country if it meets any of the following criteria: (i) the issuer is organized under the laws of the country or maintains its principal place of business in that country; (ii) the issuer’s securities are traded principally in the country; or (iii) during the issuer’s most recent fiscal year, such issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or has at least 50% of its assets in that country.

The Fund’s investment strategies may result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) and secondary offerings.

Principal Risks

The Global Infrastructure Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. The following is an alphabetical list of the principal investment risks of investing in the Fund.

Concentration Risk — The Fund’s strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and

8

are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Foreign and Emerging Market Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories are less developed than those in the United States. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Infrastructure-Related Investment Risk — Because the Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs and secondary offerings on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Liquidity Risk — Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about

9

interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Global Infrastructure Fund. The bar chart shows how the Fund’s annual total returns for Institutional Class shares have varied from year to year. The Class A shares of the Fund were not issued prior to December 30, 2011.  Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. The Fund’s past performance benefitted significantly from IPOs and secondary offerings of certain issuers and there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Performance reflects expense reimbursements and/or fee waivers in effect from time to time.  If such expense reimbursements or fee waivers were not in place, the Fund’s performance would be reduced.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Fund reflect the performance of the Predecessor Fund (defined above). As the result of a reorganization that is expected to close in early- to mid-2018, in which the Fund will acquire all of the assets, subject to the liabilities, of the Predecessor Fund, the Fund will adopt the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes of the Fund.

Aberdeen Asset Management Inc. and Aberdeen Asset Managers Limited are expected to begin advising and sub-advising the Fund, respectively, immediately following the closing of the reorganization. Performance prior to this date reflects the performance of an unaffiliated investment adviser.

Annual Total Returns — Institutional Class Shares
(Years Ended Dec. 31)

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During the periods shown in the Chart for the Fund:

Best Quarter		Worst Quarter
20.62%	6/30/09	(18.62)%	9/30/11

After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns

as of December 31, 2017

	1 Year	5 Years	Since Inception
Class A shares — Before Taxes	18.03%	7.97%	10.56	%*
Institutional Class shares — Before Taxes	25.22%	9.48%	14.01	%**
Institutional Class shares — After Taxes on Distributions	23.68%	7.89%	12.38	%**
Institutional Class shares — After Taxes on Distributions and Sale of Fund Shares	14.78%	6.89%	11.05	%**
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	23.97%	10.80%	11.17	%**
S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)	20.13%	9.21%	9.62	%**

*Class A inception date is 12/30/2011

**Institutional Class inception date is 11/3/2008.  All index since inception returns reflect the inception date of the Institutional Class

Investment Adviser

Aberdeen Asset Management Inc. (“AAMI” or the “Adviser”) serves as the Global Infrastructure Fund’s investment adviser and Aberdeen Asset Managers Limited (“AAML”) serves as the Fund’s subadviser. In the United States, Aberdeen Standard Investments is the marketing name for the aforementioned entities.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Fund and have managed the Fund since 2018:

Name	Title	Served on the Fund Since
Stephen Docherty	Head of Global Equities	2018
Bruce Stout	Senior Investment Manager	2018
Jamie Cumming	Senior Investment Manager	2018
Martin Connaghan	Senior Investment Manager	2018

Purchase and Sale of Fund Shares

The Fund’s minimum investment requirements are as follows:

CLASS A SHARES

To open an account	$1,000

To open an IRA account	$1,000

Additional investments	$50

To start an Automatic Investment Plan	$1,000

Additional Investments (Automatic Investment Plan)	$50

INSTITUTIONAL CLASS SHARES

To open an account	$1,000,000

Additional investments	No Minimum

The Fund reserves the right to apply or waive investment minimums under certain circumstances as described in the prospectus under the “Choosing a Share Class” section.

Fund shares may be redeemed on each day that the New York Stock Exchange is open.  Fund shares may be sold by mail or fax, by telephone or on-line.

Tax Information

The Fund’s dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in

11

which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

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Summary — Aberdeen High Yield Managed Duration Municipal Fund

Aberdeen High Yield Managed Duration Municipal Fund

Objective

The Aberdeen High Yield Managed Duration Municipal Fund (the “High Yield Managed Duration Municipal Fund” or the “Fund”) seeks a high level of current income exempt from federal income tax.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the High Yield Managed Duration Municipal Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A Sales Charges,” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 75 and 105 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 94 and 95 of the Fund’s Statement of Additional Information, respectively. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares		Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	0.75	%(1)	None
Small Account Fee(2)	$20		$20
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%		0.65%
Distribution and/or Service (12b-1) Fees	0.25%		None
Other Expenses(3)	0.22%		0.22%
Total Annual Fund Operating Expenses	1.12%		0.87%
Less: Amount of Fee Limitations/Expense Reimbursements(4)	0.22%		0.22%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	0.90%		0.65%

(1)         Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

(2)         Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses.

(3)         It is anticipated that the Fund will acquire all of the assets and liabilities of the Alpine High Yield Managed Duration Municipal Fund (the “Predecessor Fund”), a series of Alpine Income Trust, in connection with a reorganization that is expected to close in early- to mid-2018.  The Predecessor Fund operated as a series of Alpine Income Trust prior to the closing of the reorganization.  Accordingly, “Other Expenses” have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.

(4)         Aberdeen Funds (the “Trust”) and Aberdeen Asset Management Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.90% for Class A shares and 0.65% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before the end of the two year period following the closing date of the reorganization of the Predecessor Fund into the Fund. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example

This Example is intended to help you compare the cost of investing in the High Yield Managed Duration Municipal Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Class A shares	$513	$723	$974	$1,691
Institutional Class shares	$66	$232	$438	$1,031

Portfolio Turnover

The High Yield Managed Duration Municipal Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 151% of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the High Yield Managed Duration Municipal Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in municipal obligations that are exempt from federal income tax (including securities subject to the federal alternative minimum tax (“AMT”)).

The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the AMT. If this is the case, the Fund’s net return to those investors may be lower than to investors not subject to the AMT. The interest income distributed by the Fund that is derived from certain tax-exempt municipal obligations may be subject to the federal AMT for individuals and corporations. There is no limitation on the portion of the Fund’s assets that may be invested in municipal obligations subject to the AMT. An investor should consult his or her tax adviser for more information.

The Fund has a flexible investment strategy and may invest in obligations of any credit quality and duration. Under normal circumstances, the Fund invests at least 50% of its assets in municipal bonds rated BBB or lower by Standard & Poor’s, a subsidiary of The McGraw Hill Companies, Inc., or Baa or lower by Moody’s Investor Service, Inc., at the time of investment, or the equivalent by another independent rating agency or the unrated equivalent as determine by the Adviser. Split rate bonds will be considered to have the higher credit rating. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. Municipal bonds in which the Fund may invest include, but are not limited to, general obligation bonds, revenue bonds, private activity bonds, moral obligation bonds, municipal notes, municipal commercial paper, municipal lease obligations and tender option bonds. Revenue obligations may include, but are not limited to, general obligation bonds, revenue bonds, private activity bonds, moral obligation bonds, municipal notes, municipal commercial paper, municipal lease obligations and tender option bonds. Revenue obligations may include, but are not limited to, industrial development, pollution control, public utility, housing, and health care issues. Tender option bonds are created when a holder deposits tax-exempt or other bonds into a special purpose trust (“TOB trust”). The TOB trust issues two types of securities: floating rate notes (“floaters” or “TOBs”) and a residual security junior to the floaters (“inverse floaters”). The Fund does not currently intend to deposit bonds into a TOB trust, but may invest in the variable rate securities issued by TOB trusts.

The Fund seeks to maintain effective portfolio duration between two and seven years, however, it can buy securities of any maturity. The Adviser expects to increase or decrease the portfolio’s effective duration based on its outlook for the market and interest rates. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet the target at all times.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that makes payments only from a state’s interest in the tobacco Master Settlement Agreement (“MSA”). The MSA is an agreement, reached out of court in 1998, between the largest U.S. tobacco manufacturers and 46 states and other U.S. jurisdictions to settle claims against the tobacco manufacturers.

In selecting investments for the Fund, the Adviser generally looks for a wide range of U.S. issuers and securities that provide high current income, including unrated bonds and securities of smaller issuers that offer high current income and might be overlooked by other investors and funds. The Adviser also focuses on securities with coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities. The Adviser may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

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Principal Risks

The High Yield Managed Duration Municipal Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. The following is an alphabetical list of the principal investment risks of investing in the Fund.

Borrowing and Leverage Risk — When the Fund borrows for leverage, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. The costs of borrowing for investment purposes might reduce the Fund’s return if the yield on the securities purchased is less than the borrowing costs.

Credit Risk — Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of a Fund’s investment in that issuer. The credit quality and liquidity of the Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to the Fund and affect its share price.

Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Debt Securities Risk — Debt securities, such as bonds, involve credit risk and interest rate risk. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.  The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a seven-year duration means a bond is expected to decrease in value by approximately 7% if interest rates rise 1% and increase in value by approximately 7% if interest rates fall 1%.Securities having shorter maturities generally involve less risk of fluctuations in the value resulting from changes in interest rates, but generally have lower yields than securities having longer maturities. Securities having shorter maturities are also subject to reinvestment risk, which is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

Junk Bond Risk — Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.  Junk bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities.

Liquidity Risk — Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Market Risk — General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline.

Medium- and Lower-Grade Municipal Securities Risk — Securities which are in the medium- and lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturity, but they also generally involve more volatility and greater risks, such as greater credit risk, market risk, liquidity risk, management risk, and regulatory risk. Furthermore, many medium- and lower-grade securities are not listed for trading on any national securities exchange and many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization (“NRSRO”).

15

Municipal Market Volatility and Illiquidity Risk — The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.

Municipal Sector Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Redemption Risk — The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Tax Risk — To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the Fund from its investment in such obligations and distributed to Fund shareholders will be taxable. There is no guarantee that all of the Fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

Tender Option Bonds Risk — Tender option bonds are synthetic floating-rate or variable-rate securities issued when long-term bonds are purchased in the primary or secondary market and then deposited into a trust. Tender option bonds may be considered derivatives, and may expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility.

Tobacco Related Bonds Risk — In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, the MSA, to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state’s interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an “appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state. The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the High Yield Managed Duration Municipal Fund. The bar chart shows how the Fund’s annual total returns for Institutional Class shares have varied from year to year.  Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.  The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance and an index of funds with similar investment objectives. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. Performance reflects expense reimbursements and/or fee waivers in effect from time to time.  If such expense reimbursements or fee waivers were not in place, the Fund’s performance would be reduced. The Adviser may also voluntarily waive a portion of its fees from time to time. Investment performance reflects the waiver of certain fees. Without the voluntary waiver of fees, the Fund’s total return would have been lower. These voluntary waivers may be discontinued at any time, and are in addition to contractual waivers. For updated

16

performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Fund reflect the performance of the Predecessor Fund (defined above). As the result of a reorganization that is expected to close in early- to mid-2018, in which the Fund will acquire all of the assets, subject to the liabilities, of the Predecessor Fund, the Fund will adopt the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes of the Fund.

Aberdeen Asset Management Inc. is expected to begin advising the Fund immediately following the closing of the reorganization. Performance prior to this date reflects the performance of an unaffiliated investment adviser.

Annual Total Returns — Institutional Class Shares
(Years Ended Dec. 31)

During the periods shown in the Chart for the Fund:

Best Quarter		Worst Quarter
2.45%	6/30/2014	(2.16)%	12/31/2016

After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns
as of December 31, 2017

	1 Year	Since Inception*
Class A shares — Before Taxes	1.56%	2.97%
Institutional Class shares — Before Taxes	4.43%	3.80%
Institutional Class shares — After Taxes on Distributions	4.42%	3.77%
Institutional Class shares — After Taxes on Distributions and Sale of Fund Shares	3.86%	3.66%
S&P Municipal Bond Short Intermediate Index (reflects no deduction for fees, expenses or taxes)	2.40%	1.64%
Bloomberg Barclays Municipal Bond: High Yield (Non-Investment Grade) Index (reflects no deduction for fees, expenses or taxes)	9.69%	4.04%

*Class A and Institutional Class inception date is 5/31/2013.  All index since inception returns reflect the inception date of the Institutional Class.

Investment Adviser

Aberdeen Asset Management Inc. (“AAMI” or the “Adviser”) serves as the High Yield Managed Duration Municipal Fund’s investment adviser.  In the United States, Aberdeen Standard Investments is the marketing name for the aforementioned entity.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Fund and have managed the Fund since 2018:

Name	Title	Served on the Fund Since
Charles Tan	Head of North American Fixed Income	2018
Edward Grant	Senior Investment Manager	2018
Lesya Paisley	Senior Investment Manager	2018

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Brie Groh	Credit Research Analyst	2018

Purchase and Sale of Fund Shares

The Fund’s minimum investment requirements are as follows:

CLASS A SHARES

To open an account	$1,000

To open an IRA account	$1,000

Additional investments	$50

To start an Automatic Investment Plan	$1,000

Additional Investments (Automatic Investment Plan)	$50

INSTITUTIONAL CLASS SHARES

To open an account	$1,000,000

Additional investments	No Minimum

The Fund reserves the right to apply or waive investment minimums under certain circumstances as described in the prospectus under the “Choosing a Share Class” section.

Fund shares may be redeemed on each day that the New York Stock Exchange is open.  Fund shares may be sold by mail or fax, by telephone or on-line.

Tax Information

The Fund’s dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

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Summary — Aberdeen International Real Estate Equity Fund

Aberdeen International Real Estate Equity Fund

Objective

The Aberdeen International Real Estate Equity Fund (the “International Real Estate Equity Fund” or the “Fund”) seeks long-term capital growth. Current income is a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the International Real Estate Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A Sales Charges,” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 75 and 105 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 94 and 95 of the Fund’s Statement of Additional Information, respectively. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares		Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00	%(1)	None
Small Account Fee(2)	$20		$20
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		None
Other Expenses(3)	0.39%		0.39%
Total Annual Fund Operating Expenses	1.64%		1.39%
Less: Amount of Fee Limitations/Expense Reimbursements(4)	0.04%		0.04%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.60%		1.35%

(1)         Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

(2)         Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses.

(3)         It is anticipated that the Fund will acquire all of the assets and liabilities of the Alpine International Real Estate Equity Fund (the “Predecessor Fund”), a series of Alpine Equity Trust, in connection with a reorganization that is expected to close in early- to mid-2018.  The Predecessor Fund operated as a series of Alpine Equity Trust prior to the closing of the reorganization.  Accordingly, “Other Expenses” have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.

(4)         Aberdeen Funds (the “Trust”) and Aberdeen Asset Management Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 1.60% for Class A shares and 1.35% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before the end of the two year period following the closing date of the reorganization of the Predecessor Fund into the Fund. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

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Example

This Example is intended to help you compare the cost of investing in the International Real Estate Equity  Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$728	$1,055	$1,408	$2,400
Institutional Class shares	$137	$432	$753	$1,661

Portfolio Turnover

The International Real Estate Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the International Real Estate Equity Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of non-U.S. issuers located in at least three countries (excluding the United States) which are (i) principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets. These companies include, but are not limited to, real estate investment trusts (“REITs”), real estate operating companies and homebuilders, and companies with a majority of real estate holdings, such as hotel and entertainment companies.  “Principally engaged” in the real estate industry or in real estate financing means that a majority of a company’s revenues are derived from the real estate industry or from real estate financing, respectively, or that the company is classified as a “real estate” company under the Standard & Poor’s Global Industry Classification System (GICS). To “control” real estate assets means to own such assets.

The Fund concentrates its investments in the securities of companies engaged principally in the real estate industry and may invest all of its assets in such securities; however, the Fund may temporarily invest less than 25% of its net assets in such securities during periods of adverse economic conditions in the real estate industry.

The International Real Estate Equity Fund pursues a flexible strategy of investing in companies throughout the world. However, the International Real Estate Equity Fund gives particular consideration to investments in Western Europe, Australia, Canada, Japan, Hong Kong, Singapore, China, India and Brazil. The Adviser defines “Western Europe” as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

The Fund may invest in companies of any market capitalization. The Fund may borrow up to 10% of its total assets for investment purposes.

In managing the assets of the Fund, the Adviser generally pursues a value oriented approach. It focuses on investments throughout the world and seeks to identify the equity securities of foreign companies which are trading at prices substantially below the underlying value of the real estate properties or revenues of the companies. The Adviser also considers other company fundamentals and the strength of a company’s management in making investment decisions, as well as economic, market and political conditions in the countries in which a company is located and operates. The Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the business sectors in which the companies operate and the current stage of the economic cycle.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) and secondary offerings.

Principal Risks

The International Real Estate Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. The following is an alphabetical list of the principal investment risks of investing in the Fund.

Concentration Risk — The Fund’s strategy of concentrating in companies in a specific industry

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means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Foreign and Emerging Market Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories are less developed than those in the United States. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund’s shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs and secondary offerings on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and

21

secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

Leverage Risk — The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. The Fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the Fund’s assets.

Liquidity Risk — Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

Micro Capitalization Company Risk — Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including small or medium capitalization companies.

Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases risk. Certain REITs charge management fees, which may result in layering the management fee paid by the fund.

Real Estate Securities Risk — Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions.

Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the International Real Estate Equity Fund. The bar chart shows how the Fund’s annual total returns for Institutional Class shares have varied from year to year. The Class A shares of the Fund were not issued prior to December 30, 2011.  Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns in the bar chart do not reflect the impact of

22

sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Performance reflects expense reimbursements and/or fee waivers in effect from time to time.  If such expense reimbursements or fee waivers were not in place, the Fund’s performance would be reduced. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Fund reflect the performance of the Predecessor Fund (defined above). As the result of a reorganization that is expected to close in early- to mid-2018, in which the Fund will acquire all of the assets, subject to the liabilities, of the Predecessor Fund, the Fund will adopt the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes of the Fund.

Aberdeen Asset Management Inc. and Aberdeen Asset Managers Limited are expected to begin advising and sub-advising the Fund, respectively, immediately following the closing of the reorganization. Performance prior to this date reflects the performance of an unaffiliated investment adviser.

Annual Total Returns — Institutional Class Shares
(Years Ended Dec. 31)

During the periods shown in the Chart for the Fund:

Best Quarter		Worst Quarter
63.76%	6/30/09	(42.33)%	12/31/08

After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns
as of December 31, 2017

	1 Year	5 Years	10 Years	Since Inception
Class A shares — Before Taxes	24.60%	0.85%	N/A	5.53	%*
Institutional Class shares — Before Taxes	32.18%	2.27%	(2.91)%	5.08	%**
Institutional Class shares — After Taxes on Distributions	31.55%	1.58%	(3.50)%	4.55	%**
Institutional Class shares — After Taxes on Distributions and	18.23%	1.42%	(2.35)%	4.19	%**

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Sale of Fund Shares(1)
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	25.03%	7.90%	1.94%		4.82	%**
FTSE EPRA/NAREIT® Global ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	26.45%	5.62%	N/A	***	N/A	***

(1)Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.

*         Class A inception date is 12/30/2011

**Institutional Class inception date is 2/1/1989.  Index since inception returns reflect the inception date of the Institutional Class.

*** Returns are not available for the FTSE EPRA/NAREIT® Global ex-U.S. Index for these periods.

Investment Adviser

Aberdeen Asset Management Inc. (“AAMI” or the “Adviser”) serves as the International Real Estate Equity  Fund’s investment adviser and Aberdeen Asset Managers Limited (“AAML”) serves as the Fund’s subadviser. In the United States, Aberdeen Standard Investments is the marketing name for the aforementioned entities.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Fund and have managed the Fund since 2018:

Name	Title	Served on the Fund Since
Bruce Ebnother	Portfolio Manager	2018
Jon Stewart	Real Estate Analyst/Portfolio Manager	2018

Purchase and Sale of Fund Shares

The Fund’s minimum investment requirements are as follows:

CLASS A SHARES

To open an account	$1,000

To open an IRA account	$1,000

Additional investments	$50

To start an Automatic Investment Plan	$1,000

Additional Investments (Automatic Investment Plan)	$50

INSTITUTIONAL CLASS SHARES

To open an account	$1,000,000

Additional investments	No Minimum

The Fund reserves the right to apply or waive investment minimums under certain circumstances as described in the prospectus under the “Choosing a Share Class” section.

Fund shares may be redeemed on each day that the New York Stock Exchange is open.  Fund shares may be sold by mail or fax, by telephone or on-line.

Tax Information

The Fund’s dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

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Summary — Aberdeen Realty Income & Growth Fund

Aberdeen Realty Income & Growth Fund

Objective

The Aberdeen Realty Income & Growth Fund (the “Realty Income & Growth Fund” or the “Fund”) seeks a high level of current income. Capital appreciation is a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Realty Income & Growth Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A Sales Charges,” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 75 and 105 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 94 and 95 of the Fund’s Statement of Additional Information, respectively. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares		Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00	%(1)	None
Small Account Fee(2)	$20		$20
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		None
Other Expenses(3)
Interest Expense	0.10%		0.10%
All Other Expenses	0.36%		0.36%
Total Other Expenses	0.46%		0.46%
Total Annual Fund Operating Expenses	1.71%		1.46%
Less: Amount of Fee Limitations/Expense Reimbursements(4)	0.36%		0.36%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.35%		1.10%

(1)         Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

(2)         Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses.

(3)         It is anticipated that the Fund will acquire all of the assets and liabilities of the Alpine Realty Income & Growth Fund (the “Predecessor Fund”), a series of Alpine Equity Trust, in connection with a reorganization that is expected to close in early- to mid-2018.  The Predecessor Fund operated as a series of Alpine Equity Trust prior to the closing of the reorganization.  Accordingly, “Other Expenses” have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.

(4)         Aberdeen Funds (the “Trust”) and Aberdeen Asset Management Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 1.25% for Class A shares and 1.00% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before the end of the two year period following the closing date of the reorganization of the Predecessor Fund into the Fund. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

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Example

This Example is intended to help you compare the cost of investing in the Realty Income & Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$705	$1,015	$1,384	$2,420
Institutional Class shares	$112	$389	$727	$1,683

Portfolio Turnover

The Realty Income & Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Realty Income & Growth Fund invests 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers which (i) are principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets. These companies include, but are not limited to, real estate investment trusts (“REITs”), real estate operating companies and homebuilders, and companies with a majority of real estate holdings, such as hotel and entertainment companies. “Principally engaged” in the real estate industry or in real estate financing means that a majority of a company’s revenues are derived from the real estate industry or from real estate financing, respectively, or that the company is classified as a “real estate” company under the Standard & Poor’s Global Industry Classification System (GICS). To “control” real estate assets means to own such assets.

The Fund concentrates its investments in the securities of companies engaged principally in the real estate industry and may invest all of its assets in such securities; however, the Fund may temporarily invest less than 25% of its net assets in such securities during periods of adverse economic conditions in the real estate industry.

In addition to common stocks and REITs, securities in which the Fund may invest include preferred stocks, convertible securities, rights and warrants.

The Fund may invest up to 35% of its net assets in the securities of foreign issuers. The Fund may invest in companies of any market capitalization. The Fund may borrow up to 10% of its total assets for investment purposes.

In managing the assets of the Fund, the Adviser invests primarily in the equity securities of companies offering high dividend yields and which the Adviser believes offer strong prospects for capital growth. The Fund may also invest in debt securities which the Adviser believes offer attractive income streams, giving consideration to the creditworthiness of the issuer, maturity date and other factors, including industry sector and prevailing economic and market conditions. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. The Fund may invest in securities of any maturity. The Fund may invest in both investment grade and non-investment grade debt securities, with up to 15% of its net assets in non-investment grade debt securities, which are commonly known as “junk bonds”. In selecting investments, an important focus of the Adviser is to identify investment opportunities where dividends or interest payments are well supported by the underlying assets and earnings of a company.

In managing the assets of the Fund, the Adviser generally pursues a value oriented approach. The Adviser also emphasizes investments in the equity securities of companies which it believes have the potential to growth their earnings at faster than normal rates and thus offer the potential for higher dividends and growth in the future.

The Fund is “non-Diversified.” This means that, as compared to mutual funds which are diversified, the Fund may invest a greater percentage of its total assets in the securities of a single issuer. As a result, the Fund may hold larger positions in a relatively small number of stocks as compared to many other mutual funds.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) and secondary offerings.

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Principal Risks

The Realty Income & Growth Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. The following is an alphabetical list of the principal investment risks of investing in the Fund.

Concentration Risk — The Fund’s strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Dividend Strategy Risk — There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. The Fund may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods.

Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs and secondary offerings on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares

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frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

Junk Bond Risk — Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.  Junk bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities.

Leverage Risk — The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. The Fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the Fund’s assets.

Liquidity Risk — Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions

Non-Diversified Fund Risk — Performance of a non-diversified fund may be more volatile than a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer.

Preferred Stock Risk — Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock has investment characteristics of both fixed income and equity securities. However, the value of these securities tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility.

Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases risk. Certain REITs charge management fees, which may result in layering the management fee paid by the fund.

Real Estate Securities Risk — Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions.

Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation,

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these investments involve a high degree of financial risk and can result in substantial losses.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Realty Income & Growth Fund. The bar chart shows how the Fund’s annual total returns for Institutional Class shares have varied from year to year. The Class A shares of the Fund were not issued prior to December 30, 2011.  Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Performance reflects expense reimbursements and/or fee waivers in effect from time to time.  If such expense reimbursements or fee waivers were not in place, the Fund’s performance would be reduced. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Fund reflect the performance of the Predecessor Fund (defined above). As the result of a reorganization that is expected to close in early- to mid-2018, in which the Fund will acquire all of the assets, subject to the liabilities, of the Predecessor Fund, the Fund will adopt the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes of the Fund.

Aberdeen Asset Management Inc. and Aberdeen Asset Managers Limited are expected to begin advising and sub-advising the Fund, respectively, immediately following the closing of the reorganization. Performance prior to this date reflects the performance of an unaffiliated investment adviser.

Annual Total Returns — Institutional Class Shares
(Years Ended Dec. 31)

During the periods shown in the Chart for the Fund:

Best Quarter		Worst Quarter
41.78%	9/30/09	(42.18)%	12/31/08

After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

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Average Annual Total Returns as of December 31, 2017

	1 Year	5 Years	10 Years	Since Inception
Class A shares — Before Taxes	2.29%	8.78%	N/A	10.26	%*
Institutional Class shares — Before Taxes	8.50%	10.29%	7.09%	11.01	%**
Institutional Class shares — After Taxes on Distributions	6.51%	8.47%	5.27%	8.89	%**
Institutional Class shares — After Taxes on Distributions and Sale of Fund Shares	5.47%	7.42%	4.81%	8.35	%**
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%	6.19	%**
MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)	5.07%	9.34%	7.44%	10.57	%**

*Class A inception date is 12/30/2011

**Institutional Class inception date is 12/29/1998.  All index since inception returns reflect the inception date of the Institutional Class.

Investment Adviser

Aberdeen Asset Management Inc. (“AAMI” or the “Adviser”) serves as the Realty Income & Growth Fund’s investment adviser and Aberdeen Asset Managers Limited (“AAML”)  serves as the Fund’s subadviser. In the United States, Aberdeen Standard Investments is the marketing name for the aforementioned entities.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Fund and have managed the Fund since    , 2018:

Name	Title	Served on the Fund Since
Svitlana Gubriy	Head of Global REIT Funds	2018
Bill Pekowitz	Real Estate Analyst/Portfolio Manager	2018

Purchase and Sale of Fund Shares

The Fund’s minimum investment requirements are as follows:

CLASS A SHARES

To open an account	$1,000

To open an IRA account	$1,000

Additional investments	$50

To start an Automatic Investment Plan	$1,000

Additional Investments (Automatic Investment Plan)	$50

INSTITUTIONAL CLASS SHARES

To open an account	$1,000,000

Additional investments	No Minimum

The Fund reserves the right to apply or waive investment minimums under certain circumstances as described in the prospectus under the “Choosing a Share Class” section.

Fund shares may be redeemed on each day that the New York Stock Exchange is open.  Fund shares may be sold by mail or fax, by telephone or on-line.

Tax Information

The Fund’s dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

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Summary — Aberdeen Income Builder Fund

Aberdeen Income Builder Fund

Objective

The Aberdeen Income Builder Fund (the “Income Builder Fund” or the “Fund”) seeks income. Long-term growth of capital is secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Income Builder Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A Sales Charges,” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 75 and 105 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 94 and 95 of the Fund’s Statement of Additional Information, respectively. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares		Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00	%(1)	None
Small Account Fee(2)	$20		$20
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		None
Other Expenses(3)	0.24%		0.24%
Acquired Fund Fees and Expenses	0.02%		0.02%
Total Annual Fund Operating Expenses(3)	1.51%		1.26%
Less: Amount of Fee Limitations/Expense Reimbursements(4)	0.06%		0.06%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements(3)	1.45%		1.20%

(1)         Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

(2)         Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses.

(3)         It is anticipated that the Fund will acquire all of the assets and liabilities of the Alpine Rising Dividend Fund (the “Predecessor Fund”), a series of Alpine Series Trust, in connection with a reorganization that is expected to close in early- to mid-2018.  The Predecessor Fund operated as a series of Alpine Series Trust prior to the closing of the reorganization.  Accordingly, “Other Expenses” have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.  Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements have also been restated to reflect current estimated expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Predecessor Fund and do not include Acquired Fund Fees and Expenses.

(4)         Aberdeen Funds (the “Trust”) and Aberdeen Asset Management Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 1.43% for Class A shares and 1.18% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before the end of the two year period following the closing date of the reorganization of the Predecessor Fund into the Fund. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Income Builder Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Class A shares	$714	$1,013	$1,340	$2,263
Institutional Class shares	$122	$388	$680	$1,512

Portfolio Turnover

The Income Builder Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Income Builder Fund invests at least 80% of its net assets in equity and fixed income securities of domestic and foreign issuers. Net assets include the amounts of any borrowings for investment purposes. The Fund uses a multi-cap, multi-sector, multi-style approach to invest in the securities of certain issuers of any capitalization level and in any sector or industry. In order to achieve its investment objectives, the Fund seeks investments in income-producing instruments and equity securities that have the potential to provide income and/or long term growth of capital. In order to generate income, the Fund may use a dividend capture strategy where it purchases shares prior to the record date for a dividend and sells them within a short time thereafter.

The Fund invests in the fixed income and equity securities of U.S. and foreign issuers, including those in emerging markets. The Fund is not restricted with respect to how much it may invest in the issuers of any single country or the amount it may invest in non-U.S. issuers, provided the Fund limits its investments in countries that are considered emerging markets to no more than 25% of its net assets at the time of investment. An “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development. Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Adviser defines “Western Europe” as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Allocation of the Fund’s assets among countries is dependent on the economic outlook of those countries and the dividends available in their markets. The Adviser screens the U.S. and foreign issuers in which it considers investing using the same criteria, including accelerating dividends , sufficiently liquid trading in an established market, and also its judgment that the issuer may have good prospects for earnings growth or may be undervalued. The equity securities in which the Fund invests may include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks, such as convertible debt, options on securities and warrants. The Fund may invest in companies of any market capitalization.

The Fund may invest up to 50% of its total assets in debt securities and other type of investment that are below investment grade, which are commonly known as “junk bonds.”

Principal Risks

The Income Builder Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. The following is an alphabetical list of the principal investment risks of investing in the Fund.

Call and Redemption Risk — Some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Corporate Bonds — Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities. Corporate bonds can decline in value in response to changes in the financial condition of the issuer and involve a risk of loss in case of issuer default or insolvency.

Credit Risk — A debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in the specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Currency Risk— The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

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Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Dividend Strategy Risk — There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. The Fund may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods.

Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund’s shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

Foreign Securities and Emerging Markets Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers of emerging market countries.

Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

High-Yield Bonds and Other Lower-Rated Securities Risk —  The Fund’s investments in high yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Interest Rate Risk — The Fund’s fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In periods of market

33

volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

Liquidity Risk — Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

Micro Capitalization Company Risk — Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including small or medium capitalization companies.

Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Prepayment Risk — As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of fixed income securities may, therefore, repay principal in advance. This forces the Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund’s income.

Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Income Builder Fund. The bar chart shows how the Fund’s annual total returns for Institutional Class shares have varied from year to year. The Class A shares of the Fund were not issued prior to December 30, 2011.  Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as other benchmarks.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Performance reflects expense reimbursements and/or fee waivers in effect from time to time.  If such expense reimbursements or fee waivers were not in place, the Fund’s performance would be reduced. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Fund reflect the performance of the Predecessor Fund (defined above). As the result of a reorganization that is expected to close in early- to mid-2018, in which the Fund will acquire all of the assets, subject to the liabilities, of the Predecessor Fund, the Fund will adopt the performance of the Predecessor Fund. The

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Fund and the Predecessor Fund have substantially similar investment objectives and similar investment strategies. Performance information for periods in the table below does not reflect the current investment strategies. Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes of the Fund. The Fund’s annual total returns prior to September 9, 2015 as reflected in the bar chart and the table are the returns of the Predecessor Fund that followed different investment strategies under the name “Alpine Rising Dividend Fund” (for periods from September 10, 2015 through the date of the reorganization) and under the name “Alpine Accelerating Dividend Fund” (for periods prior to September 9, 2015).

Aberdeen Asset Management Inc. is expected to begin advising the Fund immediately following the closing of the reorganization. Performance prior to this date reflects the performance of an unaffiliated investment adviser.

Annual Total Returns — Institutional Class Shares
(Years Ended Dec. 31)

During the periods shown in the Chart for the Fund:

Best Quarter		Worst Quarter
14.26%	9/30/09	(15.77)%	9/30/11

After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns
as of December 31, 2017

	1 Year	5 Years	Since Inception
Class A shares — Before Taxes	10.63%	11.22%	11.41	%*
Institutional Class shares — Before Taxes	17.34%	12.77%	17.34	%**
Institutional Class shares — After Taxes on Distributions	15.30%	10.92%	15.30	%**
Institutional Class shares — After Taxes on Distributions and Sale of Fund Shares	10.82%	9.64%	9.87	%**
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	13.71	%**
Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	28.11%	19.99%	13.83	%**

*Class A inception date is 12/30/2011

**Institutional Class inception date is 11/5/2008.  All index since inception returns reflect the inception date of the Institutional Class.

Investment Adviser

Aberdeen Asset Management Inc. (“AAMI” or the “Adviser”) serves as the Income Builder Fund’s investment adviser. In the United States, Aberdeen Standard Investments is the marketing name for the aforementioned entity.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Fund and have managed the Fund since 2018:

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Name	Title	Served on the Fund Since
Brian Fox	Senior Vice President— Equities (USA)	2018
Matthew Kence	Senior Vice President Global High Yield	2018
Kenneth Murphy	Senior Vice President— Equities (USA)	2018
Fran Radano	Senior Investment Manager	2018
George Westervelt	Senior Vice President Global High Yield	2018

Purchase and Sale of Fund Shares

The Fund’s minimum investment requirements are as follows:

CLASS A SHARES

To open an account	$1,000

To open an IRA account	$1,000

Additional investments	$50

To start an Automatic Investment Plan	$1,000

Additional Investments (Automatic Investment Plan)	$50

INSTITUTIONAL CLASS SHARES

To open an account	$1,000,000

Additional investments	No Minimum

The Fund reserves the right to apply or waive investment minimums under certain circumstances as described in the prospectus under the “Choosing a Share Class” section.

Fund shares may be redeemed on each day that the New York Stock Exchange is open.  Fund shares may be sold by mail or fax, by telephone or on-line.

Tax Information

The Fund’s dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

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Summary — Aberdeen Ultra Short Municipal Income Fund

Aberdeen Ultra Short Municipal Income Fund

Objective

The Aberdeen Ultra Short Municipal Income Fund (the “Ultra Short Municipal Income Fund” or the “Fund”) seeks high after-tax current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Ultra Short Municipal Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A Sales Charges,” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 75 and 105 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 94 and 95 of the Fund’s Statement of Additional Information, respectively. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares		Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	0.75	%(1)	None
Small Account Fee(2)	$20		$20
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.25%		None
Other Expenses(3)	0.20%		0.20%
Total Annual Fund Operating Expenses	0.95%		0.70%
Less: Amount of Fee Limitations/Expense Reimbursements(4)	0.25%		0.25%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	0.70%		0.45%

(1)         Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

(2)         Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses.

(3)         It is anticipated that the Fund will acquire all of the assets and liabilities of the Alpine Ultra Short Municipal Income Fund (the “Predecessor Fund”), a series of Alpine Income Trust, in connection with a reorganization that is expected to close in early- to mid-2018.  The Predecessor Fund operated as a series of Alpine Income Trust prior to the closing of the reorganization.  Accordingly, “Other Expenses” have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.

(4)         Aberdeen Funds (the “Trust”) and Aberdeen Asset Management Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.70% for Class A shares and 0.45% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before the end of the two year period following the closing date of the reorganization of  the Predecessor Fund into the Fund. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

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Example

This Example is intended to help you compare the cost of investing in the Ultra Short Municipal Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$493	$666	$880	$1,497
Institutional Class shares	$46	$172	$339	$822

Portfolio Turnover

The Ultra Short Municipal Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 214% of the average value of its portfolio.

Principal Strategies

The Ultra Short Municipal Income Fund invests its assets in a combination of tax-exempt obligations and taxable debt obligations. Under normal circumstances the Fund invests at least 80% of its net assets in tax-exempt obligations. Net assets include the amounts of any borrowings for investment purposes.  Tax-exempt obligations include municipal obligations that pay interest that is free from U.S. federal income tax (other than federal alternative minimum tax (“AMT”)). In addition, the Fund may invest in taxable debt obligations, including, but not limited to, obligations, mortgage-related and asset-backed securities and money market instruments.

In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. The obligations in which the Fund invests may be of any maturity, but under normal market conditions, it is expected that the Fund’s average portfolio maturity, at the time of investment, will be two years or less. The obligations in which the Fund invests must, at the time of investment, be rated investment grade, as determined by the various rating agencies, or if unrated, of comparable quality as determined by the Adviser.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest and seeks to enhance performance and manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decision to purchase and sell securities for the Fund.  The Adviser also considers economic factors to develop strategic forecasts as to the direction of interest rates which are then used to establish the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary.

The Fund’s investment strategies may result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Risks

The Ultra Short Municipal Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. The following is an alphabetical list of the principal investment risks of investing in the Fund.

Credit Risk — Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of a Fund’s investment in that issuer. The credit quality and liquidity of the Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to the Fund and affect its share price.

Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers

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(including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates. Securities having shorter maturities generally involve less risk of fluctuations in the value resulting from changes in interest rates, but generally have lower yields than securities having longer maturities. Securities having shorter maturities are also subject to reinvestment risk, which is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

Liquidity Risk — Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Market Risk — General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline.

Municipal Securities Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.  It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Redemption Risk — The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Tax Risk — Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Additionally, maximizing after-tax income may require trade-offs that reduce pre-tax income. The Fund’s tax-efficient strategies may reduce the taxable income of the Fund’s shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.

Variable Rate Demand Obligations Risk — Variable rate demand obligations (“VRDOs”) are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money. In addition, the interest rates on variable rate demand obligations are short-term and may, for example, be reset daily, weekly or monthly. During periods of declining interest rates, the Fund’s yield on a VRDO will decrease and its shareholders will forego the opportunity for capital appreciation. During periods of rising interest rates, however, the Fund’s yield on a VRDO will increase and the Fund’s shareholders will have a reduced risk of capital depreciation.

Yield Risk — The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Adviser may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.

If the value of the Fund’s investments decreases, you may lose money.

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For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Ultra Short Municipal Income Fund. The bar chart shows how the Fund’s annual total returns for Institutional Class shares have varied from year to year.  Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance and an index of funds with similar investment objectives.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. Performance reflects expense reimbursements and/or fee waivers in effect from time to time.  If such expense reimbursements or fee waivers were not in place, the Fund’s performance would be reduced. The Adviser may also voluntarily waive a portion of its fees from time to time. Investment performance reflects the waiver of certain fees. Without the voluntary waiver of fees, the Fund’s total return would have been lower. These voluntary waivers may be discontinued at any time, and are in addition to contractual waivers. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Fund reflect the performance of the Predecessor Fund (defined above). As the result of a reorganization that is expected to close in early- to mid-2018, in which the Fund will acquire all of the assets, subject to the liabilities, of the Predecessor Fund, the Fund will adopt the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes of the Fund.

Aberdeen Asset Management Inc. is expected to begin advising the Fund immediately following the closing of the reorganization. Performance prior to this date reflects the performance of an unaffiliated investment adviser.

Annual Total Returns — Institutional Class Shares
(Years Ended Dec. 31)

During the periods shown in the Chart for the Fund:

Best Quarter		Worst Quarter
1.12%	06/30/2008	0.03%	9/30/2013

After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns
as of December 31, 2017

	1 Year	5 Years	10 Years	Since Inception
Class A shares — Before Taxes	0.19%	0.27%	1.08%	1.56	%*
Institutional Class shares — Before Taxes	0.93%	0.62%	1.38%	2.04	%**

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Institutional Class shares — After Taxes on Distributions	0.94%	0.62%	1.37%	1.88	%**
Institutional Class shares — After Taxes on Distributions and Sale of Fund Shares(1)	0.94%	0.62%	1.38%	1.87	%**
Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index (reflects no deduction for fees, expenses or taxes)	0.92%	0.64%	1.48%	1.80	%**

(1)    Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.

*            Class A inception date is 3/30/2004

**     Institutional Class inception date is 12/6/2002.  Index since inception returns reflect the inception date of the Institutional Class.

Investment Adviser

Aberdeen Asset Management Inc. (“AAMI” or the “Adviser”) serves as the Ultra Short Municipal Income Fund’s investment adviser.  In the United States, Aberdeen Standard Investments is the marketing name for the aforementioned entity.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Fund, and have managed the Fund since 2018:

Name	Title	Served on the Fund Since
Charles Tan	Head of North American Fixed Income	2018
Edward Grant	Senior Investment Manager	2018
Lesya Paisley	Senior Investment Manager	2018
Brie Groh	Credit Research Analyst	2018

Purchase and Sale of Fund Shares

The Fund’s minimum investment requirements are as follows:

CLASS A SHARES

To open an account	$1,000

To open an IRA account	$1,000

Additional investments	$50

To start an Automatic Investment Plan	$1,000

Additional Investments (Automatic Investment Plan)	$50

INSTITUTIONAL CLASS SHARES

To open an account	$1,000,000

Additional investments	No Minimum

The Fund reserves the right to apply or waive investment minimums under certain circumstances as described in the prospectus under the “Choosing a Share Class” section.

Fund shares may be redeemed on each day that the New York Stock Exchange is open.  Fund shares may be sold by mail or fax, by telephone or on-line.

Tax Information

The Fund’s dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

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Fund Details

42

Additional Information about Investments, Investment Techniques and Risks

The principal investments and principal risks of each Fund are disclosed in each Fund’s Summary section.  The Funds may invest in certain additional investments and may be subject to various additional risks. This section provides additional information regarding the additional non-principal investments, investment techniques and risks of the Funds. Additionally, certain of the investments, techniques and risks noted below provide additional information on the principal risks for some of the Funds.  A further discussion of the Funds’ investment policies and restrictions, and additional information about the Funds’ investments, is contained in the Funds’ Statement of Additional Information (the “SAI”).

Investment Objectives.  The investment objective(s) of the Income Builder Fund, Ultra Short Municipal Income Fund and High Yield Managed Duration Municipal Fund are non-fundamental, which means it may be changed by the respective Board without shareholder approval.  The investment objective(s) of each Fund other than the Income Builder Fund, Ultra Short Municipal Income Fund and High Yield Managed Duration Municipal Fund are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of that Fund.

80% Policies.  The 80% investment policies of the Ultra Short Municipal Income Fund and High Yield Managed Duration Municipal Fund are fundamental and my not be changed without shareholder approval. The 80% investment policies of each Fund other than the Ultra Short Municipal Income Fund and High Yield Managed Duration Municipal Fund may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Additional Investments, Strategies and Information (excluding the Ultra Short Municipal Income Fund and High Yield Managed Duration Municipal Fund)

Borrowing and Short Sales — A Fund may borrow up to 10% of its total assets for investment purposes. Loans in the aggregate, to cover overdrafts and for investment purposes, may not exceed the maximum amount that the borrower is permitted under the Investment Company Act of 1940, as amended, (the “1940 Act”). A Fund may also enter into short sales of securities. A short sale is a transaction in which the fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by the Fund would exceed 10% of the Fund’s net assets. However, short sales affected “against the box” to hedge against a decline in the value of a security owned by a Fund are not subject to this 10% limitation.

Equity-Linked Securities — A Fund may invest in equity-linked securities, including, but not limited to, participation notes, certificates of participation, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock.

Fixed Income Securities — A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity. A Fund may invest in both investment grade debt securities and non-investment grade debt securities, which are commonly known as “junk bonds.” Each Fund may invest up to 15% and 5% of its net assets in non-investment grade debt securities, respectively.

Foreign Securities

Unless otherwise set forth in the Funds’ Prospectus, an “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”).

•                  International Real Estate Equity Fund and Global Infrastructure Fund— A Fund may invest without limitation in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as American Depositary Receipts (“ADRs”)) that represent indirect interests in securities of foreign issuers. A Fund’s investments in foreign securities may include the securities of issuers in emerging markets.

•                  Realty Income & Growth Fund — The Fund may invest up to 35% of its net assets in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.

•                  Dynamic Dividend Fund — The Fund is not restricted as to the percentage of its assets that may be invested in non-U.S. issuers, but may only invest up to 25% of its net assets in securities of issuers located in “emerging markets.”

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•                  Income Builder Fund — The Fund is not restricted as to the percentage of assets that may be invested in a single country or in non-U.S. issuers, but may only invest up to 25% of its net assets in securities of issuers located in “emerging markets.”

Illiquid Securities

•                  Realty Income & Growth Fund— A Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. However, a Fund may not invest more than 10% of its net assets in such repurchase agreements.

•                  Global Infrastructure Fund, International Real Estate Equity Fund, Dynamic Dividend Fund and Income Builder Fund — A Fund may invest up to 15% of its net assets in illiquid securities.

Initial Public Offerings and Secondary Offerings (All Funds Except Income Builder Fund) — A Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) and secondary offerings. An initial public offering is a corporation’s first offering of common stock to the public. Secondary offerings are the issuance of new stock for public sale from a company that has already made its IPO.

Other Investment Companies — A Fund may invest in the securities of other investment companies, which may include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments.

Securities Lending — A Fund may not lend its portfolio securities, unless the borrower is a broker-dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market-value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund’s net assets.

Temporary Defensive Positions

•                  All Funds (except Dynamic Dividend Fund) — A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During such times, a Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, a Fund may not achieve its investment objective.

•                  Dynamic Dividend Fund — The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During such times, the Fund may hold certain securities for less than 61 days and, as a result, shareholders may be unable to take advantage of the reduced U.S. federal income tax rates applicable to any qualifying dividends otherwise attributable to such securities. In addition, during such times, the Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective.

Other Investments — A Fund may use a variety of other investment instruments in pursuing their investment programs. The investments of the Fund may include: mortgage-backed securities and various derivative instruments, including, but not limited to, options on securities, stock index options, options on foreign currencies, forward foreign currency contracts, futures contracts and swaps.

Additional Investments, Strategies and Information for the Ultra Short Municipal Income Fund and High Yield Managed Duration Municipal Fund (each a “Municipal Fund” and together, the “Municipal Funds”)

Ultra Short Municipal Income Fund

Debt Obligations — The Fund may invest in debt obligations of municipal issuers and of the U.S. government, its agencies or instrumentalities and corporate issuers. It may also invest in money market instruments, which are high quality short-term debt obligations. The securities in which the Fund may

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invest may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity.

Investment Grade Obligations — The obligations in which the Fund invests must, at the time of investment, be rated as investment grade (BBB or better) by S&P or (Baa or better) by Moody’s, or the equivalent by another NRSRO, or if unrated, be determined by the Adviser to be of comparable quality. When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO. In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers. If an obligation’s credit rating is downgraded after the Fund’s investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation.

Repurchase Agreements — The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or dealer) to repurchase the security at an agreed upon price and specified future date. The repurchase price reflects an agreed upon interest rate for the time period of the agreement. The Fund’s risk is the inability of the seller to pay the agreed upon price on the delivery date. However this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase the Fund’s expenses. The Adviser monitors the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Temporary Defensive Positions — During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, debt securities, including money market instruments, or it may hold cash. The Fund will not be pursuing its investment objective in these circumstances.

Borrowing — The Fund may borrow money from banks and enter into reverse repurchase agreements for temporary, extraordinary or emergency purposes (but not for investment), including to make payments to pay redemptions, subject to the overall limitation that total borrowings by the Fund (including borrowing through reverse repurchase agreements) may not exceed 33 1/3% of the value of the Fund’s total assets (measured in each case at the time of borrowing).

Other Investments — The Fund may use interest rate swaps, futures contracts, and options to help manage duration.

The Fund may invest its assets in the securities of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”).

The Fund’s policy to invest at least 80% of its net assets in tax-exempt obligations the income from which is exempt from federal income tax other than the AMT is fundamental and may not be changed without shareholder approval. The Fund may change any of its other investment policies (and its investment objective) without shareholder approval. The Fund will not change its investment objective without providing at least 60 days’ prior notice to shareholders.

High Yield Managed Duration Municipal Fund

The Fund may invest its assets in the securities of other investment companies to the extent permitted by the 1940 Act.

During periods of adverse conditions in the markets for municipal obligations, the Fund may temporarily invest all or a substantial portion of its assets in cash or high quality, short-term taxable debt securities, without limit. The Fund will not be pursuing its investment objective of seeking tax-exempt income in these circumstances.

The Fund may invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed (also known as junk bonds). These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

From time to time, the Fund may invest 25% or more of its assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (1) obligations, the interest on which is paid from revenues of similar type projects and (2) obligations whose issuers are located in the same state. Such related sectors may include hospitals, retirement centers, pollution control, single family housing, multiple family housing, industrial development, utilities, education, and general

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obligation bonds. The Fund also may invest 25% or more of its assets in municipal obligations whose issuers are located in the same state. Such states may include, but are not limited to, California, Pennsylvania, Texas, New York, Florida, and Illinois.

Although the Fund seeks a high level of current income exempt from federal income tax, there is no assurance the Fund will achieve its investment objective. Thus, it is possible to lose money by investing in the Fund. The Fund’s yield will vary as the securities mature and the proceeds are reinvested in securities with different interest rates. An investment in the Fund does not constitute a balanced investment program.

The Fund’s policy to invest at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the AMT is fundamental and may not be changed without shareholder approval. The Fund may change any of its other investment (and its investment objective) policies without shareholder approval. The Fund will not change its investment objective without providing at least 60 days’ prior notice to shareholders.

Borrowing.  The Fund can borrow up to one-third of its assets (including the amount borrowed) from banks. It can use those borrowings for a number of purposes, including for purchasing securities (or leverage), to meet redemption obligations, and for temporary and emergency purposes. However, the Fund does not intend to use leverage more than, in the aggregate, up to 10% of the value of its total assets to increase its holdings of portfolio securities.

Investment Risks

Borrowing and Leverage Risk (Municipal Funds) — When a Fund borrows for leverage, changes in the value of a Fund’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. The costs of borrowing for investment purposes might reduce a Fund’s return if the yield on the securities purchased is less than the borrowing costs. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in a substantial amount, and possibly all, of a Fund’s assets.

Concentration Risk (International Real Estate Equity Fund and Realty Income & Growth Fund) — A Fund’s strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. A Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Convertible Securities Risk (All Funds except the Municipal Funds) — A Fund can invest in securities that can be exercised for or converted into common stocks (such as warrants or convertible preferred stock). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

Contingent Convertible Securities.  A Fund may invest in contingent convertible securities, or “CoCos”.  These securities are usually deeply subordinated instruments with long maturities that contain a conversion mechanism that is governed by the issuer’s ability to meet certain minimum financial and accounting ratios as promulgated by statutory regulatory authorities such as banking regulators or macro prudential regulatory authorities.  If the issuer triggers the CoCo’s conversion mechanism, the contingent convertible security’s principal may be (1) permanently written off in total, (2) temporarily written off in total or in part with principal reinstatement contingent upon the issuer re-attaining compliance with statutorily required financial and accounting ratios, or (3) converted into common equity or into a security ranking junior to the contingent convertible security.  In any or all of these circumstances, the CoCo’s value may be partially or completely impaired either temporarily or permanently. Many, but not all, contingent convertible securities are rated as speculative or ‘High Yield’ by NRSROs.

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The

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degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Additional credit risk with respect to the Municipal Funds:  The credit quality and liquidity of a Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to a Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to the Fund and affect its share price.

Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Debt Securities Risk (Income Builder Fund and Municipal Funds) — Debt securities, such as bonds, involve credit risk and interest rate risk. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk — Derivatives involve special risks and costs and may result in losses to the fund, even when used for hedging purposes. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase the fund’s volatility, which is the degree to which the fund’s share price may fluctuate within a short time period. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The other parties to certain derivatives transactions present the same types of credit risk as issuers of fixed income securities. Derivatives also tend to involve greater liquidity risk and they may be difficult to value. The fund may be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives or similar instruments may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The fund’s use of derivatives may also increase the amount of taxes payable by shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. The fund may be exposed to additional risks as a result of the additional regulations. The extent and impact of the additional regulations are not yet fully known and may not be for some time. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Funds. If the proposed rule takes effect, it could limit the ability of a Fund to invest in derivatives. Risks associated with the use of derivatives are magnified to the extent that an increased portion of the fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

Distressed Securities Risk (High Yield Managed Duration Municipal Fund and Income Builder Fund) — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any

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reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Dividend Strategy Risk (Realty Income & Growth Fund, Global Infrastructure Fund, and Dynamic Dividend Fund) — There is no guarantee that the issuers of the stocks held by the fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The fund’s emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

A Fund may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods. There is the possibility that the anticipated acceleration of dividend could not occur.

Duration Risk (Income Builder Fund and Municipal Funds) — A Fund’s share price and total return will vary, primarily in response to changes in interest rates. How well a Fund’s performance compares to that of similar fixed income funds will depend on the success of the investment process. Although any rise in interest rates is likely to cause a fall in the prices of debt obligations, the Ultra Short Municipal Income Fund’s comparatively short duration is intended to help keep its share price within a relatively narrow range. A Fund will generally earn less income and, during periods of declining interest rates, may provide lower total returns than funds with longer durations.

Energy Sector Risk (All Funds except the Municipal Funds)  — To the extent that a Fund’s investments are exposed to the energy sector, a Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies also may fluctuate widely in response to such events. Securities prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, could adversely impact performance of energy sector companies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Equity-Linked Securities Risk (All Funds except the Municipal Funds)  — A Fund may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to a Fund’s restrictions on investments in foreign securities. In addition, a Fund bears the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Equity Securities Risk (All Funds except the Municipal Funds) — Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of a Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests. Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common

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stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Extension Risk — When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to a rise in interest rates alone. This may cause a Fund’s share price to be more volatile.

Fixed Income Securities Risk — The securities markets are volatile and the market prices of a Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Changes in market conditions will not have the same impact on all types of securities. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.

There is no limitation on the maturities of fixed income securities in which a Fund invests. When interest rates rise, the value of fixed income securities generally falls. A change in interest rates will not have the same impact on all fixed income securities. Generally, the longer the maturity or duration of a fixed income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction.

Certain fixed income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Foreign Currency Transactions Risk (All Funds except the Municipal Funds) — A Fund may not fully benefit from or may lose money on foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings. A Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled. Currency transactions are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund’s holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund’s gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund’s income or gains and its distributions to shareholders. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders. The Fund may enter into forward foreign currency exchange contracts in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies. Although this method attempts to protect the value of the Fund’s portfolio securities against a decline in the value of a currency, it does not eliminate the fluctuations in the underlying prices of the securities and while such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

Foreign and Emerging Market Securities Risk (All Funds except the Municipal Funds) — A Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as

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unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The value of a Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for a Fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for the fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so. In certain foreign markets, settlement and clearance procedures may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

A Fund may invest in the securities of issuers located, operating or owning significant assets in “emerging markets.” Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; lack of liquidity and greater price volatility due to the smaller size of the market for such securities and lower trading volume; political and social uncertainties; national policies that may restrict a Fund’s investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; greater risks of expropriation, confiscatory taxation and nationalization; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodities prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Foreign Custody Risk (All Funds except the Municipal Funds) — Foreign custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by banks, agents and depositories in securities markets that are less developed than those in the United States. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel non-U.S. agents to hold securities in designated depositories that may not be subject to independent evaluation. The laws of certain countries may place limitations on the ability to recover assets if a non-U.S. bank, agent or depository becomes insolvent or enters bankruptcy. Non-U.S. agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. In general, the less developed a country’s securities market is, or the more difficult communication is with that location, the greater the likelihood of custody problems.

Growth Stock Risk (All Funds except the Municipal Funds) —Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks. Growth securities may also be more volatile than other investments because they often do not pay dividends.

Hedging Risk (All Funds except the Municipal Funds)— A Fund may utilize a variety of financial instruments, such as derivatives, options, interest rate swaps, caps and floors and forward contracts, both for investment purposes and for risk management purposes. While a Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for a Fund than if it has not engaged in any such hedging transaction. Moreover, it should be noted that the portfolio will always be exposed to certain risks that cannot be hedged, such as credit risk (relating both to particular securities and counterparties).

Infrastructure-Related Investment Risk (Global Infrastructure Fund) — Because the Infrastructure Fund concentrates its investments in infrastructure-related entities, the Infrastructure Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus

50

capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Companies in the infrastructure sector may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on infrastructure projects, and other factors. The stock prices of transportation companies may be affected by supply and demand for their specific product, government regulation, world events and economic conditions. The profitability of energy companies is related to worldwide energy prices, exploration, and production spending. Utilities companies face intense competition, which may have an adverse effect on their profit margins, and the rates charged by regulated utility companies are subject to review and limitation by governmental regulatory commissions.

Initial Public Offerings and Secondary Offerings Risk (All Funds except the Income Builder Fund and the Municipal Funds) — A Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

It is the Adviser’s discretionary policy not to invest a Fund’s assets in IPOs, if, in aggregate, 25% or greater of such Fund’s shares are beneficially owned by the Adviser or principals of the Adviser. So from time to time, a Fund may or may not be restricted from investing in IPOs. The Adviser’s discretionary policy is described in greater detail in the Funds’ SAI.

Interest Rate Risk — Interest rate risk is the risk of a change in the price of debt obligations when prevailing interest rates increase or decline. In general, if interest rates rise, the prices of debt obligations fall, and if interest rates fall, the prices of debt obligations rise. Changes in the values of debt obligations usually will not affect the amount of income a Fund receives from them but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt obligations with longer maturities.

Additional interest rate risk with respect to the Municipal Funds:  Securities having shorter maturities generally involve less risk of fluctuation in value resulting from changes in interest rates, but generally have yields lower than securities having longer maturities. Securities having shorter maturities are subject to reinvestment risk, which is the risk that if interest rates fall a Fund may need to invest the proceeds of redeems securities in securities with lower interest rates.

Issuer Risk — Issuer risk is the possibility that changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the obligation and in some cases a decrease in income. A Fund may experience a substantial or complete loss on an individual security.

Land-Secured or “Dirt” Bonds Risk (High Yield Managed Duration Municipal Fund) — These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Leverage Risk (All Funds Except Municipal Funds) — Subject to certain limitations, a Fund may use leverage in connection with their investment activities and may affect short sales of securities. These investment practices involve special risks. Leverage is the practice of borrowing money to purchase securities. Increases and decreases in the value of a Fund’s portfolio will be magnified when the Fund uses leverage. It can increase the investment returns of a Fund if the securities purchased increase in value in an amount exceeding the cost of the

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borrowing; however, if the securities decrease in value, a Fund will suffer a greater loss than would have resulted without the use of leverage. A Fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the Fund’s assets.

Liquidity Risk — Liquidity risk exists when particular investments are impossible or difficult to sell. Although most of a Fund’s investments must be liquid at the time of investment, investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. When a Fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if a Fund is forced to sell these investments to meet redemption requests or for other cash needs, a Fund may suffer a loss. A Fund may experience heavy redemptions that could cause a Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause a Fund to underperform when compared to other funds with similar investment objectives and strategies.

Market Risk — In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors to keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may be negatively affected.

Medium- and Lower-Grade Municipal Securities Risk (Municipal Funds) — Securities which are in the medium- and lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturity, but they also generally involve more volatility and greater risks, such as greater credit risk, market risk, liquidity risk, management risk, and regulatory risk. Furthermore, many medium- and lower-grade securities are not listed for trading on any national securities exchange and many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations by any NRSRO. As a result, a Fund’s portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by a Fund and may also limit the ability of a Fund to sell such securities at their fair value either to meet

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redemption requests or in response to changes in the economy or the financial markets.

Micro Capitalization Company Risk (All Funds except the Municipal Funds) — A Fund may invest in the stocks of micro-cap companies with capitalizations under $100 million. Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small or medium capitalization. Micro capitalization companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Mortgage Backed and Asset Backed Securities Risk (All Funds Except Ultra Short Municipal Income Fund)  — Mortgage backed and asset backed securities are subject to prepayment risk, which is the risk that during periods of falling interest rates, an issuer of mortgages and other securities may be able to repay principal prior to the security’s maturity causing a Fund to have to reinvest the securities with a lower yield, resulting in a decline to a Fund’s income. Mortgage backed and asset backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain of these securities will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline to a Fund’s income and potentially in the value of a Fund’s investments. Because of prepayment and extension risk, Mortgage backed and asset backed securities react differently to changes in interest rates than other bonds. Small movements in the interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage backed and asset backed securities.

Municipal Market Volatility and Illiquidity Risk (Municipal Funds) — The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, a Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If a Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.

Municipal Sector Risk (Municipal Funds) — While a Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, general appropriation, special assessment and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, a Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Municipal Securities Risk (Municipal Funds) — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or

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get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax Risk — Investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after a Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable, and a Fund’s dividends with respect to that bond might be subject to federal income tax. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Municipal obligations that are backed by the issuer’s taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These municipal obligations may be vulnerable to legal limits on a government’s power to raise revenue or increase taxes. Other municipal obligations, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the obligations.

Non-Diversified Fund Risk (Realty Income & Growth Fund) — The Realty Income & Growth Fund is “non-diversified.” This means that, as compared to mutual funds which are diversified, the Fund may invest a greater percentage of its total assets in the securities of a single issuer. As a result, the Fund may hold larger positions in a relatively small number of stocks as compared to many other mutual funds. This may make the Fund’s performance more volatile than would be the case if it had a more diversified investment portfolio.

Non-Investment Grade Securities (“Junk Bonds”) Risk (All Funds except the Ultra Short Municipal Income Fund) — Although non-investment grade securities generally pay higher rates of interest than investment grade securities, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund. The major risks of non-investment grade investments include:

•                  Non-investment grade securities may be issued by less creditworthy issuers. Issuers of non-investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of non-investment grade securities, leaving few or no assets available to repay holders of non-investment grade securities.

•                  Prices of non-investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of non-investment grade securities than on other higher rated fixed-income securities.

•                  Issuers of non-investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•                  Non-investment grade securities frequently have redemption features that permit an issuer to repurchase the security from a Fund before it matures. If the issuer redeems non-investment grade securities, a Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•                  Non-investment grade securities may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the non-investment grade securities market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of a Fund’s securities than is the case with securities trading in a more liquid market.

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•                  A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Operational Risk — Your ability to transact with a Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although a Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Options and Futures Risk (All Funds except the Municipal Funds) — Although options and futures transactions are intended to enable a Fund to manage market and interest rate risks, these investments can be highly volatile, and a Fund’s use of them could result in poorer investment performance. A Fund’s use of these investment devices for hedging purposes may not be successful. Successful hedging strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When a Fund uses futures contracts and options as hedging devices, there is a risk that the prices of the securities subject to the futures contracts and options may not correlate perfectly with the prices of the securities in a Fund’s portfolio. This may cause the futures and options to react to market changes differently than the portfolio securities. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rates, securities price movements and other economic factors. Even if the expectations of the Adviser are correct, a hedge could be unsuccessful if changes in the value of a Fund’s portfolio securities does not correspond to changes in the value of its futures contracts. A Fund’s ability to establish and close out futures contracts and options on futures contracts positions depends on the availability of a secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, a Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Other Investment Company Risk — A Fund may invest in the securities of other investment companies, which may include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. The market value of the shares of other investment companies may differ from the net asset value of a Fund. The shares of closed-end investment companies frequently trade at a discount to their net asset value. As a shareholder in an investment company, a Fund would bear their pro rata portion of that entity’s expenses, including its investment advisory and administration fees. At the same time, a Fund would continue to pay their own management fee and other expenses. As a result, a Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

Portfolio Turnover Risk (All Funds except the High Yield Managed Duration Municipal Fund) — A Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies, together with the ability of a Fund to effect short sales of securities and to engage in transactions in options and futures, may have the effect of increasing the annual rate of portfolio turnover of the Fund. A high portfolio turnover rate will result in greater brokerage and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Preferred Stock Risk (All Funds except the Municipal Funds) — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Prepayment or Call Risk — Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if a Fund holds a fixed income security subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, a Fund would

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also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if a Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment.

Puerto Rico and U.S. Territories Risk (Municipal Funds) — Because a Fund may invest in the municipal securities of U.S. territories, including Puerto Rican municipal securities, events in Puerto Rico are likely to affect a Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to Puerto Rico’s municipal issuers. As with Puerto Rican municipal securities, events in any of the other territories where a Fund is invested may affect a Fund’s investments and its performance.

Certain municipal issuers in Puerto Rico have recently experienced financial difficulties. In February 2014, S&P, Moody’s and Fitch each downgraded Puerto Rico’s general obligation debt to a rating that is below investment-grade. Additionally, all three ratings agencies maintained a negative outlook on Puerto Rico’s credit rating, which means that additional downgrades of securities issued by Puerto Rico are possible in the future. Downgrades could create additional strain on a commonwealth already facing existing economic stagnation and fiscal imbalances, including budget deficits and pension funding shortages. Puerto Rican financial difficulties could potentially lead to less liquidity for its bonds, wider spreads, and greater risk of default for Puerto Rican municipal securities, and consequently may affect a Fund’s investments and its performance.

Qualified Dividend Tax Risk (Dynamic Dividend Fund) — No assurance can be given as to what percentage of the distributions paid on the common shares, if any, will consist of tax-advantaged qualified dividend income or long-term capital gains or what the tax rates on various types of income will be in future years. The favorable U.S. federal tax treatment may be adversely affected, changed or repealed by future changes in tax laws at any time. In addition, it may be difficult to obtain information regarding whether distributions by non-U.S. entities in which a Fund invest should be regarded as qualified dividend income. Furthermore, to receive qualified dividend income treatment, a Fund must meet holding period and other requirements with respect to the dividend paying securities in their portfolios, and the shareholder must meet holding period and other requirements with respect to the common shares of a Fund.

Real Estate Investment Trust (“REIT”) Risk (All Funds except the Municipal Funds) — Investments in REITs will subject a Fund to various risks. The first, real estate industry risk, is the risk that REIT share prices will decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market. The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the long-term capital gains character of such gains earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. The Fund’s investments in REITs may include an additional risk to shareholders in that some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the

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distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their share of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in a Fund’s shares, such shareholder will generally recognize capital gain.

Real Estate Securities Risks (All Funds except the Municipal Funds) —The value of the shares of a Fund will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; and (viii) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under performance and out performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors of real estate investments:

•                  Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

•                  Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

•                  Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

•                  Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

•                  Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

•                  Community Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

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•                  Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

•                  Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which a Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

•                  Lack of Insurance. Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, a Fund’s investment performance may be adversely affected.

•                  Financial Leverage. Global real estate companies may be highly leveraged and financial covenants may affect the ability of global real estate companies to operate effectively.

•                  Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

•                  Recent Events. The value of real estate is particularly susceptible to acts of terrorism and other changes in foreign and domestic conditions.

•                  REIT Issues. REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Fund may invest in a real estate company which purports to be a REIT but which fails to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the purported REIT would be subject to corporate level taxation, significantly reducing the return to the Fund on their investment in such company. See “REIT Risk” above.

•                  Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds, and can fluctuate significantly when interest rates change.

Redemption Risk (Municipal Funds) — A Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The

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redemption by one or more large shareholders of their holdings in a Fund could hurt performance and/or cause the remaining shareholders in a Fund to lose money. If one decision maker has control of Fund shares owned by separate fund shareholders, including clients or affiliates of the Adviser, redemptions by these shareholders may further increase a Fund’s redemption risk. If a Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.

Repurchase Agreements Risk (All Funds except the High Yield Managed Duration Municipal Fund) — A repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. Government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or dealer) to repurchase the security at an agreed upon price and specified future date. The repurchase price reflects an agreed upon interest rate for the time period of the agreement. A Fund’s risk is the inability of the seller to pay the agreed upon price on the delivery date. However, this risk is tempered by the ability of a Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase the Fund’s expenses. The Adviser monitors the creditworthiness of the firms with which a Fund enters into repurchase agreements.

Restricted and Illiquid Securities Risk — A Fund may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “1933 Act”). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded. The Adviser determines the liquidity of the Rule 144A securities according to guidelines adopted by the Board of Trustees. The Board of Trustees monitors the application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to a Fund’s limitation on the amount of illiquid securities it may purchase.

Additional restricted and illiquid securities risk with respect to the Municipal Funds:

The Adviser determines an investment’s credit quality rating at the time of investment by conducting credit research and analysis and by relying on ratings and reports issued by NRSROs. If an investment is not rated, the Adviser relies on its credit research and analysis to rate the investment. A Fund may invest in illiquid securities. Illiquid securities include securities that have legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which a Fund is carrying the securities. The Funds each may hold up to 15% of the value of its net assets, in illiquid securities.

Reverse Repurchase Agreements Risk (All Funds except the Municipal Funds) — Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk (All Funds except the Municipal Funds) — Lending securities involves the risk of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially. A Fund could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan.

Short Sales Risk (All Funds except the Municipal Funds) — A short sale is the sale by a Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, a Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. A Fund would also incur increased transaction costs associated with selling securities short. In addition, if a Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with a Fund’s broker (not including the proceeds from the short sales). A Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, a Fund may

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maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Small and Medium Capitalization Company Risk (All Funds except the Municipal Funds) — Many issuers in which a Fund may invest are small or medium capitalization companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause a Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, a Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Sovereign Debt Risk (All Funds except the Municipal Funds) — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Special Risks (Municipal Funds) — Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Municipal obligations that are backed by the issuer’s taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These municipal obligations may be vulnerable to legal limits on a government’s power to raise revenue or increase taxes. Other municipal obligations, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the obligations.

“Special Situations” Companies Risk (Income Builder Fund and Dynamic Dividend Fund) — “Special situations” include a change in management or management policies, the acquisition of a significant equity position in the company by others, a merger or reorganization, or the sale or spin-off of a division or subsidiary which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a special situation company may decline significantly. There can be no assurance that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations.

Swaps Risk (All Funds except the Municipal Funds) — Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund also may enter into swaptions, which are options to enter into a swap agreement. Since these transactions generally do not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.

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Tax Risk— Changes in tax laws or adverse determinations by the Internal Revenue Service may change the degree to which the income of the Fund is taxable. Additionally, maximizing after-tax income may require trade-offs that reduce pre-tax income. A Fund’s tax-efficient strategies may reduce the taxable income of the Fund’s shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that a Fund will achieve its investment objective.

See “Municipal Securities Risk (Municipal Funds) — Tax Risk” above for the additional tax risk applicable to investments in the Municipal Funds.

Temporary Defensive Position Risk  — The value of the investments held by a Fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If a Fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of a Fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for a Fund to achieve its investment objective.

Tender Option Bonds Risk (Municipal Funds) — Tender option bonds are synthetic floating-rate or variable-rate securities issued when long-term bonds are purchased in the primary or secondary market and then deposited into a trust. Custodial receipts are then issued to investors, such as the Funds, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. The sponsor of a highly leveraged tender option bond trust generally will retain a liquidity provider to purchase the short-term floating-rate interests at their original purchase price upon the occurrence of certain specified events. However, the liquidity provider may not be required to purchase the floating-rate interests upon the occurrence of certain other events, for example, the downgrading of the municipal bonds owned by the tender option bond trust below investment grade. The general effect of these provisions is to pass to the holders of the floating rate interests the most severe credit risks associated with the municipal bonds owned by the tender option bond trust and to leave with the liquidity provider the interest rate risk (subject to a cap) and certain other risks associated with the municipal bonds. Tender option bonds may be considered derivatives, and may expose the Funds to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility. To the extent the Funds invest in tender option bonds, it is also exposed to credit risk associated with the liquidity provider retained by the sponsor of a tender bond option trust.

Tobacco Related Bonds Risk (High Yield Managed Duration Municipal Fund) — In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the “MSA”), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state’s interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an “appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA.

Undervalued Stock Risk (All Funds except the Municipal Funds) — A Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

U.S. Government Securities Risk (All Funds except the Municipal Funds) — U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (Ginnie Mae), this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by the

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Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Valuation Risk — Many factors may influence the price at which a Fund could sell any particular portfolio investment. The sales price may well differ — higher or lower — from a Fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, a Fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued securities or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the market on which they are valued, but before the fund determines its net asset value. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Variable Rate Demand Obligations Risks (Municipal Funds) — Variable rate demand obligations (“VRDOs”) are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money. In addition, the interest rates on variable rate demand obligations are short-term and may, for example, be reset daily, weekly or monthly. During periods of declining interest rates, the Fund’s yield on a VRDO will decrease and its shareholders will forego the opportunity for capital appreciation. During periods of rising interest rates, however, the Fund’s yield on a VRDO will increase and the Fund’s shareholders will have a reduced risk of capital depreciation. Particular VRDOs may not have an active secondary market. As a result, the Fund could suffer a loss on these instruments during periods when the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaults on its payment obligation. In addition, VRDOs are generally supported by either a letter of credit or a stand-by bond purchase agreement to provide credit enhancement. A decline in the credit quality of the issuer of the credit enhancement may in turn cause a decrease in value of the VRDO supported by the credit enhancement.

Warrants Risk (All Funds except the Municipal Funds) — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock. If a warrant held by a Fund is not exercised by the date of its expiration, a Fund would lose the entire purchase price of the warrant.

When-Issued and Delayed Delivery Transactions Risk — A Fund may enter into transactions to purchase a security on a when-issued or delayed delivery basis in which it commits to buy a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, the value of a security may be less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transactions; if the other party fails to do so, the Fund may be disadvantaged. A Fund does not intend to purchase securities on a when-issued or delayed delivery basis for speculative purposes, but only in furtherance of its investment objectives.

Yield Risk (Municipal Funds) — The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Adviser may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.

Other Information

Commodity Pool Operator Exclusion — The Adviser has claimed an exclusion from the definition of “commodity pool operator” under Commodity Futures Trading Commission (“CFTC”) Rule 4.5 for each Fund, except the Funds-of-Funds, and therefore the Funds and the Adviser (with respect to the Funds) are not currently subject to registration, disclosure, and regulatory requirements under applicable CFTC rules.  The Funds will have to reaffirm annually their eligibility for this exclusion.  The Adviser intends to continue to operate each Fund in a manner to maintain its exclusion under CFTC Rule 4.5.  The Funds-of-Funds rely on no-action relief that delays any obligation for the Adviser to register with the CFTC with respect to the Funds-of-Funds until six months from the date the

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CFTC staff issues revised guidance on the application to funds-of-funds of the de minimus thresholds in the exclusion from the definition of commodity pool operator under CFTC Rule 4.5.

Portfolio Holdings Disclosure — Each Fund posts on the Trust’s internet site, www.aberdeen-asset.us, substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 7 business days after the end of the previous month for equity funds and 15 business days after the end of the previous month for fixed income funds. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

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Fund Management

Investment Adviser

Aberdeen Asset Management Inc. (“AAMI” or the “Adviser”), a Delaware corporation formed in 1993, serves as the investment adviser to each Fund. The Adviser’s principal place of business is located at 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103. The Adviser manages and supervises the investment of each Fund’s assets on a discretionary basis.

The Adviser is a wholly-owned subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which has its registered offices at 10 Queen’s Terrace, Aberdeen, Scotland AB10 1YG. As of August 14, 2017, Aberdeen PLC became a direct subsidiary of Standard Life plc as a result of a merger of the two companies.  The combined company changed its name to Standard Life Aberdeen plc, and manages or administers approximately $885.92  billion in assets as of December 31, 2017. Standard Life Aberdeen plc and its affiliates provide asset management and investment solutions for clients and customers worldwide and also have a strong position in the pensions and savings market.  Standard Life Aberdeen plc, its affiliates and subsidiaries are referred to collectively herein as “Aberdeen.”

In rendering investment advisory services, the Adviser, and Subadvisers listed below, may use the resources of investment advisor subsidiaries of Standard Life Aberdeen plc. These affiliates have entered into a memorandum of understanding / personnel sharing procedures (“MOU”) pursuant to which investment professionals from each affiliate may render portfolio management and research services to U.S. clients of the Standard Life Aberdeen plc affiliates, including the Funds, as associated persons of the Adviser. No remuneration is paid by the Funds with regards to the MOU.

Subadviser

Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen International Real Estate Equity Fund and Aberdeen Realty Income & Growth Fund

Aberdeen Asset Managers Limited (“AAML” or the “Subadviser”)), a Scottish Company having its principal place of business at Bow Bells House, 1 Bread Street, London, England, EC4M9HH, serves as Subadviser to the above-listed Funds. AAML is responsible for the day-to-day management of each of the above-listed Funds. To the extent that AAML does not have management over a specific portion of a Fund’s assets, AAML will assist the Adviser with oversight for the Fund. When a portfolio management team from AAML is allocated a specific portion of a Fund’s assets to manage, it will receive a fee from the Adviser for its investment management services. AAML is an affiliate of the Adviser and wholly owned by Aberdeen PLC.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements, as applicable, for the Funds, will be available in the Funds’ first annual or semi-annual report to shareholders following the closing of the proposed reorganization of the Predecessor Funds into the applicable Funds.

Management Fees

Each Fund pays the Adviser a management fee based on its average daily net assets. With respect to each Fund that has a Subadviser, the Adviser pays the Subadviser from the management fee it receives.

The total annual advisory fees each Fund pays the Adviser (as a percentage of its average daily net assets) are set forth in the following table. The actual management fee rate paid by each Fund for the fiscal year ended October 31, 2017 disclosed below reflects fees paid to the Predecessor Fund’s investment adviser that is not affiliated with the Fund’s current Adviser or Subadviser.  This actual rate also takes into account any fee waivers or expense limitations that were in effect for the Predecessor Fund during the year.

Fund Assets	Management Fee	Actual Rate for Fiscal Year Ended October 31, 2017
Aberdeen Dynamic Dividend Fund
On assets up to $250 million	1.00%	0.96%
On assets of $250 million and more	0.95%
Aberdeen Global Infrastructure Fund
On assets up to $250 million	1.00%	0.88%
On assets of $250 million up to $750 million	0.95%
On assets of $750 million up to $1 billion	0.90%
On assets of $1 billion and more	0.80%
Aberdeen High Yield Managed Duration Municipal Fund
On assets up to $250 million	0.65%	0.46%
On assets of $250 million and more	0.60%

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Fund Assets	Management Fee	Actual Rate for Fiscal Year Ended October 31, 2017
Aberdeen International Real Estate Equity Fund
On all assets	1.00%	0.98%
Aberdeen Realty Income & Growth Fund
On assets up to $250 million	1.00%	0.81%
On assets of $250 million up to $750 million	0.95%
On assets of $750 million up to $1 billion	0.90%
On assets of $1 billion and more	0.80%
Aberdeen Income Builder Fund
On assets up to $250 million	1.00%	0.96%
On assets of $250 million and more	0.95%
Aberdeen Ultra Short Municipal Income Fund
On assets up to $2.5 billion	0.50%	0.28%
On assets of $2.5 billion and more	0.45%

The Adviser has entered into a written expense limitation agreement with the Trust on behalf of the Funds (the “Expense Limitation Agreement”).  The expense limitations exclude interest, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses.  Pursuant to the Expense Limitation Agreement, the Adviser has contractually agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, of the Funds as follows:

Name of Fund/Class	Class	Expense Limitation
Aberdeen Dynamic Dividend Fund	Institutional	1.25%
	Class A	1.50%
Aberdeen Income Builder Fund	Institutional	1.18%
	Class A	1.43%
Aberdeen Realty Income & Growth Fund	Institutional	1.00%
	Class A	1.25%
Aberdeen Global Infrastructure Fund	Institutional	1.20%
	Class A	1.45%
Aberdeen Ultra Short Municipal Income Fund	Institutional	0.45%
	Class A	0.70%
Aberdeen High Yield Managed Duration Municipal Fund	Institutional	0.65%
	Class A	0.90%
Aberdeen International Real Estate Equity Fund	Institutional	1.35%
	Class A	1.60%

Under certain circumstances, the Adviser may recoup amounts reimbursed under the Expense Limitation Agreement.  Please refer to “Fees and Expenses of the Fund” in the “Fund Summaries” section of this Prospectus for more information regarding the Expense Limitation Agreement.

Portfolio Management

The Adviser and Subadviser generally use a team-based approach for the management of each subadvised Fund. Information about the Aberdeen team members jointly and primarily responsible for managing each Fund is included below.

Dynamic Dividend Fund and Global Infrastructure Fund

Each of the Dynamic Dividend Fund and Global Infrastructure Fund is managed by the Global Equity Team. The

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Global Equity  Team works in a truly collaborative fashion; all team members have both portfolio construction and research responsibilities. Teams work in an open floor plan environment in an effort to foster communication among all members. The Adviser does not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows the Adviser to perform the diligent research required by the Adviser’s process. The experience of senior managers provides the confidence needed to take a long-term view.

The Team is jointly and primarily responsible for the day-to-day management of the Funds, with the following members having the most significant responsibility for the day-to-day management of each Fund, as indicated:

Portfolio Managers	Funds

Stephen Docherty, Head of Global Equities
Stephen Docherty is Head of Global Equities. The team is responsible for managing Aberdeen’s Global and International equity mandates. Stephen joined Aberdeen in 1994 as an investment statistician in the performance and risk area. In 1996 he moved into a fund management role covering the Latin American equity markets. In 1999 he became involved in managing global portfolios and was appointed Head of the Desk at the end of 2002. Previously, Stephen worked for Scottish Mutual Assurance in the Department of Actuarial Services. Stephen graduated with a BSc (Hons) in Mathematics and Statistics from the University of Aberdeen.

Dynamic Dividend Fund Global Infrastructure Fund

Bruce Stout, Senior Investment Manager
Bruce Stout is a Senior Investment Manager on the Global Equity Team. He joined Aberdeen in 2001 via the acquisition of Murray Johnstone. Bruce has held a number of roles including Investment Manager on the Emerging Markets Team. Bruce graduated with a BA in Economics from the University of Strathclyde and completed a graduate training course with General Electric Company UK.

Dynamic Dividend Fund Global Infrastructure Fund

Jamie Cumming, CFA®, Senior Investment Manager
Jamie Cumming is a Senior Investment Manager on the Global Equity Team. Jamie joined Aberdeen via the acquisition of Edinburgh Fund Managers in 2003, where he was an Investment Manager on the Japanese Equities Team. Previously, Jamie worked for Grant Thornton Chartered Accountant and is a member of the Institute of Chartered Accountants in Scotland. Jamie graduated with a BA (Hons) from Strathclyde University and is a CFA Charterholder.

Dynamic Dividend Fund Global Infrastructure Fund

Martin Connaghan, Senior Investment Manager
Martin Connaghan is a Senior Investment Manager on the Global Equity Team. Martin joined Aberdeen in 2001, via the acquisition of Murray Johnstone. Martin has held a number of roles with Aberdeen, including Trader and SRI Analyst on the Global Equity Team; he also spent two years as a Portfolio Analyst on the Fixed Income Team in London.

Dynamic Dividend Fund Global Infrastructure Fund

Stewart Methven, Senior Investment Manager
Stewart Methven joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. He joined Aberdeen in 2003 from Edinburgh Fund Managers where he was an Investment Manager on the Pan-European Equity Team. Previously, he worked at Prudential Portfolio Managers as an Investment Analyst. He graduated with a BA (Hons) in Economics from Heriot-Watt University and is a member of ASIP.

Dynamic Dividend Fund Global Infrastructure Fund

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Income Builder Fund

The Income Builder Fund is managed by the U.S. Equity Team. The U.S. Equity Team works in a truly collaborative fashion; all team members have both portfolio construction and research responsibilities. Teams work in an open floor plan environment in an effort to foster communication among all members. The Adviser does not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows the Adviser to perform the diligent research required by the Adviser’s process. The experience of senior managers provides the confidence needed to take a long-term view.

The Team is jointly and primarily responsible for the day-to-day management of the Funds, with the following members having the most significant responsibility for the day-to-day management of each Fund, as indicated:

Portfolio Managers	Funds

Brian Fox, Senior Vice President— Equities (USA)
Previously with Standard Life plc, Brian Fox joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. He is a senior equity analyst for the U.S. investment team focusing on semiconductor and computer hardware sectors. Since July 2013, Brian has also been a fund manager for the US Monthly Income Fund. Brian joined Standard Life Investments in 2006 as Vice President and senior research analyst covering the IT hardware and semiconductor sectors. Prior to joining Standard Life Investments, Brian worked at Brown Brothers Harriman and Sanford C Bernstein. Brian has 12 years’ investment experience at Standard Life Investments with 21 years’ experience in the industry. He graduated from Bucknell University with a BA in Economics.

Income Builder Fund

Matthew Kence, Senior Vice President Global High Yield — Boston
Previously with Standard Life plc, Matthew Kence joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. Matt Kence joined Standard Life Investments in 2010. Matt is a named Portfolio Manager on the Global High Yield bond fund and a US credit research analyst. His sector coverage responsibilities are mainly focused on Energy markets. Prior to joining Standard Life Investments, Matt worked at a number of companies including MFS Investment Management and Gannett Welsh & Kotler. Matt has eight years’ investment experience at Standard Life Investments with 15 years’ experience in the industry. Matthew graduated with a BS in Mechanical Engineering from the University of Ohio and an MBA from Berkeley Hass School of Business.

Income Builder Fund

Kenneth Murphy, Senior Vice President— Equities (USA)
Previously with Standard Life plc, Ken Murphy joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. Ken joined the US Equity Team in June 2008. Based in Boston, Ken is responsible for US equity analysis of the Consumer Discretionary sector.  In addition, he has portfolio management responsibility for a $6.8 billion US Core fund and he is one of four managers running the incubated US Income Builder fund.  Ken joined Standard Life Investments in 2008 as a Portfolio Manager and equity sector analyst on the US desk. Prior to joining SLI Ken worked for 10 years at Putnam investments covering multiple sectors as an analyst and as a sector portfolio manager of their Research Fund. Ken has 10 years’ investment experience at Standard Life Investments with 22 years’ experience in the industry. Ken graduated with a BA in Economics from the Paul Business School at the University of New Hampshire and an MBA from MIT Sloan School.

Income Builder Fund

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Fran Radano, CFA®, Senior Investment Manager
Fran Radano is a Senior Investment Manager on the North American Equity team responsible for the co-management of client portfolios. He joined Aberdeen in 2007 following the acquisition of Nationwide Financial Services. Previously, He worked at Salomon Smith Barney and SEI Investments. He graduated with a BA in Economics from Dickinson College and an MBA in Finance from Villanova University. He is a CFA® charterholder.

Income Builder Fund

George Westervelt, CFA®, Senior Vice President  Global High Yield — Boston
Previously with Standard Life plc, George Westervelt joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. George Westervelt joined Standard Life Investments in 2009. George is a named Portfolio Manager on the Global High Yield strategy and a US credit research analyst. His sector coverage responsibilities include Electric, Utilities and Pipelines. Prior to joining Standard Life Investments, George worked at a number of companies including MFS Investment Management, Citigroup and Smith Barney. George has 8 years’ investment experience at Standard Life Investments with 19 years’ experience in the industry. George graduated with a BA in English from the University of Vermont and is a CFA® charterholder.

Income Builder Fund

International Real Estate Equity Fund and Realty Income & Growth Fund

Each of the International Real Estate Equity Fund and Realty Income & Growth Fund is managed by the Global Real Estate Team. The Global Real Estate Team works in a truly collaborative fashion; all team members have both portfolio construction and research responsibilities. Teams work in an open floor plan environment in an effort to foster communication among all members. The Adviser does not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows the Adviser to perform the diligent research required by the Adviser’s process. The experience of senior managers provides the confidence needed to take a long-term view.

The Team is jointly and primarily responsible for the day-to-day management of the Funds, with the following members having the most significant responsibility for the day-to-day management of each Fund, as indicated:

Portfolio Managers	Funds

Svitlana Gubriy, Head of Global REIT Funds
Previously with Standard Life plc, Ms. Gubriy joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. Currently Head of Global REIT Funds for Aberdeen Standard Investments and the named fund manager for Global REIT OEIC and SICAV funds, and is the co-fund manager for the Standard Life Canadian Global Real Estate Fund, her responsibilities include managing investments, identifying new investment opportunities and implementing the strategy for listed real estate. In addition, she is responsible for the fundamental equity research of listed real estate companies as well as analysis of underlying Real Estate markets across a range of geographies, including Europe, North America, Australia and Asia.

Realty Income & Growth Fund

Bill Pekowitz, Real Estate Analyst/Portfolio Manager
Previously with Standard Life plc, Mr. Pekowitz joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. In addition to managing the Standard Life Canadian Global Real Estate Fund, he is responsible for providing research and analysis of the North American real estate market.

Realty Income & Growth Fund

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Jon Stewart, CFA®, Real Estate Analyst/Portfolio Manager
Previously with Standard Life plc, Mr. Pekowitz joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. Mr. Stewart joined the Listed Real Estate team in 2015. Previously, he worked at Liberum where he was a sell-side analyst covering the UK and European real estate sectors. He started his career as a Fund Manager on the UK equities team at Ignis Asset Management covering the real estate, housebuilders and technology sectors.

In addition to his analyst responsibilities covering UK and European real estate companies, Mr. Stewart is fund manager for a number of specialist mandates investing in UK and European real estate equities on behalf of internal and external clients. He has worked in the investment industry for 11 years and is a CFA charterholder.

International Real Estate Equity Fund

Bruce Ebnother, Portfolio Manager
Mr. Ebnother joined Aberdeen Standard Investments in 2018. From 2011 to 2018, Mr. Ebnother was employed by Alpine Woods Capital Investors, LLC as its Senior Investment Risk Strategist as well as a portfolio manager focusing on real estate investments. Prior to joining Alpine, he spent 15 years at UBS Global Asset Management, where most recently he was the senior portfolio manager and chief investment officer for global real estate securities. In this role, Mr. Ebnother led a team of 12 analysts and portfolio managers located in six offices around the world with over $4 billion under management. Mr. Ebnother also served on the management committee of the firm’s global real estate division, with over $50 billion under management. Earlier, Mr. Ebnother was a Real Estate Investment Trust (REIT) analyst at Evergreen Funds after starting his career in commercial real estate as an investment property broker. Mr. Ebnother earned his BA in Brazilian studies from Brown University.

International Real Estate Equity Fund

High Yield Managed Duration Municipal Fund and Ultra Short Municipal Income Fund

Each of the High Yield Managed Duration Municipal Fund and Ultra Short Municipal Income Fund is managed by the U.S. Fixed Income Team. The U.S. Fixed Income Team works in a truly collaborative fashion; all team members have both portfolio construction and research responsibilities. Teams work in an open floor plan environment in an effort to foster communication among all members. The Adviser does not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows the Adviser to perform the diligent research required by the Adviser’s process. The experience of senior managers provides the confidence needed to take a long-term view.

The Team is jointly and primarily responsible for the day-to-day management of the Funds, with the following members having the most significant responsibility for the day-to-day management of each Fund, as indicated:

Portfolio Managers	Funds

Charles Tan, Head of North American Fixed Income
Mr. Tan is Head of North American Fixed Income at Aberdeen Standard Investments. In addition to overseeing all fixed income strategies managed by the team, Mr. Tan is directly responsible for managing investment grade credit and long duration strategies. Mr. Tan joined Aberdeen in 2005 from Moody’s Investor Services where he was a senior analyst covering US high yield industrial companies as well as Asian financial institutions. Charles graduated with a BA from University of International Business and Economics, Beijing and an MBA from Bucknell University, Pennsylvania.

High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund

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Edward Grant, Senior Investment Manager
Mr. Grant is a Senior Investment Manager on the North American Fixed Income Team. He joined Aberdeen following the acquisition of Deutsche Asset Management’s London and Philadelphia fixed income businesses in 2005. Before joining Aberdeen, Edward worked for PNC and Deutsche Bank Capital Corp where he was a fixed income portfolio manager. Previously, he worked for Raymond James & Associates as head of corporate research. Prior to that, he worked for American Century Investments and ING Investment Management as credit analyst. Edward graduated with a BS from Lebanon Valley College, Pennsylvania, and a MBA from Widener University, Pennsylvania.

High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund

Lesya Paisley, Senior Investment Manager
Lesya Paisley is a Senior Investment Manager on the North American Fixed Income Team responsible for the management of Utilities, REITs and Tax-Exempt Municipal portfolios. Lesya has over ten years of experience in credit research covering various industrial sectors as well as Municipals and Financials. Lesya joined Aberdeen via the acquisition of Deutsche Asset Management’s London and Philadelphia fixed income businesses in 2005. She had been with DeAM from September 2003. Lesya graduated with a BS from the University of Virginia, McIntire School of Commerce.

High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund

Brie Groh, Credit Research Analyst
Brie Groh started at Aberdeen in 2015 as a Graduate Business Analyst and joined the North American Fixed Income team as a Credit Research Analyst in November 2016. Research responsibilities include the taxable and tax-exempt municipal sectors in addition to providing support as a portfolio analyst. She graduated with a BA (Hons) from Haverford College with a Major in Economics and a Minor in Statistics. She has passed all three levels of the CFA.

High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.

Multi-Manager Structure

The Adviser and the Trust have received an exemptive order from the Securities and Exchange Commission for a multi-manager structure that allows the Adviser, subject to the approval of the Board of Trustees, to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees, but without shareholder approval.

If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The multi-manager structure allows the Funds greater flexibility enabling them to operate more efficiently.

Under the multi-manager structure, the Adviser has ultimate responsibility, subject to oversight by the Board of Trustees, for overseeing a Fund’s subadviser(s) and recommending to the Board of Trustees the hiring, termination or replacement of a subadviser. In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

•                       initial due diligence on prospective Fund subadvisers;

•                       monitoring subadviser performance, including ongoing analysis and periodic consultations;

•                       communicating performance expectations and evaluations to the subadvisers; and

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•                       making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not currently utilize un-affiliated subadvisers in reliance on this exemptive order for any of the Funds described in this Prospectus. Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

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Investing with Aberdeen Funds

Shares of the Funds have not been registered for sale outside of the United States and its territories.

Share Classes

A Note About Share Classes

Each Fund described in this Prospectus offers two share classes — Class A and Institutional Class.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each Fund are set forth in its respective Fund Summary.

Choosing a Share Class

When selecting a share class, you should consider the following:

•                       which share classes are available to you;

•                       how long you expect to own your shares;

•                       how much you intend to invest;

•                       total costs and expenses associated with a particular share class; and

•                       whether you qualify for any reduction or waiver of sales charges.

Your financial advisor can help you to decide which share class is best suited to your needs and for which you qualify.

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from a Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from a Fund or through another intermediary to receive these waivers or discounts. Please see the section “Broker-Defined Sales Charge Waiver Policies” immediately before the back cover of this prospectus to determine any sales charge discounts and waivers that may be available to you through your financial intermediary.

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. Certain endowments, non-profits, and charitable organizations may also be eligible for waiver of minimum investment requirements. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to waive investment minimums under certain circumstances.

Your financial intermediary may receive different compensation for selling one class of shares than for selling another class, which may depend on, among other things, the type of investor account and the policies, procedures and practices adopted by your financial intermediary.  You should review these arrangements with your financial intermediary.

The table below provides information regarding Class A shares. Class A shares are generally available to all investors; however, share class availability depends upon your financial intermediary’s policies and procedures.  In addition to Class A shares, each Fund also offers Institutional Class shares. Institutional Class shares are subject to different eligibility requirements, fees and expenses, may have different minimum investment requirements, and may be entitled to different services. For eligible investors, Institutional Class shares may be more suitable than Class A shares. However, an investor transacting in Institutional Class shares may be required to pay a commission to a broker that is not described in this prospectus. Contact your broker for more information about the commissions that your broker may charge.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial advisor can help you with this decision. When you buy shares, be sure to specify the class of shares. If you do not choose a share class, your investment will be made in Class A shares. If you are not eligible for the class you have selected, your investment may be refused. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund and the share class are appropriate for you. In addition, consider the Fund’s investment objectives, principal investment strategies and principal risks to determine which Fund and share class is most appropriate for your situation.

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Class A Shares

Class A Shares

Front-end sales charge up to 5.75% (equity funds) or 4.25% (fixed income funds) for Class A Shares	The offering price of the shares includes a front-end sales charge which means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC) up to 1.00% (1)	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee of 0.25% Administrative services fee of up to 0.25%	Total annual operating expenses are lower than Class C expenses which means higher dividends and/or NAV per share. No conversion feature. No maximum investment amount.

(1)                     Unless you are otherwise eligible to purchase Class A shares without a sales charge, a CDSC of up to 1.00% (up to 0.75% for the High Yield Managed Duration Municipal Fund and Ultra Short Municipal Income Fund) will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

Class A Shares

Front-End Sales Charges For Class A Shares (other than High Yield Managed Duration Municipal Fund and Ultra Short Municipal Income Fund)

	Sales Charge as a Percentage of		Dealer Commission
		Net Amount Invested	as Percentage of
Amount of Purchase	Offering Price*	(Approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 up to $100,000	4.75	4.99	4.00
$100,000 up to $250,000	3.50	3.63	3.00
$250,000 up to $500,000	2.50	2.56	2.00
$500,000 up to $1 million	2.00	2.04	1.75
$1 million or more	None	None	None**

* The offering price of Class A Shares of the Fund is the next determined NAV per share plus the initial sales charge listed in the table above which is paid to the Fund’s distributor at the time of purchase of shares.

** Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Front-End Sales Charges for Class A Shares of High Yield Managed Duration Municipal Fund and Ultra Short Municipal Income Fund

	Sales Charge as a Percentage of		Dealer Commission
		Net Amount Invested	as Percentage of
Amount of Purchase	Offering Price*	(Approximately)	Offering Price

Less than $100,000	4.25%	4.44%	3.75%
$100,000 up to $250,000	3.50	3.63	3.00
$250,000 up to $500,000	2.50	2.56	2.00
$500,000 up to $1 million	2.00	2.04	1.75
$1 million or more	None	None	None**

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*                 The offering price of Class A Shares of the Fund is the next determined NAV per share plus the initial sales charge listed in the table above which is paid to the Fund’s distributor at the time of purchase of shares.

**          Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.

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Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial intermediary or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges”, “Waiver of Class A Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 75,75 and 105 of the prospectus, respectively, and “Reduction of Class A Sales Charges” in the SAI for more information. Information regarding breakpoints is available free of charge by visiting www.aberdeen-asset.us.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•                       A Larger Investment. The sales charge decreases as the amount of your investment increases.

•                       Rights of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the tables above), you and other family members living at the same address can add the value of any Class A or Class C shares in the Trust (each, an “Aberdeen Fund” and collectively, the “Aberdeen Funds”) and Aberdeen Investment Funds that you currently own or are currently purchasing to the value of your Class A purchase.

•                       Share Repurchase Privilege. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•                       Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (at least $100,000 in Class A shares of the Ultra Short Municipal Income Fund and High Yield Managed Duration Municipal Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You can also combine your holdings of Class A and Class C shares in the Aberdeen Funds and Aberdeen Investment Funds to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

The following purchasers qualify for a waiver of front-end sales charges on Class A shares:

•                       “Retirement Plans”;

•      “Retirement Plans” include 401(a) plans, 401(k) plans, SIMPLE 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans,  non-qualified deferred compensation plans, employer sponsored benefit plans (including health savings accounts), defined benefit plans,  and other similar employer-sponsored retirement and benefit plans.

“Retirement Plans” do not include individual retirement vehicles, such as traditional and Roth IRAs, Coverdell education savings accounts, individual 401(k) plans, individual 403(b)(7) custodial accounts, one-person Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

•                       investment advisory clients of the Adviser’s affiliates;

•                       any life insurance company separate account registered as a unit investment trust;

•                       directors, officers, full-time employees (and their spouses, children or immediate relatives) of

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companies that may be affiliated with the Adviser from time to time;

•                       directors, officers, full-time employees and sales representatives and their employees of a broker-dealer that has a dealer/selling agreement with the Funds’ distributor;

•                       investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and

•                       financial institutions as shareholders of record on behalf of investment advisers or financial planners for their clients, and who charge a separate fee for their services.

Sales charges are waived on shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same Fund.

The SAI lists additional information regarding investors eligible for sales charge waivers.

Purchasing Class A Shares Without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by the Trust (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) may apply when you redeem your shares in certain circumstances (see “Contingent Deferred Sales Charges on Certain Redemptions of Class A Shares”).

A CDSC of up to 1.00% (up to 0.75% for High Yield Managed Duration Municipal Fund and Ultra Short Municipal Income Fund) applies to purchases of $1 million or more of Class A Shares if a “finder’s fee” is paid by the Funds’ distributor or Adviser to your financial advisor or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder’s fee paid to the selling dealer.

The CDSC does not apply:

•                       if you are eligible to purchase Class A shares without a sales charge for another reason; or

•                       if no finder’s fee was paid; or

•                       to shares acquired through reinvestment of dividends or capital gains distributions.

Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares (other than the High Yield Managed Duration Municipal Fund and Ultra Short Municipal Income Fund)

Amount of Purchase	Amount of CDSC
$1 Million up to $4 Million	1.00%*
$4 Million up to $25 Million	0.50%
$25 Million or More	0.25%

Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares of the High Yield Managed Duration Municipal Fund and Ultra Short Municipal Income Fund

Amount of Purchase	Amount of CDSC
$1 Million up to $4 Million	0.75%
$4 Million up to $25 Million	0.50%
$25 Million or More	0.25%

A shareholder may be subject to a CDSC if he or she did not pay an up-front sales charge and redeems Class A shares within 18 months of the date of purchase. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges-Class A, and Class C Shares” for a list of situations where a CDSC is not charged. The CDSC of Class A shares for the Funds in this prospectus are described above; however, the CDSC for Class A shares of other funds of the Trust may be different and are described in their respective prospectuses. If you purchase more than one fund of the Trust and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of funds purchased and is proportional to the amount you redeem from each fund.

Waiver of Contingent Deferred Sales Charges — Class A

The CDSC may be waived on:

•                       the redemption of Class A shares purchased through reinvested dividends or distributions;

•                       Class A shares sold following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability; and

•                       mandatory withdrawals of Class A shares from traditional IRA accounts after age 70½  and for other required distributions from retirement accounts.

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If you qualify for a waiver of a CDSC, you must notify Customer Service, your financial advisor or intermediary at the time of purchase and must also provide any required evidence showing that you qualify. Your financial intermediary may not have the capability to waive such sales charges.  For more complete information, see “Broker-Defined Sales Charge Waiver Policies” on page 105 of this prospectus.

Share Classes Available Only to Institutional Accounts

The Funds offer Institutional Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•                       the level of distribution and administrative services the plan requires;

•                       the total expenses of the share class; and

•                       the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•                       funds of funds offered by affiliates of the Funds;

•                       retirement plans for which no third-party administrator receives compensation from the Funds;

•                       institutional advisory accounts of the Adviser’s affiliates, those accounts which have client relationships with an affiliate of the Adviser, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

•                       rollover individual retirement accounts from such institutional advisory accounts;

•                       a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

•                       registered investment advisers investing on behalf of institutions and high net-worth individuals. This may also include registered investment advisers as well as financial  intermediaries with clients enrolled in certain fee-based/advisory platforms where compensation for advisory services is derived exclusively from clients;

•                       where the advisers derive compensation for advisory services exclusively from clients; or

•                       high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor. These fees are either kept or paid to your financial advisor or other intermediary.

Distribution and Service Fees

Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to Class A shares, which permits Class A shares of the Funds to compensate the Funds’ distributor or any other entity approved by the Board (collectively, “payees”) for expenses associated with the distribution-related and/or shareholder services provided by such entities. These fees are paid to the Funds’ distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services. Institutional Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. The 12b-1 fees are accrued daily and paid monthly. As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A shares pay the Funds’ distributor annual amounts not exceeding the following:

As a % of
Class	Daily Net Assets
Class A	0.25%
(distribution or service fee)

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Administrative Services Fees/Sub-Transfer Agency Fees

The Funds may pay and/or reimburse administrative services fees/transfer agent out-of-pocket expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds (sometimes referred to as “sub-transfer agency fees”), subject to certain limitations approved by the Board. (These fees may be in addition to the Rule 12b-1 fees described above.)  Sub-transfer agency fees generally include, but are not limited to, costs associated with recordkeeping, networking, sub-transfer agency or other administrative or shareholder services.

Class A shares of the Funds pay for such services pursuant to an Administrative Services Plan adopted by the Board of Trustees.  Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A shares (or under an amendment to the Administrative Services Plan that is in effect until at least February 28, 2019, a maximum of 0.15% for contracts with fees that are calculated as percentage of Fund assets and a maximum of $16 per account for contracts with fees that are calculated on a dollar per account basis); however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.  Institutional Class shares may also pay for the services described above directly and not pursuant to an Administrative Services Plan.

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

Revenue Sharing

The Adviser and/or its affiliates (collectively, “Aberdeen”) may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers. The Adviser may also pay and/or reimburse sub-transfer agency fees or portions thereof to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds, subject to certain limitations approved by the Board.

These payments, or a portion of these payments in certain instances, are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list and/or access to an intermediary’s personnel and other factors. Current revenue sharing payments have various structures and typically may be made in one or more of the following forms, one time payments of up to 0.25% on gross sales, asset-based payments of up to 0.20%, one time ticket charges pertaining to purchases placed through advisory platforms, flat fees or minimum aggregate fees of up to $250,000 annually. These amounts are subject to change at the discretion of Aberdeen. Revenue sharing payments are paid from Aberdeen’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Aberdeen, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by Aberdeen.

In addition to the revenue sharing payments described above, Aberdeen may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

•                       the Funds’ distributor and other affiliates of the Adviser;

•                       broker-dealers;

•                       financial institutions; and

•                       other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

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Notwithstanding the revenue sharing payments described above, the Adviser and Subadviser to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s or the Subadviser’s selection of such broker-dealer for portfolio transaction execution.

Investing Through Financial Intermediaries

Financial intermediaries may provide varying arrangements for their clients to purchase and redeem shares of the Funds. In addition, financial intermediaries are responsible for providing to you any communication from a Fund to its shareholders, including but not limited to, prospectuses, prospectus supplements, proxy materials and notices regarding the source of dividend payments under Section 19 of the Investment Company Act of 1940. They may charge additional fees not described in this prospectus to their customers for such services.

If shares of a Fund are held in a “street name” account with financial intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by the financial intermediary, and not by the Fund and its transfer agent. Since the Funds will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about your account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with a Fund involves special procedures and may require you to obtain historical purchase information about the shares in the account from your financial intermediary. If your financial intermediary’s relationship with Aberdeen is terminated, and you do not transfer your account to another financial intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account resulting from a redemption.

Financial intermediaries may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, to designate other financial intermediaries to accept such orders. In these cases:

•                       A Fund will be deemed to have received an order that is in good form when the order is received by the financial intermediary on a business day, and the order will be priced at a Fund’s net asset value per share (adjusted for any applicable sales charge) next determined after such receipt.

•                       Financial intermediaries are responsible for transmitting received orders to a Fund within the time period agreed upon by them.

You should contact your financial intermediary to learn whether it is authorized to accept orders for the Trust.

Contacting Aberdeen Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 866-667-9231.

Automated Voice Response Call 866-667-9231, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•                       make transactions;

•                       hear fund price information; and

•                       obtain mailing and wiring instructions.

Internet Go to www.aberdeen-asset.us/aam.nsf/usRetail/home 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•                       download Fund prospectuses;

•                       obtain information on the Aberdeen Funds;

•                       access your account information; and

•                       request transactions, including purchases, redemptions and exchanges.

By Regular Mail
Aberdeen Funds
P.O. Box 55930
Boston, MA 02205-5930

By Overnight Mail

Aberdeen Funds

c/o DST Asset Manager Solutions, Inc.
30 Dan Road
Canton, MA 02021

By Fax 866-923-4269.

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Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•                       calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

•                       generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV for a particular class next determined after the order is received in good form by a Fund’s transfer agent or an authorized intermediary, plus any applicable sales charge.  An order is in “good form” if the Funds’ transfer agent has all the information and documentation it deems necessary to effect your order.

Please note the following with respect to the price at which your transactions are processed:

•                       Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although fixed income Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.  On any business day when the SIFMA recommends that the bond markets close early, a fixed income Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a fixed income Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given to the next business day.

•                       The Trust reserves the right to reprocess purchase (including dividend reinvestments), redemption and exchange transactions that were processed at a NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV, as adjusted.

•                       The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets are stopped at a time other than their regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call 1-866-667-9231.

The Funds do not calculate NAV on days when the New York Stock Exchange is regularly closed (except as described above for fixed income Funds). The New York Stock Exchange is closed on the following days:

•                       New Year’s Day

•                       Martin Luther King, Jr. Day

•                       Presidents’ Day

•                       Good Friday

•                       Memorial Day

•                       Independence Day

•                       Labor Day

•                       Thanksgiving Day

•                       Christmas Day

•                       Other days as determined by the New York Stock Exchange.

Foreign securities may trade on their local markets on days when a Fund is closed. As a result, if a Fund holds foreign securities, its NAV may be impacted on days when investors may not be able to purchase or redeem shares.

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Buying, Exchanging and Selling Shares

Fund Transactions

All transaction orders must be received by the Funds’ transfer agent in Canton, Massachusetts or an authorized intermediary prior to the calculation of each Fund’s NAV to receive that day’s NAV. The Fund has the right to close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state.

How to Buy Shares	How to Exchange* or Sell** Shares

Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the offering of shares at any time.

Through an authorized intermediary. The Funds or the Funds’ distributor have relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ transfer agent or an authorized intermediary receives your order in proper form.

By mail. Complete an application and send with a check made payable to: Aberdeen Funds. Payment must be made in U.S. Dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders.

* Exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.

** A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Funds or the Funds’ distributor have relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ transfer agent or an authorized intermediary receives your order in proper form.

By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Aberdeen Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders. For redemptions, shareholders who own shares in an IRA account should call 866-667-9231. It may be difficult to make telephone transactions in times of unusual economic or market conditions.

Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record. The Funds may record telephone instructions to redeem shares, and may request redemption instructions in writing, signed by all shareholders on the account.

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How to Buy Shares (Continued)	How to Exchange* or Sell** Shares (Continued)

On-line. Transactions may be made through the Aberdeen Funds’ website at www.aberdeen-asset.us. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. The authorization will be in effect unless you give the Funds written notice of its termination.

•                       if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.

•                       your bank may charge a fee to wire funds.

•                       the wire must be received by 4:00 p.m. in order to receive the current day’s NAV.

By Automated Clearing House (ACH). You can fund your Aberdeen Funds’ account with proceeds from your bank via ACH on the second business day after your purchase order has been processed. A voided check must be attached to your application. Money sent through ACH typically reaches Aberdeen Funds from your bank in two business days. There is no fee for this service. The authorization will be in effect unless you give the Funds written notice of its termination.

By Automatic Investment Plan (AIP). Once your account has been opened, you may make regular investments automatically in amounts of not less than $50 per month in Class A shares of a Fund. You will need to complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent to do this.  Your financial institution must be a member of the Automated Clearing House (ACH) network to participate in an AIP.  Any request to change or terminate your AIP should be submitted to the Funds’ transfer agent 10 days prior to effective date. Please call Aberdeen Funds at (866) 667-9231 for further information. If you redeem shares purchased via the AIP within 10 days, the Funds’ transfer agent may delay payment until it is assured that the purchase has cleared your account.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number 866-667-9231. Eligible entities or individuals wishing to conduct transactions in Institutional Class shares should call our toll-free number 866-667-9231.

On-line. Transactions may be made through the Aberdeen Funds’ website at www.aberdeen-asset.us. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. The authorization will be in effect unless you give the Funds written notice of its termination.

•                       your proceeds typically will be wired to your bank on the next business day after your order has been processed.

•                       Aberdeen Funds deducts a $20 service fee from the redemption proceeds for this service.

•                       your financial institution may also charge a fee for receiving the wire.

•                       funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. The authorization will be in effect unless you give the Funds written notice of its termination. ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number 866-667-9231. Eligible entities or individuals wishing to conduct transactions in Institutional Class shares should call our toll-free number 866-667-9231.

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Fair Value Pricing

The Funds value their securities at current market value or fair value, consistent with regulatory requirements.  “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Open-end mutual funds are valued at the respective net asset value as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.  Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined confidence threshold.

Long-term fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Funds’ Board of Trustees. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by the Adviser generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower, or occasionally, higher prices than institutional round lot trades. Short-term fixed income securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value.

Derivative instruments are generally valued according to the following procedures. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation.  Futures contracts are generally valued at the most recent settlement price as of NAV determination.  Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).  When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Funds’ Pricing Committee, taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Funds’ Board of Trustees.

In-Kind Purchases

Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s

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name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

•                       name;

•                       date of birth (for individuals);

•                       residential or business street address (although post office boxes are still permitted for mailing); and

•                       Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed (less any applicable CDSC).

Accounts with Low Balances

Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.

•                       If the value of your account falls below $1,000, you are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from your account are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, each Fund may waive the quarterly fee.  See the SAI for information about the circumstances under which this fee will not be assessed.

•                       Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $1,000. In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

Exchanging Shares

If you hold Class A or Institutional Class shares, you may exchange your Fund shares for shares of any fund of the Trust that is currently accepting new investments as long as:

•                       your financial intermediary’s policies and procedures permit exchanges;

•                       both accounts have the same registration;

•                       your first purchase in the new fund meets its minimum investment requirement; and

•                       you purchase the same class of shares. For example, you may exchange between Class A shares of any fund of the Trust, but may not exchange between Class A shares and Class C shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Institutional Class shares. However,

•                       if you exchange from Class A shares of a Fund with a lower sales charge to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.

•                       if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange.

You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.

Moving Share Classes in the Same Fund

A financial intermediary may exchange shares in one class held on behalf of its customers for another class of the same Fund with a lower total expense ratio, subject to any agreements between the customer and

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the intermediary. All such transactions are subject to meeting any investment minimum or eligibility requirements.  Neither the Fund nor the Adviser will make any representations regarding the tax implications of such exchanges.

Systematic Withdrawal Program

You may elect to automatically redeem Class A shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A shares subject to a sales charge while redeeming shares using this program.

Systematic Exchange Plan and Dividend Moves

This systematic exchange plan allows you to transfer $50 or more to one Fund from another Fund systematically, monthly or quarterly.  Accounts participating in a systematic exchange plan have a minimum balance requirement of $5,000.  You will need to complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent to do this.  Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This systematic exchange plan may not be permitted by the policies and procedures of your financial intermediary. Please consult your financial advisor for more information.

Selling Shares

You can sell, or in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the redemption.

You may not be able to redeem your Fund shares or the Funds may delay paying your redemption proceeds if:

•                  the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•                  trading is restricted; or

•                  an emergency exists (as determined by the Securities and Exchange Commission).

Generally, a Fund will issue payment for shares that you redeem the next business day after your redemption request is received in good order.  The proceeds will be sent to you thereafter and delivery time may vary depending on the method by which you owned your shares (for example, directly or through a broker).  Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. A Fund may delay forwarding redemption proceeds for up to seven days:

•                  if the account holder is engaged in excessive trading or

•                  if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Occasionally, large shareholder redemption requests may exceed the cash balance of a Fund and result in overdraft charges to the Fund until the sale of portfolio securities to cover the redemption request settle, which is typically a few days.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Funds reserve the right to reinvest the check proceeds and future distributions in shares of the particular Fund at the Fund’s then-current NAV until you give the Funds different instructions.

Under normal circumstances, each Fund expects to meet redemption requests by using cash in its portfolio or by selling portfolio securities to generate cash.  During periods of stressed market conditions, when a significant portion of a Fund’s portfolio may be comprised of less-liquid investments, such Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by borrowing under its overdraft facility, and/or by transferring some of the securities held by the Fund directly to an account holder as a redemption-in-kind of securities (instead of cash). For more about Aberdeen Funds’ ability to make a redemption-in-kind, see the SAI.

The Board of Trustees has adopted procedures for redemptions in-kind by shareholders including affiliated and unaffiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption-in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

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Medallion Signature Guarantee

A medallion signature guarantee is required for sales of shares of the Funds in any of the following instances:

•                       if ownership is being changed on your account;

•                       the redemption check is made payable to anyone other than the registered shareholder;

•                       the proceeds are mailed to an address other than the address of record;

•                       your account address has changed within the last 15 calendar days;

•                       the redemption proceeds are being wired or sent by ACH to a bank for which instructions are currently not on your account; or

•                       the redemption proceeds are being wired or sent by ACH to a bank account that has been added or changed within the past 15 calendar days.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

Excessive or Short-Term Trading

Aberdeen Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between funds of the Trust or sales and repurchases of funds within a short time period) may:

•                       disrupt portfolio management strategies;

•                       increase brokerage and other transaction costs; and

•                       negatively affect fund performance.

Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds.

Monitoring of Trading Activity

The Funds, through the Adviser, its subadviser(s) (if applicable) and its agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account. Despite its best efforts, Aberdeen Funds may be unable to identify or deter excessive trades conducted through certain intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Aberdeen Funds may not be able to prevent all market timing and its potential negative impact.

Restrictions on Transactions

Whenever a Fund is able to identify short-term trades or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. A Fund also has sole discretion to:

•                       restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and

•                       reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

In general, if you make an exchange equaling 1% or more of a Fund’s NAV, the exchange into another Aberdeen Fund may be rejected.

Fair Valuation

The Trust has fair value pricing procedures in place as described above in “Investing with Aberdeen Funds: Fair Value Pricing.”

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Unclaimed Share Accounts

Please be advised that abandoned or unclaimed property laws for certain states require financial organizations to transfer (escheat) unclaimed property (including Fund shares) to the state. Each state has its own definition of unclaimed property, and Fund shares could be considered “unclaimed property” due to account inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a shareholder is returned to the Fund’s transfer agent as undeliverable), or a combination of both. If your Fund shares are categorized as unclaimed, your financial advisor or the Fund’s transfer agent will follow the applicable state’s statutory requirements to contact you, but if unsuccessful, laws may require that the shares be escheated to the appropriate state. If this happens, you will have to contact the state to recover your property, which may involve time and expense. For more information on unclaimed property and how to maintain an active account, please contact your financial adviser or the Fund’s transfer agent.

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Distributions and Taxes

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution will vary and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and capital gains it distributes to you. Each of the Dynamic Dividend Fund, Income Builder Fund, Global Infrastructure Fund, International Real Estate Equity Fund and Realty Income and Growth Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends annually.  Each of the High Yield Managed Duration Municipal Fund and Aberdeen Ultra Short Municipal Income Fund expects to declare daily and distribute its net investment income, if any, to shareholders as dividends monthly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the particular Fund at the Fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations

If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

•                       distributions, including distributions of income from securities lending, are taxable to you at either ordinary income or capital gains tax rates;

•                       distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

•                       distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;

•                       for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met;

•                       for corporate shareholders, a portion of income dividends may be eligible for the corporate dividends-received deduction, subject to certain limitations; and

•                       distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Substitute dividends received by the Fund with respect to dividends paid on securities lent out will not be qualified dividend income.  In addition, dividends paid on securities lent out by the Funds may not qualify for the dividends received deduction. The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV (any exempt interest dividends will be reported on Form 1099-INT), which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Dividends and other distributions by a Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or capital gain distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a

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specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss realized after October (or if there is no net capital loss, then any net long-term or short-term capital loss) and its late-year ordinary loss (defined as the sum of the excess of post-October non-U.S. currency and passive non-U.S. investment company (“PFIC”) losses over post-October non-U.S. currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If a Fund elects to do so, then any foreign taxes it pays on these investments may be passed through to you either as a deduction (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or as a foreign tax credit.

If you are a taxable investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of one Aberdeen Fund for another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are currently taxed at 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation). You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds.

Other

Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.  Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate, U.S. estate tax and special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any. However, notwithstanding such exemption from U.S. withholding at the source, any dividends and distributions of income or capital gains will be subject to backup withholding if you fail to properly certify that you are not a U.S. person.

Under current law, the Funds serve to block unrelated business taxable income from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize unrelated business taxable income by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b). Certain types of income received by the Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may (i) constitute taxable income, as “unrelated

89

business taxable income” for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the IRC are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in IRC Section 664) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.

A 3.8% Medicare contribution tax is imposed on net investment income, including, among other things, dividends and net gain from investments, of U.S. individuals with income exceeding $200,000 ($250,000 if married filing jointly), and of estates and trusts.

Additionally, a 30% withholding tax is currently imposed on fund dividends and, beginning in 2019, will be imposed on redemption proceeds paid, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the Internal Revenue Service (“IRS”) information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners.  To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

90

Financial Highlights

Financial Highlights

The financial highlights information presented for each Fund is that of each Fund’s Predecessor Fund. The information for fiscal years ended October 31, 2015, October 31, 2016 and October 31, 2017 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with each Predecessor Fund’s financial statements, is included in each Predecessor Fund’s most recent annual report, which is available upon request.  The information for the fiscal years or periods ended prior to November 1, 2014 were audited by another independent registered public accounting firm. The financial highlights tables are intended to help you understand each  Fund’s financial performance for the past five years or periods ended October 31. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions and no sales charges).

Financial Highlights

(For a share outstanding throughout each year)

	International Real Estate Equity Fund
	Years Ended October 31,
	2017	2016	2015†	2014†	2013†
Institutional Class:
Net asset value per share, beginning of year	$19.46	$21.92	$23.84	$23.87	$22.23
Income from investment operations:
Net investment income (loss)	0.20	0.17	1.48	(0.09)	(0.35)
Net realized and unrealized gain (loss)	3.36	(1.16)	(3.40)	0.11	2.09
Total from investment operations	3.56	(0.99)	(1.92)	0.02	1.74
Redemption fees	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)
Less distributions:
Net investment income	(0.03)	(1.47)	—	(0.05)	(0.10)
Total distributions	(0.03)	(1.47)	—	(0.05)	(0.10)
Net asset value per share, end of year	$22.99	$19.46	$21.92	$23.84	$23.87
Total return	18.36%	(4.70)%	(8.05)%	0.08%	7.83%
Ratios/Supplemental Data:
Net Assets at end of year (000)	$117,484	$107,744	$129,048	$169,226	$206,580
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements (b)	1.37%	1.37%	1.43%	1.60%	1.48%
After waivers and/or expense reimbursements (c)	1.35%	1.34%	1.43%	1.60%	1.48%
Ratio of net investment income (loss) to average net assets	0.94%	0.75%	6.46%	0.23%	(0.32)%
Portfolio turnover (d)	60%	33%	28%	23%	19%

†            Beginning with the year ended October 31, 2015, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)    The amount is less than $0.005 per share.

(b)    Ratio of total expenses to average net assets excluding interest expense before waivers and/or expense reimbursements was 1.37%, 1.37%, 1.41%, 1.57% and 1.44% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(c)     Ratio of total expenses to average net assets excluding interest expense after waivers and/or expense reimbursements was 1.35%, 1.34%, 1.41%, 1.57% and 1.44% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(d)    Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

91

Financial Highlights—Continued

(For a share outstanding throughout each year)

	International Real Estate Equity Fund
	Years Ended October 31,
	2017	2016	2015†	2014†		2013†
Class A:
Net asset value per share, beginning of year	$19.33	$21.79	$23.75	$23.81		$22.19
Income from investment operations:
Net investment income (loss)	0.02	0.08	1.34	(0.00	)(a)	(0.12)
Net realized and unrealized gain (loss)	3.47	(1.12)	(3.30)	(0.06)		1.79
Total from investment operations	3.49	(1.04)	(1.96)	(0.06)		1.67
Redemption fees	0.00 (a)	0.00 (a)	—	0.00	(a)	0.00 (a)
Less distributions:
Net investment income	—	(1.42)	—	—		(0.05)
Total distributions	—	(1.42)	—	—		(0.05)
Net asset value per share, end of year	$22.82	$19.33	$21.79	$23.75		$23.81
Total return (b)	18.05%	(4.99)%	(8.25)%	(0.25)%		7.53%
Ratios/Supplemental Data
Net Assets at end of year (000)	$176	$125	$132	$146		$146
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements (c)	1.62%	1.60%	1.68%	1.85%		1.73%
After waivers and/or expense reimbursements (d)	1.61%	1.57%	1.68%	1.85%		1.73%
Ratio of net investment income (loss) to average net assets	0.75%	0.54%	6.00%	—%		(0.46)%
Portfolio turnover (e)	60%	33%	28%	23%		19%

†            Beginning with the year ended October 31, 2015, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)    The amount is less than $0.005 per share.

(b)    Total returns would be reduced if a sales or redemption charge was taken into account.

(c)     Ratio of total expenses to average net assets excluding interest expense before waivers and/or expense reimbursements was 1.62%, 1.60%, 1.66%,1.82% and 1.69% for the years ended October 31, 2017, 2016, 2015, 2014,and 2013, respectively.

(d)    Ratio of total expenses to average net assets excluding interest expense after waivers and/or expense reimbursements was 1.61%, 1.57%, 1.66%, 1.82% and 1.69% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(e)     Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

92

Financial Highlights—Continued

(For a share outstanding throughout each year)

	Realty Income & Growth Fund
	Years Ended October 31,
	2017	2016	2015†	2014†	2013†
Institutional Class:
Net asset value per share, beginning of year	$22.11	$22.00	$21.29	$18.17	$17.37
Income from investment operations:
Net investment income	0.20	0.49	0.44	0.52	0.54
Net realized and unrealized gain	1.88	0.64	1.02	3.35	1.01
Total from investment operations	2.08	1.13	1.46	3.87	1.55
Redemption fees	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)
Less distributions:
Net investment income	(0.75)	(0.56)	(0.48)	(0.50)	(0.65)
Net realized gains	(0.47)	(0.46)	(0.27)	(0.25)	(0.10)
Total distributions	(1.22)	(1.02)	(0.75)	(0.75)	(0.75)
Net asset value per share, end of year	$22.97	$22.11	$22.00	$21.29	$18.17
Total return	9.65%	5.15%	6.98%	21.90%	9.02%
Ratios/Supplemental Data:
Net Assets at end of year (000)	$107,042	$107,916	$112,927	$112,984	$98,798
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements (b)	1.40%	1.36%	1.35%	1.47%	1.50%
After waivers and/or expense reimbursements (c)	1.21%	1.35%	1.35%	1.42%	1.43%
Ratio of net investment income to average net assets	0.92%	2.28%	2.00%	2.71%	2.99%
Portfolio turnover (d)	7%	15%	32%	32%	33%

†            Beginning with the year ended October 31, 2015, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)    The amount is less than $0.005 per share.

(b)    Ratio of total expenses to average net assets excluding interest expense before waivers and/or expense reimbursements was 1.30%, 1.30%, 1.31%, 1.40% and 1.42% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(c)     Ratio of total expenses to average net assets excluding interest expense after waivers and/or expense reimbursements was 1.11%, 1.29%, 1.31%, 1.35% and 1.35% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(d)    Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

93

Financial Highlights—Continued

(For a share outstanding throughout each year)

	Realty Income & Growth Fund
	Years Ended October 31,
	2017	2016	2015†	2014†	2013†
Class A:
Net asset value per share, beginning of year	$22.09	$21.97	$21.26	$18.16	$17.35
Income from investment operations:
Net investment income	(0.41)	0.45	0.33	0.46	0.59
Net realized and unrealized gain	2.42	0.63	1.08	3.34	0.93
Total from investment operations	2.02	1.08	1.41	3.80	1.52
Redemption fees	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)
Less distributions:
Net investment income	(0.70)	(0.50)	(0.43)	(0.45)	(0.61)
Net realized gains	(0.47)	(0.46)	(0.27)	(0.25)	(0.10)
Total distributions	(1.17)	(0.96)	(0.70)	(0.70)	(0.71)
Net asset value per share, end of year	$22.93	$22.09	$21.97	$21.26	$18.16
Total return (b)	9.37%	4.90%	6.72%	21.51%	8.85%
Ratios/Supplemental Data
Net Assets at end of year (000)	$1,565	$2,807	$2,886	$2,441	$1,168
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements (c)	1.65%	1.59%	1.60%	1.72%	1.75%
After waivers and/or expense reimbursements (d)	1.46%	1.58%	1.60%	1.67%	1.67%
Ratio of net investment income to average net assets	0.66%	2.07%	1.72%	2.42%	3.00%
Portfolio turnover (e)	7%	15%	32%	32%	33%

†            Beginning with the year ended October 31, 2015, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)    The amount is less than $0.005 per share.

(b)    Total returns would be reduced if a sales or redemption charge was taken into account.

(c)     Ratio of total expenses to average net assets excluding interest expense before waivers and/or expense reimbursements was 1.55%, 1.53%, 1.56%,1.65% and 1.67% for the years ended October 31, 2017, 2016, 2015, 2014,and 2013, respectively.

(d)    Ratio of total expenses to average net assets excluding interest expense after waivers and/or expense reimbursements was 1.36%, 1.52%, 1.56%, 1.60% and 1.59% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(e)     Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

94

Financial Highlights—Continued

(For a share outstanding throughout each year)

	Global Infrastructure Fund
	Years Ended October 31,
	2017	2016	2015†	2014†	2013†
Institutional Class:
Net asset value per share, beginning of year	$17.58	$17.66	$20.14	$19.24	$15.93
Income from investment operations:
Net investment income	0.70	0.81	0.71	0.60	0.71
Net realized and unrealized gain (loss)	3.16	(0.13)	(2.25)	1.36	3.25
Total from investment operations	3.86	0.68	(1.54)	1.96	3.96
Redemption fees	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.01
Less distributions:
Net investment income	(0.76)	(0.76)	(0.71)	(0.71)	(0.66)
Net realized gains	—	—	(0.19)	(0.35)	—
Tax return of capital	—	—	(0.04)	—	—
Total distributions	(0.76)	(0.76)	(0.94)	(1.06)	(0.66)
Net asset value per share, end of year	$20.68	$17.58	$17.66	$20.14	$19.24
Total return	22.39%	4.01%	(7.90)%	10.52%	25.35%
Ratios/Supplemental Data:
Net Assets at end of year (000)	$115,567	$134,220	$207,034	$185,904	$125,277
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements (b)	1.33%	1.29%	1.28%	1.21%	1.24%
After waivers and/or expense reimbursements (c)	1.21%	1.21%	1.26%	1.21%	1.24%
Ratio of net investment income to average net assets	3.56%	4.56%	3.60%	3.14%	4.18%
Portfolio turnover (d)	77%	58%	116%	109%	147%

†            Beginning with the year ended October 31, 2015, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)    The amount is less than $0.005 per share.

(b)    Ratio of total expenses to average net assets excluding interest expense before waivers and/or expense reimbursements was 1.32%, 1.28%, 1.27%, 1.21% and 1.24% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(c)     Ratio of total expenses to average net assets excluding interest expense after waivers and/or expense reimbursements was 1.20%, 1.20%, 1.25%, 1.21% and 1.24% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(d)    Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

95

Financial Highlights—Continued

(For a share outstanding throughout each year)

	Global Infrastructure Fund
	Years Ended October 31,
	2017	2016	2015†	2014†	2013†
Class A:
Net asset value per share, beginning of year	$17.55	$17.63	$20.11	$19.22	$15.92
Income from investment operations:
Net investment income	0.66	0.76	0.61	0.57	0.69
Net realized and unrealized gain (loss)	3.15	(0.12)	(2.21)	1.34	3.22
Total from investment operations	3.81	0.64	(1.60)	1.91	3.91
Redemption fees	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.01
Less distributions:
Net investment income	(0.71)	(0.72)	(0.63)	(0.67)	(0.62)
Net realized gains	—	—	(0.21)	(0.35)	—
Tax return of capital	—	—	(0.04)	—	—
Total distributions	(0.71)	(0.72)	(0.88)	(1.02)	(0.62)
Net asset value per share, end of year	$20.65	$17.55	$17.63	$20.11	$19.22
Total return (b)	22.13%	3.75%	(8.15)%	10.22%	25.04%
Ratios/Supplemental Data
Net Assets at end of year (000)	$20,132	$16,105	$21,822	$27,200	$19,941
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements (c)	1.58%	1.54%	1.52%	1.46%	1.49%
After waivers and/or expense reimbursements (d)	1.46%	1.46%	1.50%	1.46%	1.49%
Ratio of net investment income to average net assets	3.48%	4.34%	3.47%	2.92%	3.67%
Portfolio turnover (e)	77%	58%	116%	109%	147%

†            Beginning with the year ended October 31, 2015, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)    The amount is less than $0.005 per share.

(b)    Total returns would be reduced if a sales or redemption charge was taken into account.

(c)     Ratio of total expenses to average net assets excluding interest expense before waivers and/or expense reimbursements was 1.57%, 1.53%, 1.52%,1.46% and 1.49% for the years ended October 31, 2017, 2016, 2015, 2014,and 2013, respectively.

(d)    Ratio of total expenses to average net assets excluding interest expense after waivers and/or expense reimbursements was 1.45%, 1.45%, 1.50%, 1.46% and 1.49% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(e)     Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

96

Financial Highlights—Continued

(For a share outstanding throughout each year)

	Dynamic Dividend Fund
	Years Ended October 31,
	2017	2016	2015†		2014†	2013†
Institutional Class:
Net asset value per share, beginning of year	$3.49	$3.73	$3.83		$3.77	$3.49
Income from investment operations:
Net investment income	0.22	0.21	0.25		0.21	0.22
Net realized and unrealized gain (loss)	0.57	(0.21)	(0.11)		0.09	0.34
Total from investment operations	0.79	0.00	0.14		0.30	0.56
Redemption fees	0.00 (a)	0.00 (a)	0.00	(a)	0.00 (a)	0.00 (a)
Less distributions:
Net investment income	(0.23)	(0.22)	(0.24)		(0.24)	(0.28)
Net realized gains	—	—	(0.00	)(a)	—	—
Tax return of capital	(0.01)	(0.02)	—		—	—
Total distributions	(0.24)	(0.24)	(0.24)		(0.24)	(0.28)
Net asset value per share, end of year	$4.04	$3.49	$3.73		$3.83	$3.77
Total return	23.22%	0.18%	3.59%		8.09%	17.02%
Ratios/Supplemental Data:
Net Assets at end of year (000)	$160,696	$151,200	$182,039		$210,436	$247,276
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements (b)	1.33%	1.31%	1.27%		1.44%	1.43%
After waivers and/or expense reimbursements (c)	1.29%	1.30%	1.27%		1.38%	1.38%
Ratio of net investment income to average net assets	5.95%	6.13%	6.28%		5.30%	5.78%
Portfolio turnover (d)	82%	88%	111%		81%	197%

†            Beginning with the year ended October 31, 2015, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)    The amount is less than $0.005 per share.

(b)    Ratio of total expenses to average net assets excluding interest expense before waivers and/or expense reimbursements was 1.29%, 1.30%, 1.24%, 1.41% and 1.40% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(c)     Ratio of total expenses to average net assets excluding interest expense after waivers and/or expense reimbursements was 1.25%, 1.29%, 1.24%, 1.35% and 1.35% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(d)    Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

97

Financial Highlights—Continued

(For a share outstanding throughout each year)

	Dynamic Dividend Fund
	Years Ended October 31,
	2017	2016	2015†		2014†	2013†
Class A:
Net asset value per share, beginning of year	$3.49	$3.73	$3.83		$3.77	$3.49
Income from investment operations:
Net investment income	0.22	0.18	0.24		0.17	0.23
Net realized and unrealized gain (loss)	0.56	(0.19)	(0.11)		0.12	0.33
Total from investment operations	0.78	(0.01)	0.13		0.29	0.56
Redemption fees	0.00 (a)	0.00 (a)	0.00	(a)	0.00 (a)	0.00 (a)
Less distributions:
Net investment income	(0.22)	(0.21)	(0.23)		(0.23)	(0.28)
Net realized gains	—	—	(0.00	)(a)	—	—
Tax return of capital	(0.01)	(0.02)	—		—	—
Total distributions	(0.23)	(0.23)	(0.23)		(0.23)	(0.28)
Net asset value per share, end of year	$4.04	$3.49	$3.73		$3.83	$3.77
Total return (b)	22.92%	(0.06)%	3.34%		7.83%	16.73%
Ratios/Supplemental Data
Net Assets at end of year (000)	$3,379	$3,865	$4,010		$4,219	$2,479
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements (c)	1.58%	1.56%	1.52%		1.69%	1.68%
After waivers and/or expense reimbursements (d)	1.54%	1.55%	1.52%		1.63%	1.63%
Ratio of net investment income to average net assets	6.14%	5.02%	5.95%		4.51%	5.38%
Portfolio turnover (e)	82%	88%	111%		81%	197%

†            Beginning with the year ended October 31, 2015, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)    The amount is less than $0.005 per share.

(b)    Total returns would be reduced if a sales or redemption charge was taken into account.

(c)     Ratio of total expenses to average net assets excluding interest expense before waivers and/or expense reimbursements was 1.53%, 1.55%, 1.49%,1.66% and 1.65% for the years ended October 31, 2017, 2016, 2015, 2014,and 2013, respectively.

(d)    Ratio of total expenses to average net assets excluding interest expense after waivers and/or expense reimbursements was 1.50%, 1.54%, 1.49%, 1.60% and 1.60% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(e)     Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

98

Financial Highlights—Continued

(For a share outstanding throughout each year)

	Income Builder Fund
	Years Ended October 31,
	2017	2016	2015†	2014†	2013†
Institutional Class:
Net asset value per share, beginning of year	$14.70	$15.05	$15.88	$15.19	$12.88
Income from investment operations:
Net investment income	0.57	0.63	0.38	0.49	0.51
Net realized and unrealized gain (loss)	2.45	(0.35)	(0.02)	1.29	2.65
Total from investment operations	3.02	0.28	0.36	1.78	3.16
Redemption fees	0.00 (a)	0.00 (a)	—	0.01	0.03
Less distributions:
Net investment income	(0.56)	(0.53)	(0.50)	(0.51)	(0.64)
Net realized gains	—	(0.10)	(0.69)	(0.59)	(0.24)
Total distributions	(0.56)	(0.63)	(1.19)	(1.10)	(0.88)
Net asset value per share, end of year	$17.16	$14.70	$15.05	$15.88	$15.19
Total return	20.75%	1.86%	2.16%	12.25%	25.94%
Ratios/Supplemental Data:
Net Assets at end of year (000)	$98,672	$84,271	$90,126	$4,486	$3,418
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements (b)	1.19%	1.18%	1.93%	2.25%	3.43%
After waivers and/or expense reimbursements (c)	1.19%	1.18%	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets	3.59%	4.24%	2.14%	3.33%	3.94%
Portfolio turnover (d)	69%	93%	97%	78%	86%

†            Beginning with the year ended October 31, 2015, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)    The amount is less than $0.005 per share.

(b)    Ratio of total expenses to average net assets excluding interest expense before waivers and/or expense reimbursements was 1.19%, 1.18%, 1.93%, 2.25% and 3.43% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(c)     Ratio of total expenses to average net assets excluding interest expense after waivers and/or expense reimbursements was 1.19%, 1.18%, 1.35%, 1.35% and 1.35% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(d)    Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

99

Financial Highlights—Continued

(For a share outstanding throughout each year)

	Income Builder Fund
	Years Ended October 31,
	2017	2016	2015†	2014†	2013†
Class A:
Net asset value per share, beginning of year	$14.70	$15.05	$15.88	$15.18	$12.88
Income from investment operations:
Net investment income	0.55	0.68	0.43	0.38	0.63
Net realized and unrealized gain (loss)	2.43	(0.44)	(0.10)	1.37	2.48
Total from investment operations	2.98	0.24	0.33	1.75	3.11
Redemption fees	0.00 (a)	0.00 (a)	—	0.01	0.04
Less distributions:
From Net investment income	(0.52)	(0.49)	(0.47)	(0.47)	(0.61)
From Net realized gains	—	(0.10)	(0.69)	(0.59)	(0.24)
Total distributions	(0.52)	(0.59)	(1.16)	(1.06)	(0.85)
Net asset value per share, end of year	$17.16	$14.70	$15.05	$15.88	$15.18
Total return (b)	20.50%	1.59%	1.93%	12.04%	25.55%
Ratios/Supplemental Data
Net Assets at end of year (000)	$1,342	$1,270	$2,358	$865	$917
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements (c)	1.44%	1.41%	2.18%	2.50%	3.68%
After waivers and/or expense reimbursements (d)	1.44%	1.41%	1.60%	1.60%	1.60%
Ratio of net investment income to average net assets	3.37%	4.46%	2.65%	2.41%	3.72%
Portfolio turnover (e)	69%	93%	97%	78%	86%

†            Beginning with the year ended October 31, 2015, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)    The amount is less than $0.005 per share.

(b)    Total returns would be reduced if a sales or redemption charge was taken into account.

(c)     Ratio of total expenses to average net assets excluding interest expense before waivers and/or expense reimbursements was 1.44%, 1.41%, 2.18%, 2.50% and 3.68% for the years ended October 31, 2017, 2016, 2015, 2014,and 2013, respectively.

(d)    Ratio of total expenses to average net assets excluding interest expense after waivers and/or expense reimbursements was 1.44%, 1.41%, 1.60%, 1.60% and 1.60% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(e)     Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

100

Financial Highlights—Continued

(For a share outstanding throughout each year)

	Ultra Short Municipal Income Fund
	Years Ended October 31,
	2017		2016		2015†		2014†	2013†
Institutional Class:
Net asset value per share, beginning of year	$10.04		$10.04		$10.04		$10.03	$10.05
Income from investment operations:
Net investment income	0.09		0.06		0.05		0.05	0.06
Net realized and unrealized gain (loss)	(0.00	)(a)	(0.00	)(a)	0.00	(a)	0.01	(0.02)
Total from investment operations	0.09		0.06		0.05		0.06	0.04
Redemption fees	0.00	(a)	0.00	(a)	0.00	(a)	0.00 (a)	0.00 (a)
Less distributions:
Net investment income	(0.09)		(0.06)		(0.05)		(0.05)	(0.06)
Net realized gains	—		—		(0.00	)(a)	—	—
Total distributions	(0.09)		(0.06)		(0.05)		(0.05)	(0.06)
Net asset value per share, end of year	$10.04		$10.04		$10.04		$10.04	$10.03
Total return	0.87%		0.64%		0.52%		0.63%	0.36%
Ratios/Supplemental Data:
Net Assets at end of year (000)	$896,624		$905,843		$772,308		$831,505	$933,294
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements	0.65%		0.74%		0.93%		0.90%	0.89%
After waivers and/or expense reimbursements	0.44%		0.43%		0.50%		0.53%	0.61%
Ratio of net investment income to average net assets	0.86%		0.64%		0.51%		0.53%	0.55%
Portfolio turnover (b)	214%		143%		155%		168%	185%

†            Beginning with the year ended October 31, 2015, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)    The amount is less than $0.005 per share.

(b)    Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

101

Financial Highlights—Continued

(For a share outstanding throughout each year)

	Ultra Short Municipal Income Fund
	Years Ended October 31,
	2017		2016	2015†		2014†	2013†
Class A:
Net asset value per share, beginning of year	$10.09		$10.10	$10.10		$10.09	$10.10
Income from investment operations:
Net investment income	0.06		0.04	0.03		0.03	0.03
Net realized and unrealized gain (loss)	(0.00	)(a)	(0.01)	0.00	(a)	0.01	(0.01)
Total from investment operations	0.06		0.03	0.03		0.04	0.02
Redemption fees	0.00	(a)	0.00 (a)	0.00	(a)	0.00 (a)	0.00 (a)
Less distributions:
Net investment income	(0.06)		(0.04)	(0.03)		(0.03)	(0.03)
Net realized gains	—		—	(0.00	)(a)	—	—
Total distributions	(0.06)		(0.04)	(0.03)		(0.03)	(0.03)
Net asset value per share, end of year	$10.09		$10.09	$10.10		$10.10	$10.09
Total return (b)	0.62%		0.29%	0.26%		0.38%	0.21%
Ratios/Supplemental Data
Net Assets at end of year (000)	$211,265		$206,259	$203,472		$247,599	$305,193
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements	0.90%		0.99%	1.18%		1.15%	1.14%
After waivers and/or expense reimbursements	0.69%		0.68%	0.75%		0.78%	0.86%
Ratio of net investment income to average net assets	0.62%		0.39%	0.26%		0.28%	0.30%
Portfolio turnover (c)	214%		143%	155%		168%	185%

†            Beginning with the year ended October 31, 2015, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)    The amount is less than $0.005 per share.

(b)    Total returns would be reduced if a sales or redemption charge was taken into account.

(c)     Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

102

Financial Highlights—Continued

(For a share outstanding throughout each year)

	High Yield Managed Duration Municipal Fund
	Years Ended October 31,					Period Ended October 31,
	2017	2016	2015†		2014†	2013†(a)
Institutional Class:
Net asset value per share, beginning of year	$10.34	$10.29	$10.29		$9.95	$10.00
Income from investment operations:
Net investment income	0.31	0.34	0.36		0.37	0.06
Net realized and unrealized gain (loss)	(0.10)	0.05	(0.00	)(b)	0.34	(0.05)
Total from investment operations	0.21	0.39	0.36		0.71	0.01
Redemption fees	0.00 (b)	0.00 (b)	—		—	—
Less distributions:
Net investment income	(0.31)	(0.34)	(0.36)		(0.37)	(0.06)
Net realized gains	—	—	(0.00	)(b)	—	—
Total distributions	(0.31)	(0.34)	(0.36)		(0.37)	(0.06)
Net asset value per share, end of year	$10.24	$10.34	$10.29		$10.29	$9.95
Total return	2.08%	3.84%	3.65%		7.32%	0.11	%(c)
Ratios/Supplemental Data:
Net Assets at end of year (000)	$207,427	$153,300	$48,261		$25,566	$19,915
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements (d)	0.84%	0.88%	1.12%		1.30%	1.66	%(e)
After waivers and/or expense reimbursements (f)	0.65%	0.68%	0.82%		0.81%	0.74	%(e)
Ratio of net investment income to average net assets	3.04%	3.28%	3.49%		3.75%	1.47	%(e)
Portfolio turnover (g)	151%	132%	58%		62%	117%

†            Beginning with the year ended October 31, 2015, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)    Institutional Class commenced operations on June 3, 2013.

(b)    The amount is less than $0.005 per share.

(c)     Not annualized.

(d)    Ratio of total expenses to average net assets excluding interest expense before waivers and/or expense reimbursements was 0.84%, 0.87%, 1.12%, 1.29% and 1.66% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(e)     Annualized.

(f)      Ratio of total expenses to average net assets excluding interest expense after waivers and/or expense reimbursements was 0.65%, 0.68%, 0.80%, 0.80% and 0.74% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(g)     Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

103

Financial Highlights—Continued

(For a share outstanding throughout each year)

	High Yield Managed Duration Municipal Fund
	Years Ended October 31,					Period Ended October 31,
	2017	2016	2015†		2014†	2013†(a)
Class A:
Net asset value per share, beginning of year	$10.34	$10.29	$10.29		$9.95	$10.00
Income from investment operations:
Net investment income	0.28	0.32	0.34		0.35	0.05
Net realized and unrealized gain (loss)	(0.10)	0.04	0.00	(b)	0.34	(0.05)
Total from investment operations	0.18	0.36	0.34		0.69	0.00
Redemption fees	0.00 (b)	0.00 (b)	—		—	—
Less distributions:
Net investment income	(0.28)	(0.31)	(0.34)		(0.35)	(0.05)
Net realized gains	—	—	(0.00	)(b)	—	—
Total distributions	(0.28)	(0.31)	(0.34)		(0.35)	(0.05)
Net asset value per share, end of year	$10.24	$10.34	$10.29		$10.29	$9.95
Total return (c)	1.82%	3.58%	3.42%		7.08%	0.01	%(d)
Ratios/Supplemental Data
Net Assets at end of year (000)	$50,906	$35,705	$10,170		$107	$100
Ratio of total expenses to average net assets:
Before waivers and/or expense reimbursements (e)	1.09%	1.12%	1.37%		1.55%	1.91	%(f)
After waivers and/or expense reimbursements (g)	0.90%	0.93%	1.07%		1.06%	0.99	%(f)
Ratio of net investment income to average net assets	2.78%	3.03%	3.16%		3.49%	1.21	%(f)
Portfolio turnover (h)	151%	132%	58%		62%	117%

†            Beginning with the year ended October 31, 2015, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)    Class A commenced operations on June 3, 2013.

(b)    The amount is less than $0.005 per share.

(c)     Total returns would be reduced if a sales or redemption charge was taken into account.

(d)    Not annualized.

(e)     Ratio of total expenses to average net assets excluding interest expense before waivers and/or expense reimbursements was 1.09%, 1.12%, 1.37%,1.53% and 1.90% for the years ended October 31, 2017, 2016, 2015, 2014,and 2013, respectively.

(f)      Annualized.

(g)     Ratio of total expenses to average net assets excluding interest expense after waivers and/or expense reimbursements was 0.90%, 0.93%, 1.05%, 1.05% and 0.99% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(h)    Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

104

Broker-Defined Sales Charge Waiver Policies

Merrill Lynch:

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-End Sales Charge Waivers for Class A Shares available at Merrill Lynch

•                  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•                  Shares purchased by or through a 529 Plan

•                  Shares purchased through a Merrill Lynch affiliated investment advisory program

•                  Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•                  Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•                  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•                  Shares exchanged from Class C (i.e. level-load) shares of the same Fund in the month of or following the 10-year anniversary of the purchase date

•                  Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•                  Trustees of the Trust, and employees of the Adviser or any of its affiliates, as described in the this prospectus

•                  Shares purchased from the proceeds of redemptions within the Aberdeen fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A and C Shares available at Merrill Lynch

•                  Death or disability of the shareholder

•                  Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•                  Return of excess contributions from an IRA Account

•                  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•                  Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•                  Shares acquired through a right of reinstatement

•                  Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and C shares only)

Front-End Sales Charge Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•                  Breakpoints as described in this prospectus.

•                  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Aberdeen fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible Aberdeen fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•                  Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within the Aberdeen fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley:

Front-end Sales Charge Waivers on Class A Shares available for Morgan Stanley Wealth Management Transactional Brokerage Accounts

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in these Funds’ Prospectus or SAI.

•                  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs,

105

Simple IRAs, SAR-SEPs or Keogh plans

•                  Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•                  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•                  Shares purchased through a Morgan Stanley self-directed brokerage account

•                  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•                  Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

106

Information from Aberdeen Funds

Please read this Prospectus before you invest, and keep it with your records. The following documents — which may be obtained free of charge — contain additional information about the Funds:

•                  Statement of Additional Information (incorporated by reference into this Prospectus)

•                  Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected the Funds’ performance)

•                  Semi-Annual Reports

While this Prospectus and the Statement of Additional Information of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the Statement of Additional Information represents a contract between the Trust or a Fund and any shareholder or any other party.

To obtain any of the above documents free of charge, to request other information about the Funds, or to make other shareholder inquiries, contact us at the address or number listed below. You can also access and download the annual and semi-annual reports (when available) and the Statement of Additional Information at the Funds’ website www.aberdeen-asset.us.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 866-667-9231, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

If you wish to receive regulatory materials and/or account statements electronically, you can sign-up for our free e-delivery service. Please visit the Funds’ website at www.aberdeen-asset.us or call 866-667-9231 for additional information.

For Additional Information Contact:

By Regular Mail:

Aberdeen Funds
P.O. Box 55930

Boston, MA 02205-5930

By Overnight Mail:

Aberdeen Funds

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021

For 24-hour Access:

866-667-9231 (toll free)

Customer Service Representatives are available 8 a.m.-9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices.

Also, visit the Funds’ website at www.aberdeen-asset.us.

Information from the Securities and Exchange Commission (SEC)

You can obtain information about the Funds, including the SAI from the SEC:

•                  on the SEC’s EDGAR database via the Internet at www.sec.gov;

•                  by electronic request to publicinfo@sec.gov (the SEC charges a fee for this service);

•                  in person at the SEC’s Public Reference Room in Washington, D.C. (for their hours of operation, call 202-551-8090); or

•                  by mail by sending your request to Securities and Exchange Commission Public Reference Section, Washington, D.C. 20549-1520 (the SEC charges a fee to copy any documents).

THE TRUST’S INVESTMENT COMPANY ACT FILE NO.: 811-22132

107

STATEMENT OF ADDITIONAL INFORMATION

March 7, 2018

ABERDEEN FUNDS

Aberdeen Dynamic Dividend Fund

Class A — ADAVX • Institutional Class — ADVDX

Aberdeen Global Infrastructure Fund

Class A — AIAFX • Institutional Class — AIFRX

Aberdeen High Yield Managed Duration Municipal Fund

Class A — AAHMX • Institutional Class — AHYMX

Aberdeen Income Builder Fund

Class A — AAADX • Institutional Class — AADDX

Aberdeen International Real Estate Equity Fund

Class A — EGALX • Institutional Class — EGLRX

Aberdeen Realty Income & Growth Fund

Class A — AIAGX • Institutional Class — AIGYX

Aberdeen Ultra Short Municipal Income Fund

Class A — ATOAX • Institutional Class — ATOIX

Aberdeen Funds (the “Trust”) is a registered open-end investment company consisting of 25 series as of the date hereof.  This Statement of Additional Information (“SAI”) relates to the series of the Trust listed above (each, a “Fund” and collectively, the “Funds”).  This SAI is not a prospectus but is incorporated by reference into the Prospectus for the Funds.  It contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus for the Funds dated March 7, 2018.

Terms not defined in this SAI have the meanings assigned to them in the Prospectus.  You can order copies of the Prospectus without charge by writing to DST Asset Manager Solutions, Inc. (“DST”) at 30 Dan Road, Canton, MA 02021 or calling (toll-free) 866-667-9231.

The audited financial statements with respect to Alpine Dynamic Dividend Fund, Alpine Rising Dividend Fund, Alpine Global Infrastructure Fund, Alpine High Yield Managed Duration Municipal Fund, Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund and Alpine Ultra Short Municipal Income Fund (each, an “Alpine Predecessor Fund” and collectively, the “Alpine Predecessor Funds”), series of Alpine Equity Trust, Alpine Series Trust or Alpine Income Trust, for the fiscal year ended October 31, 2017, including the notes thereto and the report thereon of Ernst & Young LLP (“EY”), an independent registered public accounting firm, included in the Alpine Predecessor Funds’ annual reports for the fiscal year ended October 31, 2017 (the “Annual Reports”), are incorporated herein by reference in the section “Financial Statements”.  No other parts of the Annual Reports are incorporated by reference herein. A copy of each Alpine Predecessor Fund’s Annual Report may be obtained upon request and without charge by writing to Aberdeen Funds at 30 Dan Road, Canton, MA 02021 or by calling 866-667-9231.

i

GENERAL INFORMATION

The Trust is an open-end management investment company formed as a statutory trust under the laws of the state of Delaware by a Certificate of Trust filed on September 27, 2007.  The Trust currently consists of 25 separate series, each with its own investment objective.

Certain Funds in this SAI were created to acquire the assets and liabilities of the corresponding Alpine Predecessor Fund, as shown in the chart below.

Fund	Corresponding Alpine Predecessor Fund
Aberdeen Global Infrastructure Fund (“Global Infrastructure Fund”)	Alpine Global Infrastructure Fund, a series of Alpine Equity Trust
Aberdeen Realty Income & Growth Fund (“Realty Income & Growth Fund”)	Alpine Realty Income & Growth Fund, a series of Alpine Equity Trust
Aberdeen International Real Estate Equity Fund (“International Real Estate Equity Fund”)	Alpine International Real Estate Equity Fund, a series of Alpine Equity Trust
Aberdeen Dynamic Dividend Fund (“Dynamic Dividend Fund”)	Alpine Dynamic Dividend Fund, a series of Alpine Series Trust
Aberdeen Income Builder Fund (“Income Builder Fund”)	Alpine Rising Dividend Fund, a series of Alpine Series Trust
Aberdeen High Yield Managed Duration Municipal Fund (“High Yield Managed Duration Municipal Fund”)	Alpine High Yield Managed Duration Municipal Fund, a series of Alpine Income Trust
Aberdeen Ultra Short Municipal Income Fund (“Ultra Short Municipal Income Fund”)	Alpine Ultra Short Municipal Income Fund, a series of Alpine Income Trust

The Alpine Predecessor Funds, for purposes of the relevant reorganization, are considered the accounting survivors and accordingly, certain financial history of the Alpine Predecessor Funds is included in this SAI.

Each of the Funds, except the Realty Income & Growth Fund, is a diversified open-end management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  The Realty Income & Growth Fund is a non-diversified open-end management investment company as defined in the 1940 Act.

INVESTMENT PRACTICES AND RISK FACTORS

The investment objectives and a description of the principal investment strategies of each Fund are set forth under each Fund’s Prospectus in the section titled “SUMMARY SECTION” and “MORE ON THE FUNDS’ INVESTMENT STRATEGIES, INVESTMENTS AND RISKS.”  The investment objectives of each Fund, except for the Income Builder Fund, High Yield Managed Duration Municipal Fund and Ultra Short Municipal Income Fund, are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of that Fund.

The following provides additional information about these principal strategies and describes other investment strategies and practices that may be used by one or more Funds, which all involve risks of varying degrees. References to the “Adviser” in this section also include the Subadviser, as applicable, as such terms are defined in the section “Investment Adviser and Subadviser” in this SAI.

Auction Rate Securities

The Funds may acquire auction rate securities. Auction rate securities consist of auction rate municipal obligations. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Equity Securities

Equity securities in which a Fund may invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Convertible Securities

A Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

The characteristics of convertible securities make them potentially attractive investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party.

A Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective. A Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.

Convertible securities are subject both to the stock market risk associated with equity securities and to the credit and interest rate risks associated with fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features.

Preferred Stock

A Fund may invest in preferred stock. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer’s assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, a Fund may receive stocks or warrants as result of an exchange or tender of fixed income securities.

Warrants

A Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Foreign Securities

A Fund may purchase securities of non-U.S. issuers and securities of U.S. issuers that trade in foreign markets (“foreign securities”). To the extent that foreign securities purchased by a Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect: a Fund’s net asset values per share; the value of any interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by a Fund. If the value of a foreign currency rises against the U.S. dollar, the value of a Fund’s assets denominated in that currency will increase.

Correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of a Fund’s assets denominated in that currency will decrease. The performance of a Fund will be measured in U.S. dollars, the base currency for a Fund. When a Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which such dealers buy and sell currencies.

A Fund may engage in transactions in foreign securities, which are listed on foreign securities exchanges, traded in the over-the-counter market or issued in private placements. Transactions in listed securities may be effected in the over-the-counter markets if, in the opinion of the Adviser, this affords a Fund the ability to obtain best price and execution.

Securities markets of foreign countries in which a Fund may invest are generally not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets. The differences between investing in foreign and U.S. companies include, but are not limited to: (1) less publicly available information about foreign companies; (2) the lack of uniform financial accounting standards and practices among countries which could impair the validity of direct comparisons of valuations measures (such as price/earnings ratios) for securities in different countries; (3) less readily available market quotations for the securities of foreign issuers; (4) differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; (5) differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments; (6) generally lower foreign stock market volume; (7) the likelihood that foreign securities may be less liquid or more volatile, which may affect the ability of the Funds to purchase or sell large blocks of securities and thus obtain the best price; (8) transactions costs, including brokerage charges and custodian charges associated with holding foreign securities, may be higher; (9) the settlement period for foreign securities, which are sometimes longer than those for securities of U.S. issuers, may affect portfolio liquidity; (10) foreign securities held by a Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and accordingly, net asset value (“NAV”) per share may be significantly affected on days when shareholders do not have the ability to purchase or redeem shares of the Fund; and (11) political and social instability, expropriation, and political or financial changes which adversely affect investment in some countries. These various risks may be greater in emerging market countries.

American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”) and other securities convertible into securities of foreign issuers may not necessarily be denominated in the same currency as the securities into which they may be converted, but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories that evidence a similar ownership arrangement. Generally ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Market Issuers

A Fund may invest in the equity securities of issuers located in emerging market countries. Unless otherwise set forth in the Funds’ Prospectus or in this SAI, an “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”). Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

The risks of investing in securities in emerging countries include: (1) less social, political and economic stability; (2) the smaller size of the markets for such securities and lower volume of trading, which result in a lack of liquidity and in greater price volatility; (3) certain national policies that may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (4) foreign taxation; and (5) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Certain emerging markets have experienced periods of political and social change, and shifts in government policy, which have heightened instability. Such governments could be more likely to pursue actions that might have negative consequences for private enterprise and the flow of foreign investment relative to more developed countries. Specific measures could include expropriation of assets, confiscatory taxation or adverse diplomatic developments. Historically there have been instances of governments expropriating private property, and settling the claims of such property owners can be an extended process. There is no assurance that such expropriations would not occur in the future and if this ever were to happen, it is possible that a Fund could lose some or all of the value of its investments in the affected market. Certain countries have higher relative levels of corruption and crime that may increase the volatility of investments. As popular uprising and protests in certain emerging markets continue to take hold there may also exist elevated risks of internal or external crises, including ethnic, religious and racial conflicts that could ultimately escalate into war.

Settlement mechanisms in emerging market securities may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be delays and failures in share registration and delivery.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments and the repatriation of capital invested.

Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or mitigate its effects, inflation may continue to have significant effects both on emerging market economies and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have occurred in certain countries.

Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of foreign exchange earnings.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund’s portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if a Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from a Fund’s identification of such conditions until the date of SEC action, in the absence of a market price or the occurrence of events after a foreign exchange closes, the portfolio securities in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Board. (See “Net Asset Value” below).

Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the risks associated with emerging market investing (and the costs associated with hedging transactions) makes it very difficult to hedge effectively against such risks.

Asian Economic Risk. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. During the recent global recession, many of the export-driven Asian economies experienced the effects of the economic slowdown in the United States and Europe, and certain Asian governments implemented stimulus plans, low-rate monetary policies and currency devaluations. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of a Fund’s investments.

European Economic Risk. The Economic and Monetary Union of the European Union requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, but not limited to, Austria, Belgium, Cyprus, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries.

Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. In a referendum held on June 23, 2016, the United Kingdom, which is a significant global economy, resolved to leave the EU. The referendum may introduce significant uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the EU. The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and adversely affect the value of the Funds.

Risk of Investing in China. The Chinese economy is subject to a considerable degree of economic, political and social instability:

Political and Social Risk. The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s growing income inequality and worsening environmental conditions also are factors that may affect the Chinese economy.

Government Control and Regulations. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. There can be no assurance these reforms will continue or that they will be effective. Despite recent reform and privatizations, significant regulation of investment and industry is still pervasive and the Chinese government may restrict foreign ownership of Chinese corporations and/or repatriate assets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information, and political and social instability.

Economic Risk. The Chinese economy has grown rapidly during the past several years and there is no assurance that this growth rate will be maintained. In fact, the Chinese economy may experience a significant slowdown as a result of, among other things, a deterioration in global demand for Chinese exports, as well as contraction in spending on domestic goods by Chinese consumers. In addition, China may experience substantial rates of inflation or economic recessions, which would have a negative effect on the economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered performance of the Chinese economy. China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates.

Expropriation Risk. The Chinese government maintains a major role in economic policymaking and investing in China involves risk of loss due to expropriation, nationalization, or confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

Hong Kong Political Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (SAR) of the People’s Republic of China under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.

Initial Public Offerings (“IPOs”)

A Fund may invest a portion of its assets in shares of IPOs.  An IPO is a corporation’s first offering of common stock to the public. IPOs may have a magnified impact on the performance of the Fund with a small asset base. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a Fund may hold IPO shares for a very short period of time. This may increase the portfolio turnover rate of a Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Secondary Offerings

A Fund may invest a portion of its assets in shares secondary offerings. A secondary offering is a registered offering of a large block of a security that has been previously issued to the public. A secondary offering can occur when an investor sells to the public a large block of stock or other securities it has been holding in its portfolio. In a sale of this kind, all of the profits go to the seller rather than the issuer. Secondary offerings can also originate when the issuer issues new shares of its stock over and above those sold in its IPO, usually in order to raise additional capital. However, because an increase in the number of shares devalues those that have already been issued, many companies make a secondary offering only if their stock prices are high or they are in need of capital. Secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. Secondary offering shares frequently are volatile in price. Therefore, a Fund may hold secondary offering shares for a very short period of time. This may increase the portfolio turnover rate of a Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Real Estate Investment Trusts (“REITs”)

A Fund may invest in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Debt securities issued by REITs, for the most part, are general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to industry related risks.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in S&P 500 Index.

Real Estate Securities Risks(International Real Estate Equity Fund, Realty Income & Growth Fund and Global Infrastructure Fund) — The value of the shares of a Fund will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (1) changes in general economic and market conditions; (2) changes in the value of real estate properties; (3) risks related to local economic conditions, overbuilding and increased competition; (4) increases in property taxes and operating expenses; (5) changes in zoning laws; (6) casualty and condemnation losses; (7) variations in rental income, neighborhood values or the appeal of property to tenants; and (8) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under performance and out performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors of real estate investments:

•                                                                                          Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

•                                                                                          Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

•                                                                                          Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

•                                                                                          Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

•                                                                                          Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

•                                                                                          Community Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

•                                                                                          Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

•                                                                                          Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which a Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

•                                                                                          Lack of Insurance. Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect a Fund’s investment performance.

•                                                                                          Financial Leverage. Global real estate companies may be highly leveraged and financial covenants may affect the ability of global real estate companies to operate effectively.

•                                                                                          Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

•                                                                                          Recent Events. The value of real estate is particularly susceptible to acts of terrorism and other changes in foreign and domestic conditions.

•                                                                                          REIT Issues. REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Fund may invest in a real estate company which purports to be a REIT but which fails to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the purported REIT would be subject to corporate level taxation, significantly reducing the return to the Fund on their investment in such company. See “REIT Risks” below.

•                                                                                          Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds, and can fluctuate significantly when interest rates change.

Other Investment Companies

A Fund may invest in the securities of other registered, open-end investment companies that have investment objectives and policies similar to its own. A Fund may also purchase shares of money market funds that invest in U.S. Government Securities and repurchase agreements, in lieu of purchasing money market instruments directly. Any investment by a Fund in the securities of other investment companies, including money market funds, will be subject to the limitations on such investments set forth in the 1940 Act. Shareholders of a Fund that holds shares of another investment company will indirectly bear the fees and expenses of that company, which will be in addition to the fees and expenses they bear as shareholders of the Funds.

A Fund may purchase the equity securities of closed-end investment companies to facilitate investment in certain countries. Equity securities of closed-end investment companies generally trade at a discount to their NAV, but may also trade at a premium to net asset value. A Fund may pay a premium to invest in a closed-end investment company in circumstances where the Adviser determines that the potential for capital growth justifies the payment of a premium. Closed-end investment companies, as well as money market funds, pay investment advisory and other fees and incur various expenses in connection with their operations. Shareholders of a Fund will indirectly bear these fees and expenses, which will be in addition to the fees and expenses of the Fund.

Debt and Fixed Income Securities

A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. These securities, whether of U.S. or foreign issuers, may pay fixed, variable or floating rates of interest, and may include zero coupon obligations, which do not pay interest until maturity. Fixed income securities may include:

•                                                                                          bonds, notes and debentures issued by corporations;

•                                                                                          debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”);

•                                                                                          municipal securities;

•                                                                                          mortgage-backed and asset-backed securities; or

•                                                                                          debt securities issued or guaranteed by foreign corporations and foreign governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks.

Subject to certain limitations, a Fund may invest in both investment grade and non-investment grade debt securities. Investment grade debt securities have received a rating from Standard & Poor’s Ratings Group, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) in one of the four highest rating categories or, if not rated, have been determined by the Adviser to be of comparable quality to such rated securities. Non-investment grade debt securities (typically called “junk bonds”) have received a rating from S&P or Moody’s of below investment grade, or have been given no rating and are determined by the Adviser to be of a quality below investment grade.

Each series except the High Yield Managed Duration Municipal Fund and Ultra Short Municipal Income Fund may invest up to 15% and 5% of its net assets in non-investment grade debt securities, respectively. However, a Fund may not invest in debt securities rated below Ccc by S&P or Caa by Moody’s (or unrated debt securities determined to be of comparable quality by the Adviser). A Fund has no restrictions with respect to the maturities or duration of the debt securities it holds.

Debt securities represent money borrowed that obligate the issuer (e.g., a corporation, municipality, government, or government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times. These securities share three principal risks: First, the level of interest income generated by a Fund’s fixed income investments may decline due to a decrease in market interest rates. When fixed income securities mature or are sold, they may be replaced by lower-yielding investments. Second, their values fluctuate with changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a Fund’s fixed income investments. Conversely, during periods of rising interest rates, the value of a Fund’s fixed income investments will generally decline. However, a change in interest rates will not have the same impact on all fixed rate securities. For example, the magnitude of these fluctuations will generally be greater for a security whose duration or maturity is longer. Changes in the value of portfolio securities will not affect interest income from those securities, but will be reflected in the Fund’s NAV. The Fund’s investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the Fund’s shorter-term securities. The volatility of a security’s market value will differ depending upon the security’s duration, the issuer and the type of instrument. Third, certain fixed income securities are subject to credit risk, which is the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is unable to pay.

In addition, fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and the fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and the fund will suffer from the inability to invest in higher yield securities.

In the past decade, the fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns expanded to include a broad range of mortgage-and asset-backed and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, fixed income instruments have experienced liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also experienced heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. These events and other market upheavals may have an adverse effect on a Fund.

Investment Grade Obligations (Ultra Short Municipal Income Fund)

The obligations in which the Fund invests must, at the time of investment, be rated as investment grade (BBB or better) by S&P or (Baa or better) by Moody’s, or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, be determined by the Adviser to be of comparable quality. When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO. In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers. If an obligation’s credit rating is downgraded after the Fund’s investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation.

U.S. Government Securities

A Fund may invest in U.S. government securities. U.S. government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. government (such as GNMA certificates); (b) the right of the issuer to borrow an amount limited to specific line of credit from the U.S. government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities (such as securities issued by Fannie Mae); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac). In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.

Zero Coupon, Discount and Payment-in-kind Securities.

A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon bond is a security that makes no fixed interest payments but instead is sold at a discount from its face value. The bond is redeemed at its face value on the specified maturity date. Zero coupon bonds may be issued as such, or they may be created by a broker who strips the coupons from a bond and separately sells the rights to receive principal and interest. The prices of zero coupon bonds tend to fluctuate more in response to changes in market interest rates than do the prices of interest-paying debt securities with similar maturities. A Fund investing in zero coupon bonds generally accrues income on such securities prior to the receipt of cash payments. Since a Fund must distribute substantially all of its income to shareholders to qualify as a regulated investment company under federal income tax law, to the extent that the Fund invests in zero coupon bonds, it may have to dispose of other securities, including at times when it may be disadvantageous to do so, to generate the cash necessary for the distribution of income attributable to its zero coupon bonds. The market values of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

Municipal Securities

Municipal securities (which are also referred to herein as “municipal obligations” or “municipal bonds”) generally include debt obligations (bonds, notes or commercial paper) issued by or on behalf of any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participations or other interests in these securities and other related investments. The interest paid on municipal securities is excluded from gross income for regular federal income tax purposes, although it may be subject to the federal alternative minimum tax (“AMT”). Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.

The two principal classifications of municipal securities are “general obligation” securities and “limited obligation” or “revenue” securities. General obligation securities are secured by a municipal issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue security is a function of the economic viability of the facility or revenue source. Revenue securities include private activity bonds (described below) which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal securities may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Funds may not be able to readily sell bonds at the prices at which they are carried on the Funds’ books. If the Funds needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.

Private Activity Bonds

Private activity bonds are issued by or on behalf of public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction of privately operated industrial facilities, such as warehouse, office, plant and storage facilities and environmental and pollution control facilities. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, repayment of such bonds generally depends on the revenue of a private entity. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors, including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.

Under current federal income tax law, interest on municipal bonds issued after August 7, 1986 which are specified private activity bonds and the proportionate share of any exempt-interest dividend paid by a regulated investment company that receives interest from such private activity bonds, will be treated as an item of tax preference for purposes of the AMT that is imposed on individuals and corporations by the Code, though for regular federal income tax purposes such interest will remain fully tax-exempt. Bonds issued in 2009 and 2010 generally will not be treated as private activity bonds, and interest earned on such bonds generally will not be treated as a tax preference item. Although interest on all tax-exempt obligations (including private activity bonds) is generally included in “adjusted current earnings” of corporations for AMT purposes, interest on bonds issued in 2009 and 2010 generally is not included in adjusted current earnings.

Industrial Development Bonds

Industrial development bonds (“IDBs”) are issued by public authorities to obtain funds to provide financing for privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal. Although IDBs are issued by municipal authorities, the payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of the real and personal property being financed as security for such payments. IDBs are considered municipal securities if the interest paid is exempt from regular federal income tax. Interest earned on IDBs may be subject to the AMT.

Municipal Leases

Municipal leases or installment purchase contracts are issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations are typically secured by the leased equipment or facilities, the disposition of the property in the event of non- appropriation or foreclosure might, in some cases, prove difficult or, if sold, may not fully cover a fund’s exposure.

Municipal Notes

There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes (“TRANs”); Tax Anticipation Notes (“TANs”); Revenue Anticipation Notes (“RANs”); and Bond Anticipation Notes (“BANs”). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

Tax-Exempt Commercial Paper

Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. While tax-exempt commercial paper is intended to be repaid from general revenues or refinanced, it frequently is backed by a letter of credit, lending arrangement, note repurchase agreement or other credit facility agreement offered by a bank or financial institution.

Demand Instruments

Municipal bonds may be issued as floating- or variable-rate securities subject to demand features (“demand instruments”). Demand instruments usually have a stated maturity of more than one year but contain a demand feature (or “put”) that enables the holder to redeem the investment. Variable-rate demand instruments provide for automatic establishment of a new interest rate on set dates. Floating-rate demand instruments provide for automatic adjustment of interest rates whenever a specified interest rate (e.g., the prime rate) changes. These floating and variable rate instruments are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Variable rate instruments include participation interests in variable- or fixed-rate municipal obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying municipal obligations may be fixed, the terms of the participation interest may result in a fund receiving a variable rate on its investment.

Because of the variable rate nature of the instruments, when prevailing interest rates decline the yield on these instruments will generally decline. On the other hand, during periods when prevailing interest rates increase, the yield on these instruments will generally increase and the instruments will have less risk of capital depreciation than instruments bearing a fixed rate of return.

Additional Risks Relating to Municipal Securities

Tax Risk

The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. government. Failure by the issuer to comply after the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. In addition, the federal income tax exemption has been, and may in the future be, the subject of litigation. If one of these proposals were enacted, the availability of tax-exempt obligations for investment by a fund and the value of the fund’s investments would be affected.

Opinions relating to the validity of municipal obligations and to the exclusion of interest thereon from gross income for regular federal and/or state income tax purposes are rendered by bond counsel to the respective issuers at the time of issuance. A fund and its service providers will rely on such opinions and will not review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

Information Risk

Information about the financial condition of issuers of municipal obligations may be less available than about corporations whose securities are publicly traded.

State and Federal Law Risk

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of and interest on its or their municipal obligations may be materially affected.

Market and Ratings Risk

The yields on municipal obligations are dependent on a variety of factors, including economic and monetary conditions, general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation and the rating of the issue. Adverse economic, business, legal or political developments might affect all or substantial portions of a fund’s municipal obligations in the same manner.

Unfavorable developments in any economic sector may have far-reaching ramifications for the overall or any state’s municipal market.

Although the ratings of tax-exempt securities by ratings agencies are relative and subjective, and are not absolute standards of quality, such ratings reflect the assessment of the ratings agency, at the time of issuance of the rating, of the economic viability of the issuer of a general obligation bond or, with respect to a revenue bond, the special revenue source, with respect to the timely payment of interest and the repayment of principal in accordance with the terms of the obligation, but do not reflect an assessment of the market value of the obligation. See Appendix B for additional information regarding ratings. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal obligations of the same maturity and coupon with different ratings may have the same yield.

Liquidity Risk

In general, the secondary market for tax-exempt securities may be less liquid than that for taxable fixed-income securities.

Risks Inherent to an Investment in Different Types of Municipal Securities

General Obligation Bonds

General obligation bonds are backed by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors. Some such factors are the entity’s tax base, the extent to which the entity relies on federal or state aid, and other factors which are beyond the entity’s control.

Industrial Development Revenue Bonds (“IDRs”)

IDRs are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. These projects are usually operated by corporate entities. IDRs are not general obligations of governmental entities backed by their taxing power. Issuers are only obligated to pay amounts due on the IDRs to the extent that funds are available from the unexpended proceeds of the IDRs or receipts or revenues of the issuer. Payment of IDRs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Such corporate operators or guarantors that are industrial companies may be affected by many factors, which may have an adverse impact on the credit quality of the particular company or industry.

Hospital and Health Care Facility Bonds

The ability of hospitals and other health care facilities to meet their obligations with respect to revenue bonds issued on their behalf is dependent on various factors. Some such factors are the level of payments received from private third-party payors and government programs and the cost of providing health care services. There can be no assurance that payments under governmental programs will be sufficient to cover the costs associated with their bonds. It may also be necessary for a hospital or other health care facility to incur substantial capital expenditures or increased operating expenses to effect changes in its facilities, equipment, personnel and services. Hospitals and other health care facilities are additionally subject to claims and legal actions by patients and others in the ordinary course of business. There can be no assurance that a claim will not exceed the insurance coverage of a health care facility or that insurance coverage will be available to a facility.

Single Family and Multi-Family Housing Bonds

Multi-family housing revenue bonds and single family mortgage revenue bonds are state and local housing issues that have been issued to provide financing for various housing projects.

Multi-family housing revenue bonds are payable primarily from mortgage loans to housing projects for low to moderate income families. Single-family mortgage revenue bonds are issued for the purpose of acquiring notes secured by mortgages on residences. The ability of housing issuers to make debt service payments on their obligations may be affected by various economic and non-economic factors. Such factors include: occupancy levels, adequate rental income in multi-family projects, the rate of default on mortgage loans underlying single family issues and the ability of mortgage insurers to pay claims. All single-family mortgage revenue bonds and certain multi-family housing revenue bonds are prepayable over the life of the underlying mortgage or mortgage pool. Therefore, the average life of housing obligations cannot be determined. However, the average life of these obligations will ordinarily be less than their stated maturities. Mortgage loans are frequently partially or completely prepaid prior to their final stated maturities.

Power Facility Bonds

The ability of utilities to meet their obligations with respect to bonds they issue is dependent on various factors. These factors include the rates that they may charge their customers, the demand for a utility’s services and the cost of providing those services. Utilities are also subject to extensive regulations relating to the rates which they may charge customers. Utilities can experience regulatory, political and consumer resistance to rate increases. Utilities engaged in long-term capital projects are especially sensitive to regulatory lags in granting rate increases. Utilities are additionally subject to increased costs due to governmental environmental regulation and decreased profits due to increasing competition. Any difficulty in obtaining timely and adequate rate increases could adversely affect a utility’s results of operations. The Adviser cannot predict the effect of such factors on the ability of issuers to meet their obligations with respect to bonds.

Water and Sewer Revenue Bonds

Water and sewer bonds are generally payable from user fees. The ability of state and local water and sewer authorities to meet their obligations may be affected by a number of factors. Some such factors are the failure of municipalities to utilize fully the facilities constructed by these authorities, declines in revenue from user charges, rising construction and maintenance costs, impact of environmental requirements, the difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs, the impact of “no growth” zoning ordinances and the continued availability of federal and state financial assistance and of municipal bond insurance for future bond issues.

University and College Bonds

The ability of universities and colleges to meet their obligations is dependent upon various factors. Some of these factors of which an investor should be aware are the size and diversity of their sources of revenues, enrollment, reputation, management expertise, the availability and restrictions on the use of endowments and other funds and the quality and maintenance costs of campus facilities. Also, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education may affect an institution’s ability to make payments on its own.

Mortgage-Backed Bonds

Each Fund’s investments in municipal obligations may include mortgage-backed municipal bonds, which are a type of municipal security issued by a state, authority or municipality to provide financing for residential housing mortgages to target groups, generally low-income individuals who are first-time home buyers. A Fund’s interest, evidenced by such obligations, is an undivided interest in a pool of mortgages. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. While a certain level of prepayments can be expected, regardless of the interest rate environment, it is anticipated that prepayment of the underlying mortgages will accelerate in periods of declining interest rates. In the event that the Fund receives principal prepayments in a declining interest-rate environment, its reinvestment of such funds may be in bonds with a lower yield.

Participation Interests

A participation interest gives a Fund an undivided interest in a municipal debt obligation in the proportion that the Fund’s participation interest bears to the principal amount of the obligation. These instruments may have fixed, floating or variable rates of interest. The Fund will only purchase participation interests if accompanied by an opinion of counsel that the interest earned on the underlying municipal obligations will be tax-exempt. If the Fund purchases unrated participation interests, the Board of Trustees or its delegate must have determined that the credit risk is equivalent to the rated obligations in which the Fund may invest. Participation interests may be backed by a letter of credit or repurchase obligation of the selling institution. When determining whether such a participation interest meets a Fund’s credit quality requirements, the Fund may look to the credit quality of any financial guarantor providing a letter of credit or guaranty.

Put Features

Put features entitle the holder to sell a security (including a repurchase agreement) back to the issuer or a third party at any time or at specific intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from domestic or foreign banks. The Adviser may rely on its evaluation of a bank’s credit in determining whether to purchase a security supported by a letter of credit. In evaluating a foreign bank’s credit, the Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other government restrictions that might affect the bank’s ability to honor its credit commitment. Demand features, standby commitments and tender options are types of put features.

Tender Option Bonds

Each of the Funds may purchase tender option bonds. Tender option bonds are created by coupling an intermediate- or long-term, fixed-rate, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After a payment of the tender option fee, a Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds for a Fund, the Adviser will consider the creditworthiness of the issuer of the underlying bond, the custodian and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on an interest payment.

Variable or Floating Rate Obligations

Each Fund may invest in variable rate or floating rate obligations. Floating rate obligations have interest rates that change whenever there is a change in a designated base rate while variable rate obligations provide for a specified periodic adjustment in the interest rate. The interest rate of variable rate obligations ordinarily is determined by reference to or is a percentage of an objective standard such as a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on variable rate obligations reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. The Funds treat variable and floating rate instruments as maturing on the next date on which the Fund can exercise the demand feature.

Demand Instruments

Each Fund may invest in securities issued as floating- or variable-rate securities subject to demand features (“demand instruments”). Demand instruments usually have a stated maturity of more than one year but contain a demand feature (or “put”) that enables the holder to tender the investment at an exercise price equal to approximately the amortized cost of the instrument plus accrued interest on no more than 30 days’ notice. Variable rate demand instruments provide for automatic establishment of a new interest rate on set dates. Floating-rate demand instruments provide for automatic adjustment of interest rates whenever a specified interest rate (e.g., the prime rate) changes.

Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks.

Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: (1) to shorten the maturity of a variable or floating rate security, (2) to enhance the instrument’s credit quality and (3) to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Accordingly, the credit quality and liquidity of a fund’s investments may be dependent in part on the credit quality of the institutions supporting the fund’s investments and changes in the credit quality of these institutions could cause losses to a fund and affect its share price.

Certain Tax Aspects

Municipal obligations are also categorized according to whether or not the interest is includable in the calculation of AMT imposed on individuals, according to whether or not the costs of acquiring or carrying the securities are deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of the Code, and related requirements governing the issuance of tax-exempt securities, industry practice has uniformly required, as a condition to the issuance thereof, particularly in the case of revenue bonds, an opinion of a nationally recognized bond counsel as to the tax-exempt status of interest on such securities.

Additional Risk Considerations

The U.S. federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before the Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a Fund’s distributions. If such proposals were enacted, the availability of municipal obligations and the value of a Fund’s holdings would be affected and the Board of Trustees would reevaluate the Fund’s investment objective and policies.

Portfolio Turnover

The Funds may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of a Fund. Higher rates of portfolio turnover would likely result in higher brokerage costs and may generate short-term capital gains taxable as ordinary income.

Quality and Diversification Requirements

If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond for pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental uses, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. See “INVESTMENT RESTRICTIONS.”

Other Taxable Debt Obligations

The Funds may invest in publicly and privately issued debt obligations of U.S. corporations, including obligations of industrial, utility, banking and other financial issuers. These securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Mortgage-Backed Securities

A Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, or one of its agencies or instrumentalities, or issued by private issuers. The mortgage-backed securities in which a Fund may invest include collateralized mortgage obligations (“CMOs”) and interests in real estate mortgage investment conduits (“REMICs”).

CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities. CMOs are typically issued in separate classes with varying coupons and stated maturities. REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Code and have the same characteristics as CMOs.

A Fund may from time to time also invest in “stripped” mortgage-backed securities. These are securities that operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities. A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently traded securities. The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class. These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities. Due to existing market characteristics, “interest only” and “principal only” mortgage-backed securities are considered to be illiquid. The prices of these securities are more volatile than the prices of debt securities, which make periodic payments of interest.

Because the mortgages underlying mortgage-backed securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance. Prepayments generally are passed through to the holders of the securities. Any such prepayments received by a Fund must be reinvested in other securities. As a result, prepayments in excess of that anticipated could adversely affect yield to the extent such amounts are reinvested in instruments with a lower interest rate than that of the original security. Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interest rates. Mortgage-backed securities may be purchased at a premium over the principal or face value in order to obtain higher income. The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.

Mortgage-backed securities may also be affected by the downturn in the mortgage lending and housing markets in the United States.

Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by the institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of Federal Housing Administration (“FHA”)-insured or Veterans’ Administration (“VA”)-guaranteed mortgages. Pass-through certificates guaranteed by Ginnie Mae (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae, whose guarantee is backed by the full faith and credit of the United States. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae guaranteed Mortgage Pass-Through Certificates

(also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by Fannie Mae. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of Fannie Mae to borrow from the U.S. Treasury Department. Fannie Mae was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a stockholder-owned corporation chartered by Congress in 1970. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. While Freddie Mac generally does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. On September 6, 2008, Director James Lockhart of the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both Fannie Mae and Freddie Mac. In addition the U.S. Treasury Department agreed to provide Fannie Mae and Freddie Mac up to $100 billion of capital each on an as needed basis to insure that they continue to provide liquidity to the housing and mortgage markets.

Asset-Backed Securities

A Fund may invest in asset-backed securities issued by private issuers. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

Asset-backed securities may be “stripped” into classes in a manner similar to that described under the section titled, “Mortgage-Backed Securities,” above, and are subject to the prepayment risks described therein.

Sovereign Debt Obligations

A Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of developing countries. These sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions; or debt securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on disbursements or assistance from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Loans and Other Direct Debt Instruments

A Fund may purchase interests in amounts owed by a corporate, governmental, or other borrower to another party. These interests may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand.

Floating and Variable Rate Income Securities

A Fund may invest in floating and variable rate income securities. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank’s prime rate, a certificate of deposit (“CDs”) rate or the London Inter-Bank Offered Rate (“LIBOR”). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rates or other commodities. The amount by which the rate paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. Such securities include variable rate master demand notes.

Recent Market Events

In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to: major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of a Fund’s investments may be negatively affected.

Infrastructure-Related Issuers (Global Infrastructure Fund Only)

The Global Infrastructure Fund concentrates its investments in the equity securities of U.S. and non-U.S. infrastructure-related issuers. Because of its concentration policy, the Infrastructure Fund may be especially subject to risks affecting infrastructure-related issuers. An “infrastructure-related” issuer is an issuer in which at least 50% of its non-cash assets are infrastructure assets or 50% of its gross income or net profits are attributable to derived, directly or indirectly, from the ownership, management, construction, development, operation, utilization or financing of infrastructure assets. Infrastructure assets are the physical structures and networks that provide necessary services to society. Examples of infrastructure assets include transportation assets (e.g., toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utility assets (e.g., electric transmission and distribution lines, power generation facilities, gas and water distribution facilities, sewage treatment plants, broadcast and wireless towers, and cable and satellite networks) and social assets (e.g., courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing).

Companies in the infrastructure sector may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on infrastructure projects, and other factors. The stock prices of transportation companies may be affected by supply and demand for their specific product, government regulation, world events and economic conditions. The profitability of energy companies is related to worldwide energy prices, exploration, and production spending. Utilities companies face intense competition, which may have an adverse effect on their profit margins, and the rates charged by regulated utility companies are subject to review and limitation by governmental regulatory commissions.

Equity-Linked Securities

A Fund may invest in equity-linked securities, including, but not limited to, participation notes, and certificates of participation. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to a Fund’s restrictions on investments in foreign securities. In addition, the Funds bear the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and a Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. If the underlying security is determined to be illiquid, participation notes may be illiquid and therefore subject to a Fund’s percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

Foreign Currency Transactions

Currency Risks

Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although a Fund values its assets daily in U.S. dollars, a Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies.

A Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Forward Foreign Currency Exchange Contracts

A Fund may enter into forward foreign currency exchange contracts in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has a deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Funds do not speculate in foreign currency.

Except for cross-hedges, a Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a “cross-hedge,” denominated in a currency or currencies that the Adviser believes will tend to be closely correlated with that currency with regard to price movements. At the consummation of a forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of such foreign currency. If a Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If a Fund engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been a change in forward contract prices.

It should be realized that this method of protecting the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. Generally, a Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

Foreign Currency Options

A Fund may purchase and write options on foreign currencies to protect against declines in the U.S. dollar value of foreign securities or in the U.S. dollar value of dividends or interest expected to be received on these securities. These transactions may also be used to protect against increases in the U.S. dollar cost of foreign securities to be acquired by a Fund. Writing an option on foreign currency is only a partial hedge, up to the amount of the premium received, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. A Fund may not purchase a foreign currency option if, as a result, premiums paid on foreign currency options then held by a Fund would represent more than 5% of the Fund’s net assets.

A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Funds against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, such Fund would not have to exercise its put option. Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, such Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special Risks Associated with Foreign Currency Options

Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a Fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign Currency Futures Transactions

By using foreign currency futures contracts and options on such contracts, a Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. A Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

A foreign currency futures contract sale creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by a Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, a Fund is immediately paid the difference and realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by a Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, a Fund realizes a gain, and if the offsetting sale price is less than the purchase price, a Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

Illiquid Securities

The term “illiquid securities” currently means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days, term deposits maturing in more than seven days, restricted securities (other than Rule 144A securities discussed below), privately issued interest-only and principal-only stripped asset- backed securities, over-the counter options and the assets used to cover written over-the-counter options, and municipal lease obligations (including certificates of participation) other than those the Adviser has determined are liquid pursuant to guidelines established by the Board. A Fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a Fund to assign a value to those securities for purposes of valuing its portfolio and calculating its NAV.

The SEC recently adopted Rule 22e-4 under the 1940 Act, which, among other things (1) requires each Fund to adopt a written liquidity risk management program reasonably designed to assess and manage the Fund’s liquidity risk and (2) defines any investment as “illiquid” if it may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Rule 22e-4, which each Fund must comply with by December 1, 2018, could limit the ability of a Fund to invest in illiquid securities.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “Securities Act”), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and non-U.S. securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. These markets include automated systems for the trading, clearance and settlement of unregistered securities of U.S. and non-U.S. issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of them promptly or at favorable prices.

The Board has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers willing to purchase and sell the security and the number of potential purchasers; (3) the number of dealers who undertake to make a market in the security; and (4) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). In some cases, the Adviser may determine presumptively illiquid securities to be liquid in accordance with SEC and Board guidelines. The Adviser monitors the liquidity of restricted securities in each Fund’s portfolio and reports periodically on such decisions to the Board.

The Adviser also monitors each Fund’s overall holdings of illiquid securities. If a Fund’s holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), the Adviser will consider what action would be in the best interests of a Fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the Fund’s holdings of illiquid securities. However, a Fund is not required to dispose of illiquid securities under these circumstances.

Municipal lease obligations will not be considered illiquid if they (1) are publicly offered and are rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or (2) have a demand feature, which, if exercised, will result in payment of their par value within seven days. Municipal lease obligations not meeting either of these criteria (restricted municipal lease obligations) will not be considered illiquid for purposes of a Fund’s limitation on illiquid securities, provided the Adviser determines that there is a readily available market for such securities, in accordance with procedures adopted by the Board of Trustees. With respect to restricted municipal lease obligations, the Adviser will consider, pursuant to such procedures, the general credit quality of the restricted municipal lease obligations that are unrated, an analysis of such factors as (1) whether the lease can be cancelled; (2) if applicable, what assurance there is that the assets represented by the lease can be sold; (3) the strength of the leasee’s general credit (e.g., its debt, administrative, economic and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (5) the legal recourse in the event of failure to appropriate; and any other factors unique to municipal lease obligations as determined by the Adviser.

When-Issued and Delayed Delivery Securities

These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date. These assets are marked to market and are maintained until the transaction has been settled.

The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when-issued basis” may increase the volatility of its NAV.

Lending of Portfolio Securities

The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. A Fund could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan.

Temporary Investments

For defensive purposes, a Fund may temporarily invest all or a substantial portion of its assets in high quality fixed income securities and money market instruments, or may temporarily hold cash amounts as the Adviser deems appropriate. Fixed income securities will be deemed to be of high quality if they are rated “A” or better by S&P or the corresponding rating by Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include:

•                                                                                          U.S. Government securities;

•                                                                                          commercial paper;

•                                                                                          certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation;

•                                                                                          short-term obligations of foreign issuers denominated in U.S. dollars and traded in the United States; and

•                                                                                          repurchase agreements.

In addition, for defensive purposes, the Dynamic Dividend Fund may hold certain securities for less than the 61 days and, as a result, shareholders may be unable to take advantage of the reduced federal income tax rates applicable to any qualifying dividends otherwise attributable to such securities.  The Funds treat variable and floating rate demand instruments as maturing on the next date on which the Fund can exercise the demand feature.

Money Market Instruments

A Fund may invest in any type of money market instruments, short-term debt securities or cash for temporary defensive purposes, to pay expenses and/or meet redemption requests. Money market instruments in which the Fund may invest include: U.S. government securities; certificates of deposit (“CDs”), time deposits (“TDs”) and bankers’ acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

CDs are short-term negotiable obligations of commercial banks. TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

Recently enacted legislation will affect virtually every area of banking and financial regulation. The impact of the regulations is not yet fully known and may not be known for some time. In addition, new regulations to be promulgated pursuant to the legislation could adversely affect the Fund’s investments in money market instruments.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency (the “COTC”) and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the COTC and branches licensed by certain states (“State Branches”) may or may not be required to: (1) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the Fund, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund purchases securities from a bank or a securities dealer that agrees to repurchase the securities from a Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, a Fund’s right to dispose of the securities may be restricted, or the value of the securities may decline before a Fund is able to dispose of them. In the event of the bankruptcy or insolvency of the seller, a Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. If the seller defaults, the value of the securities may decline before a Fund is able to dispose of them. If a Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, such Fund may not enjoy protections comparable to those provided to most repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral. The Funds have adopted procedures designed to minimize the risks of loss from repurchase agreements.

A Fund’s custodian or a sub-custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Funds might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund’s portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

Reverse Repurchase Agreements

A Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash and involve risks similar to those discussed under “Borrowing” below. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument’s market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Short Sales

A Fund may effect short sales of securities. A short sale involves the sale of a security that a Fund does not own in anticipation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. When selling short, a Fund must borrow the security sold short and will be obligated to return the security to the lender. This is accomplished by a later purchase of the security by the Fund to close its short position. When a Fund effects a short sale, it must maintain collateral in a segregated account consisting of cash or liquid securities with a value equal to the current market value of the securities sold short less any cash deposited with its broker. A Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund’s net assets.

The use of short sales is considered a speculative investment practice. The limited use of this practice, however, permits the Funds to pursue opportunities to profit from anticipated declines in the prices of particular securities which in the view of the Adviser are overvalued or are likely to be adversely affected by particular trends or events.

A Fund may also effect short sales “against the box” to hedge against a decline in the value of a security owned by the Fund. These transactions are not subject to the 10% limitation described above. If a Fund effects a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and hold those securities while the short sale is outstanding.

Borrowing

A Fund may borrow up to 10% of its total assets for investment purposes (which is a practice known as “leverage”). Leveraging creates an opportunity for increased investment returns, but at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the NAV of a Fund’s shares and in the yield on a Fund’s portfolio. Although the principal amount of such borrowings will be fixed, a Fund’s net assets may change in value during the time the borrowing is outstanding. Since any decline in value of a Fund’s investments will be borne entirely by the Fund’s shareholders, the effect of leverage in a declining market would be a greater decrease in NAV than if such Fund did not use leverage. Leveraging will create interest expenses for a Fund, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s investment return will be greater than if leverage was not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of borrowings, the investment return of the Fund will be less than if leverage was not used. A Fund may also borrow money from banks and enter into reverse repurchase agreements for temporary, extraordinary or emergency purposes, including to make payments to pay redemptions, subject to the overall limitation that total borrowings by that Fund (including borrowing through reverse repurchase agreements) may not exceed 33 1/3% of the value of a Fund’s total assets (measured in each case at the time of borrowing).

Derivatives

Commodity Exchange Act Regulation. The Funds are operated by an investment adviser who has claimed an exclusion, granted to operators of registered investment companies like the Funds, from registration as a “commodity pool operator” (“CPO”) with respect to the Funds under the Commodity Exchange Act (the “CEA”), and, therefore, are not subject to registration or regulation with respect to the Funds under the CEA. As a result, the Funds are limited in their ability to trade instruments subject to the Commodity Futures Trading Commission’s (the “CFTC”) jurisdiction, including commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or other investments (whether directly or indirectly through investments in other investment vehicles).

Under this exclusion, the Funds must satisfy one of the following two trading limitations whenever it enters into a new commodity trading position: (1) the aggregate initial margin and premiums required to establish the Fund’s positions in CFTC-regulated instruments may not exceed 5% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). The Funds would not be required to consider its exposure to such instruments if they were held for “bona fide hedging” purposes, as such term is defined in the rules of the CFTC. In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the markets for CFTC-regulated instruments.

If the Funds’ operators were to lose their ability to claim this exclusion with respect to a Fund, such persons would be required to comply with certain CFTC rules regarding commodity pools that could impose additional regulatory requirements, compliance obligations and expenses for that Fund.

Certain of the Funds may be exposed to commodity interests indirectly in excess of the limits described in the prior paragraph. Such exposure may result from a Fund’s investment in other investment vehicles, including investment companies that are not managed by the Adviser, certain securitized vehicles that may invest in commodity interests and/or non-equity REITs that may invest in commodity interests. These investment vehicles are referred to collectively as “underlying funds.” The Adviser may have limited or no information as to what an underlying fund may be invested in at any given time, because they are not managed by the Adviser and their holdings will likely change over time. To address this lack of transparency, the CFTC staff has issued a no-action letter permitting the adviser of a fund that invests in such underlying funds to register as a CPO or to claim the exclusion from the CPO definition until six months from the date on which the CFTC issues additional guidance on the application of de minimis thresholds in the context of the CFTC exemptive rules. In order to rely on this no-action relief, the adviser must meet certain conditions

(including certain compliance measures), and otherwise be able to rely on a claim of exclusion from the CPO definition. The Adviser intends to file the required notice to claim this no-action relief with respect to International Real Estate Equity Fund and Realty Income & Growth Fund.

Swaps

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase total return. A Fund’s ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks). A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term.

Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the swap contract.

Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Funds’ exposure, the Funds and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

Use of Futures and Options

A Fund may engage in transactions in options and futures contracts and options on futures contracts. These instruments derive their performance, at least in part, from the performance of an underlying asset or index. The discussion below provides additional information regarding the use of options on stock indices and stock index futures.

Futures Contracts and Options on Futures Contracts. A Fund may invest in stock index futures contracts and options on futures contracts that are traded on a domestic exchange or board of trade. The purpose of entering into a futures contract is to protect a Fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if a Fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the Fund could enter into contracts to purchase the stock index (known as taking a “long” position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the Fund’s not participating in a market advance. A Fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a “short” position) as it purchases individual stocks. A Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” In addition, when a Fund enters into a long position in a futures contract or an option on a futures contract, it must maintain an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in a Fund’s commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Options on Securities. A Fund may engage in the writing of covered call options. A Fund may also purchase put options and enter into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by a Fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively.

Generally, a Fund may write (1) in-the-money call options when the Adviser expects the price of the underlying security to remain flat or decline moderately during the option period, (2) at-the-money call options when the Adviser expects the price of the underlying security to remain flat or advance moderately during the option period and (3) out-of-the-money call options when the Adviser expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Writing out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker/dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (“OCC”) or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market.

A Fund may realize a profit or loss upon entering into a closing transaction. In cases in which a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a Fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist or may cease to exist. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the OCC and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by a Fund that are deemed covered by virtue of the Fund’s holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which a Fund must make delivery in accordance with an exercise notice. In these instances, a Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, a Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

A Fund is authorized to purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, a Fund acquires a right to sell the underlying securities or instruments at the exercise price, thus limiting the Fund’s risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Fund’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A Fund also may purchase uncovered put options.

A Fund may also purchase call options, including covered call options, on any of the types of securities or instruments in which it may invest. A purchased call option gives a Fund the right to buy the underlying security, or its equivalent covered by the option, from the writer of the option at the exercise price at any time during the option period.

Although the Adviser will attempt to take appropriate measures to minimize the risks relating to the Fund’s writing of call options and purchasing of put and call options, there can be no assurance that a Fund will succeed in its option-writing program.

Stock Index Options. A Fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objectives or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange (“NYSE”) Composite Index or the Canadian Market Portfolio Index, or a narrower market or industry index such as the S&P 100 Index, the NYSE Arca Oil Index or the NYSE Arca Computer Technology Index.

Options on stock indexes are generally similar to options on stock except for the delivery requirements. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (1) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (2) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Adviser’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Cybersecurity Risk

With the increased use of technologies such as mobile devices and Web-based or “cloud” applications, and the dependence on the Internet and computer systems to conduct business, the Funds are susceptible to operational, information security and related risks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause a Fund to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service a Fund’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on a Fund’s websites (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cybersecurity incidents affecting the Funds’ Adviser, other service providers to the fund or its shareholders (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses to both a Fund and shareholders, interference with a Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business and a Fund to process transactions (including fulfillment of Fund share purchases and redemptions), violations of applicable privacy and other laws (including the release of private shareholder information) and attendant breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and other service providers ) and other parties. In addition, substantial costs may be incurred in order to safeguard against and reduce the risk of any cybersecurity incidents in the future. In addition to administrative, technological and procedural safeguards, the Adviser has established business continuity plans in the event of such cybersecurity incidents. However, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. Furthermore, a Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect a Fund or its shareholders. A Fund and its shareholders could be negatively impacted as a result.

Redemption Risk

A Fund may experience periods of heavy redemptions that could cause a Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. Further, if one decision maker has control of Fund shares owned by separate Fund shareholders, including clients or affiliates of a Fund’s Adviser, redemptions by these shareholders may further increase a Fund’s redemption risk. If a Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.

Portfolio Turnover

The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less.  Portfolio turnover may involve the payment by a Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities.  The greater the portfolio turnover, the greater the transaction costs to a Fund, which could have an adverse effect on the Fund’s total rate of return.  In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

While the Funds have not commenced operations as of October 31, 2017, the table below shows the portfolio turnover rates of the Alpine Predecessor Funds for the fiscal years ended October 31, 2017 and 2016.

Fund	2017	2016
Global Infrastructure Fund	77%	58%
Realty Income & Growth Fund	7%	15%
International Real Estate Equity Fund	60%	33%
Dynamic Dividend Fund	82%	88%
Income Builder Fund	69%	93%
High Yield Managed Duration Municipal Fund	151%	132%
Ultra Short Municipal Income Fund	214%	143%

INVESTMENT RESTRICTIONS

Except as noted, the investment restrictions set forth below are fundamental and may not be changed with respect to a Fund without the affirmative vote of a “majority of the outstanding voting securities” of that Fund. Where an asterisk (*) appears, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Trustees without shareholder approval.

As used in this SAI and in the Prospectus, “a majority of the outstanding voting securities of a Fund” means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of a Fund or (2) 67% of the shares of a Fund present if more than 50% of the shares are present at a meeting in person or by proxy.

Except as otherwise stated in this SAI or in the Prospectus, if a percentage limitation set forth in an investment policy or restriction of a Fund is adhered to at the time of investment or at the time a Fund engages in a transaction, a subsequent increase or decrease in percentage resulting from a change in value of an investment or position, or a change in the net or total assets of a Fund, will not result in a violation of such restriction.

For purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

For the purposes of determining compliance with the Funds’ policies on concentrating in any one industry, each Fund will endeavor to consider the concentration policy of underlying investment companies when determining a Fund’s compliance with its concentration policy.

1. Diversification

With respect to 75% of its total assets, each Fund (except the Realty Income & Growth Fund) may not purchase a security, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of that Fund’s total assets would be invested in the securities of any one issuer, or that Fund would own more than 10% of the voting securities of any one issuer.

The Realty Income & Growth Fund may not invest more than 5% of its total assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities, except that up to 50% of its total assets may be invested without regard to such 5% limitation.

The SEC has taken the position that, for purposes of the restrictions applicable to a fund’s diversification, investments in securities of other investment companies, including in exchange-traded funds, are considered investments in the portfolio securities of such investment companies.

2. Investment for Purposes of Control or Management

The International Real Estate Equity Fund may not invest in companies for the purpose of exercising control or management.

3. Purchase of Securities on Margin

The International Real Estate Equity Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

4. Underwriting

Each Fund (except the Realty Income & Growth Fund, the Ultra Short Municipal Income Fund and the High Yield Managed Duration Municipal Fund) will not underwrite any issue of securities except as it may be deemed an underwriter under the 1933 Act in connection with the sale of securities in accordance with its investment objectives, policies and limitations.

The Realty Income & Growth Fund may not engage in the business of underwriting securities of other issuers.

The High Yield Managed Duration Municipal Fund and the Ultra Short Municipal Income Fund may not underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities, the Fund may be deemed to be an underwriter under the 1933 Act;

5. Interests in Oil, Gas or Other Mineral Exploration or Development Programs

Each Fund (except the High Yield Managed Duration Municipal Fund and the Ultra Short Municipal Income Fund) may not purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

The Ultra Short Municipal Income Fund may not invest in oil, gas or other mineral leases, rights, royalty contracts, or exploration or development programs.*

6. Concentration in Any One Industry

Each of the International Real Estate Equity Fund and the Realty Income & Growth Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each of these Funds will concentrate its investments in the securities of companies engaged principally in the real estate industry and may invest all of its assets in such securities; however, each of these Funds may temporarily invest less than 25% of its assets in such securities during periods of adverse economic conditions in the real estate industry.

The Global Infrastructure Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will concentrate its investments in infrastructure-related issuers..

Each of the Dynamic Dividend Fund and the Income Builder Fund may not invest more than 25% of its total assets in the securities in any single industry, provided that there shall be no limitation on the purchase of U.S. Government securities.

Each of the High Yield Managed Duration Municipal Fund and the Ultra Short Municipal Income Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry; and further provided that, notwithstanding any other fundamental investment policy or limitation, a Fund may invest all of its investable assets in a single open-end management investment company that has the same investment objective and substantially the same investment policies as the Fund.

7. Short Sales

Each Fund (except the Ultra Short Municipal Income Fund and the High Yield Managed Duration Municipal Fund)  may effect short sales of securities subject to the limitation that a Fund may not sell a security short if, as a result of such sale, the current value of securities sold short by the Fund would exceed 10% of the Fund’s net assets; provided, however, if the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (i.e., short sales “against the box”), this limitation is not applicable.

The High Yield Managed Duration Municipal Fund and the Ultra Short Municipal Income Fund may not make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions.

8. Lending of Funds and Securities

Each Fund (except the Ultra Short Municipal Income Fund and the High Yield Managed Duration Municipal Fund) may not make loans of money or securities, except to the extent that a Fund may lend money through the purchase of permitted investments, including repurchase agreements.

Each Fund (except the Ultra Short Municipal Income Fund and the High Yield Managed Duration Municipal Fund) may not lend their portfolio securities, unless the borrower is a broker-dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market-value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund’s net assets.

The High Yield Managed Duration Municipal Fund and the Ultra Short Municipal Income Fund may not make loans of money or securities, except through the purchase of permitted investments, including repurchase agreements.

9. Commodities

Each Fund (except the Ultra Short Municipal Income Fund and the High Yield Managed Duration Municipal Fund) may not purchase, sell or invest in commodities, provided that this restriction shall not prohibit a Fund from purchasing and selling securities or other instruments backed by commodities or financial futures contracts and related options, including but not limited to, currency futures contracts and stock index futures.

The Ultra Short Municipal Income Fund may not purchase or sell commodities or commodity contracts.

The High Yield Managed Duration Municipal Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Because most swaps are now considered interests under the Commodity Exchange Act and its rules, the Funds’ fundamental investment restriction related to investing in commodity interests is being interpreted to permit a Fund to engage in transactions in swaps and options on swaps related to financial instruments, such as securities indexes, currencies and other financial instruments, but not to engage in transactions in swaps related to physical commodities, such as oil or metals.

10. Real Estate

The Realty Income & Growth Fund, the Dynamic Dividend Fund, and the Income Builder Fund may not purchase, sell or invest in real estate, but may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of a Fund’s ownership of such securities.

The International Real Estate Equity Fund and the Global Infrastructure Fund may not purchase or invest in real estate or interests in real estate (although each may purchase securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein).

The High Yield Managed Duration Municipal Fund may purchase or sell real estate to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The Ultra Short Municipal Income Fund may not purchase or sell real estate or interests in real estate (including limited partnership interests), except that the Fund, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and may purchase and sell securities secured by real estate or interests therein.

11. Borrowing, Senior Securities, Reverse Repurchase Agreements

Each Fund (except for the High Yield Managed Duration Municipal Fund and the Ultra Short Municipal Income Fund) may not issue senior securities as defined by the 1940 Act, except that a Fund may borrow money from banks and enter into reverse repurchase agreements (i) in the aggregate amount of up to 10% of its total assets to increase its holdings of portfolio securities and (ii) for temporary extraordinary or emergency purposes, subject to the overall limitation that total borrowings by that Fund (including borrowing through reverse repurchase agreements) may not exceed 33 1/3% of the value of a Fund’s total assets (measured in each case at the time of borrowing).

The High Yield Managed Duration Municipal Fund and the Ultra Short Municipal Income Fund may not issue senior securities as defined by the 1940 Act, or borrow money, except that the Funds may borrow from banks for temporary, extraordinary or emergency purposes (but not for investment for Ultra Short Municipal Income Fund) in an amount up to one-third of the value of their respective total assets (calculated at the time of the borrowing).  The High Yield Managed Duration Municipal Fund and the Ultra Short Municipal Income Fund may not make additional investments while it has any borrowings outstanding. This restriction shall not be deemed to prohibit a Fund from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements.

12. Joint Trading

The International Real Estate Equity Fund may not participate on a joint or joint and several basis in any trading account in any securities. (The “bunching” of orders for the purchase or sale of portfolio securities with the Adviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

13. Pledging Assets

Each Fund (except the High Yield Managed Duration Municipal Fund and the Ultra Short Municipal Income Fund) may not pledge, mortgage, hypothecate or otherwise encumber their assets, except to secure permitted borrowings and to implement collateral and similar arrangements incident to permitted investment practices.

The High Yield Managed Duration Municipal Fund and the Ultra Short Municipal Income Fund may not pledge, hypothecate, mortgage or otherwise encumber the Fund’s assets, except as may be necessary to secure permitted borrowings. (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)

14. Investment Objective

The investment objective(s) for each Fund (except for the Income Builder Fund, the High Yield Managed Duration Municipal Fund and the Ultra Short Municipal Income Fund) is/are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of that Fund.

The investment objective for the Income Builder Fund, the High Yield Managed Duration Municipal Fund and the Ultra Short Municipal Income Fund may be changed by the Board upon 60 days’ prior notice to the shareholders.

15. 80% Investment Policy

The 80% investment policy for each of the High Yield Managed Duration Municipal Fund and Ultra Short Municipal Income Fund is fundamental and may not be changed without a shareholder vote.

The 80% investment policy of each of the International Real Estate Equity Fund, Realty Income & Growth Fund, Global Infrastructure Fund, Dynamic Dividend Fund and Income Builder Fund may be changed by the Board upon 60 days’ prior notice to shareholders.*

Internal Revenue Code Restrictions

In addition to the investment restrictions above, each Fund must be diversified according to Code requirements.  Specifically, at each tax quarter end, each Fund’s holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund’s total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s assets is invested in the securities (other than those of the U.S. Government or other U.S. regulated investment companies) of any one issuer or of two or more issuers of which the Fund holds 20% or more of the voting stock and which are engaged in the same, similar, or related trades or businesses or the securities of one or more qualified publicly traded partnerships (defined as a partnership whose interests are traded on an established securities market or are readily tradable on a secondary market, unless 90% or more of such partnership’s gross income is derived from its business of investing in stock, securities or currencies).

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust has adopted a policy on selective disclosure of portfolio holdings in accordance with regulations that seek to ensure that disclosure of information about portfolio securities is in the best interest of Fund shareholders and to address the conflicts between the interests of Fund shareholders and its service providers.  The policy provides that divulging non-public portfolio holdings information to selected parties is permissible only when a

Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information.  In addition, the disclosure of a Fund’s portfolio securities is permitted only where it is consistent with the anti-fraud provisions of the federal securities laws and the Trust’s or the Adviser’s or the subadviser’s fiduciary duties.  The Trust, the Adviser, subadviser or any agent, or any employee thereof (a “Fund Representative”) may not disclose a Fund’s portfolio holdings information to any person other than in accordance with the policy.  For purposes of the policy, “portfolio holdings information” means a Fund’s actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions.  Neither a Fund nor a Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information.  A Fund Representative may provide portfolio holdings information to third parties if such information has been included in the Fund’s public filings with the SEC or is disclosed on the Funds’ publicly accessible website.  The parties receiving such information may include ratings agencies, individual or institutional investors, or intermediaries that sell shares of a Fund.

Each Fund posts onto the Trust’s internet site its securities holdings and its top ten portfolio holdings as of the end of each month.  Such portfolio holdings are available no earlier than 7 business days after the end of the previous month for equity funds and no earlier than 15 business days after the end of the previous month for fixed income funds.  The Funds also disclose their complete portfolio holdings information to the SEC using Form N-Q within 60 days of the ends of the first and third quarters of the Funds’ fiscal year and on Form N-CSR after the ends of the second and fourth quarters of the Funds’ fiscal year.  Form N-Q is not required to be mailed to shareholders, but is made public through the SEC’s electronic filings.  Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

If a Fund Representative seeks to disclose portfolio holdings information that is not publicly available to specific recipients pursuant to circumstances not specifically addressed by the policy, the Fund Representative must obtain approval from the Trust’s Chief Compliance Officer prior to such disclosure.  Exceptions to the portfolio holdings release policy described above can only be authorized by the Trust’s Chief Compliance Officer and will be made only when:

•                           A Fund has a legitimate business purpose and it is in the best interest of the fund to release portfolio holdings information in advance of release to all shareholders or the general public; and

•                           The recipient of the information provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the information will be prohibited from trading based on the information.

In connection with providing services to the Funds, the Funds’ service providers may receive portfolio holdings information in advance of general release on an as needed basis.  The service providers that may receive portfolio holdings information include the Adviser and administrator (Aberdeen Asset Management Inc.); subadviser (Aberdeen Asset Managers Limited); independent registered public accounting firm (KPMG); custodian, fund accountant, sub-administrator (State Street Bank and Trust Company); transfer agent (DST); securities lending agent to the Funds and provider of certain middle- and back-office services to the Adviser and sub-advisers (BNP Paribas Security Services); legal counsel (Willkie Farr & Gallagher LLP); legal counsel to the independent Trustees (Drinker Biddle & Reath LLP); financial printers (Merrill and RR Donnelley). The service providers are subject to express or implied duties to keep all portfolio holdings information that is not publicly available confidential and not to trade on such information. In addition, non-public portfolio holdings information may be provided to mutual fund rating or ranking services or portfolio analytics services prior to such information becoming publicly available so long as (i) such disclosure is subject to confidentiality agreement and trading restrictions or (ii) the entity to which portfolio holdings information will be provided (a) has adopted policies and/or procedures that seek to ensure that such information will remain confidential and restrict the entity and its employees from trading on the information and (b) prior to disclosure, the Trust’s Chief Compliance Officer receives in writing a copy of such policies and/or procedures and determines they are acceptable.

The Trust’s Chief Compliance Officer conducts periodic reviews of compliance with the policy and provides annually a report to the Board of Trustees regarding the operation of the policy, exceptions and waivers granted under the policy and any material changes recommended as a result of such review.  Additionally, the Trust’s Chief Compliance Officer will provide quarterly reports to the Board of Trustees listing persons or entities with whom the Trust or the Adviser has entered into Confidentiality Agreements with respect to Trust business during the quarter.  The policy also provides that in the event of a violation of the policy, the Board will receive a report at its next quarterly meeting about any disclosures that were made concerning the Trust’s portfolio holdings which will describe to whom and under what circumstances such disclosure was made.

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST (“INDEPENDENT TRUSTEES”)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD, LENGTH OF TIME SERVED AND TERM OF OFFICE*	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE**	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS***
P. Gerald Malone**** Year of Birth: 1950	Trustee since December 2007 Chairman of the Board

Mr. Malone is, by profession, a solicitor of some 40 years standing. He has served as a Minister of State in the United Kingdom Government. Mr. Malone currently serves as Independent Chairman of two UK companies, Crescent OTC Ltd (pharmaceutical services) and fluidOil Ltd. (oil services). He also serves as a director of Aberdeen Asia-Pacific Income Investment Company Limited (Canadian investment fund) since 2001. He is Chairman of the Board of Trustees of Aberdeen Funds and Chairman of the Board of Directors of Aberdeen Global Income Fund, Inc., Aberdeen Asia-Pacific Income Fund, Inc. and Aberdeen Income Credit Strategies Fund. He previously served as chairman of Ultrasis plc (healthcare software services company) until October 2014 and director of US company Rejuvenan llc (wellbeing services) until September 2017.

			29	None.

Richard H. McCoy**** Year of Birth: 1942	Trustee since December 2007	Prior to retiring in 2003, Mr. McCoy was Vice-Chair, Investment Banking, at TD Securities Inc. He is currently a Director of Uranium Participation Corp. and Pizza Pizza Royalty Corp. and Chair of Chorus Aviation Inc. Mr. McCoy has also been Chairman of Aberdeen Asia-Pacific Income Investment Company Limited since 2010.	25	None.

Neville J. Miles**** Year of Birth: 1946	Trustee since December 2011	Mr. Miles is, and has been for over ten years, Chair of Ballyshaw Pty. Ltd. (share trading, real estate development and investment). He is Chairman of the Board of Directors of Aberdeen Australia Equity Fund, Inc. He also is a non-executive director of a number of Australian and overseas companies.	28	None.

Rahn K. Porter****	Trustee since	Mr. Porter has been the Chief Financial	27	Director,

Year of Birth: 1954	September 2016

Officer of The Colorado Health Foundation since 2013. Previously, he was the Interim Chief Executive Officer of the Colorado Health Foundation from 2014 to 2015 and was Senior Vice President and Treasurer, Qwest Communications International Inc. (telecommunications) from 2008 to 2011.

				CenturyLink Investment Management Company, since 2006; Director, BlackRidge Financial Inc., since March, 2005.

Steven N. Rappaport**** Year of Birth: 1948	Trustee since September 2016	Mr. Rappaport has been a Partner of Lehigh Court, LLC (private investment firm) and RZ Capital LLC (private investment firm) since 2004.	30

Director of iCAD, Inc., since 2006; Director of Credit
Suisse Funds (9) since 1999; Director of Credit Suisse Asset
Management Income Fund,
Inc. since 2005 and Director of Credit Suisse High Yield Bond Fund, Inc. since 2005.

Peter D. Sacks**** Year of Birth: 1945	Trustee since December 2007	Mr. Sacks was a Director and Founding Partner of Toron AMI International Asset Management (investment management) from 1988 to 2015. He is currently a Director of Aberdeen Asia-Pacific Income Fund Inc., Aberdeen Global Income Fund Inc., Aberdeen Australia Equity Fund Inc. and Tricon Capital Group Inc.	28	None.

John T. Sheehy**** Year of Birth: 1942	Trustee since December 2007	Mr. Sheehy has been a Senior Managing Director of B.V. Murray and Company (investment banking) since 2001 and Director of Macquarie AIR-serv Holding, Inc. (automotive services) from 2006 to 2013. He was a Managing Member of Pristina Capital Partners, LLC (water purification technology development) from 2007 to 2011, a Director of Smarte Carte, Inc. (airport services) from 2007 until 2010, and Managing Member of The Value Group LLC from 1997 to 2009. He has been a Director of Aberdeen Asia-Pacific Income Investment Company Limited (Canadian investment fund) since 1986.	28	None.

Warren C. Smith**** Year of Birth: 1955	Trustee since December 2007	Mr. Smith has been a founding partner of MRB Partners Inc. (independent investment research and consultancy firm) since 2010. He has been a Director of Aberdeen Asia-Pacific Income	25	None.

Investment Company Limited (Canadian investment fund) since 1993. Mr. Smith was a Managing Editor with The Bank Credit Analyst Research Group (independent publishers of financial market research and publications, including The Bank Credit Analyst) from 1982 to 2009.

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST (“INTERESTED TRUSTEES”)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD, LENGTH OF TIME SERVED AND TERM OF OFFICE*	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE**	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS***
Martin Gilbert****† Year of Birth: 1955	Trustee since December 2007

Mr. Gilbert is Chief Executive of Standard Life Aberdeen plc. Mr. Gilbert, along with Keith Skeoch, became Co-Chief Executive of Standard Life Aberdeen plc, the leading global investment company formed as a result of the merger between Aberdeen Asset Management PLC and Standard Life plc in August 2017. Both have responsibility for overseeing £670 billion of assets under administration. Martin was a co-founder and the Chief Executive of Aberdeen Asset Management, which was established as a dedicated asset manager in 1983. He was a Director (1991 - 2014) of Aberdeen Asset Management Asia Limited and a Director (2000 - 2014) of Aberdeen Asset Management Limited. He was a Director (1995 - 2014) and was President (September 2006 - 2014) of Aberdeen Asset Management Inc. Mr. Gilbert also serves as officer and/or director of various Aberdeen Group subsidiary companies, Aberdeen-managed investment trusts and funds’ boards.

			29	None.

*                               Each Trustee holds office for an indefinite term until his successor is elected and qualified.

**                        The Aberdeen Fund Complex consists of the Trust which currently consists of 25 portfolios, Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Chile Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc., Aberdeen Latin America Equity Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Singapore Fund, Inc., The Asia Tigers Fund, Inc., The India Fund, Inc., Aberdeen Greater China Fund, Inc., Aberdeen Japan Equity Fund, Inc., Aberdeen Income Credit Strategies Fund and Aberdeen Investment Funds, which currently consists of 4 portfolios.

***                 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

****          Each Trustee may be contacted by writing to the Trustee c/o Aberdeen Asset Management Inc., 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103, Attn: Alan Goodson.

†                                Mr. Gilbert is considered to be an “interested person” of the Trust as defined in the 1940 Act because of his affiliation with the Adviser.

OFFICERS OF THE TRUST

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD, LENGTH OF TIME SERVED AND TERM OF OFFICE*	PRINCIPAL OCCUPATION DURING PAST 5 YEARS
Bev Hendry** Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103 Year of Birth: 1953	President, Chief Executive Officer and Principal Executive Officer (Since September 2014)

Currently, Chief Executive of Americas for Aberdeen Asset Management Inc. He is a member of the Aberdeen Standard Management Executive Committee. He is also an active member of the Aberdeen Charitable Foundation Board which aims to provide a positive economic and social benefit in the communities in which Aberdeen employees live and work. Bev has thirty years of experience in the asset management industry having joined Aberdeen at its headquarters in Scotland in 1987 where he set up Aberdeen’s mutual fund business. Bev moved to the United States in 1995 to establish Aberdeen’s business in the Americas based out of Fort Lauderdale where the firm’s initial focus was Latin America. Following a series of acquisitions Aberdeen relocated its US headquarters to Philadelphia where Bev is now based and he is also responsible for Aberdeen Standard’s operations in New York, Stamford, Boston, Miami, Toronto and Sao Paulo.
Bev graduated with an MA in Economics from the University of Aberdeen. He is a member of the Institute of Chartered Accountants of Scotland (ICAS) and began his career with Deloitte.

Jeffrey Cotton** Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103 Year of Birth: 1977	Vice President and Chief Compliance Officer (Since March 2011)

Currently, Director, Vice President, Head of International Compliance and Head of Compliance — Americas for Aberdeen Asset Management Inc. Mr. Cotton joined Aberdeen in 2010 as Head of Compliance - Americas, with responsibility for the Advisor, Funds, and Broker-Dealer Compliance Programs. Prior to joining Aberdeen, Mr. Cotton was a Senior Compliance Officer at Old Mutual Asset Management supporting its affiliated investment advisers and mutual fund platform. Mr. Cotton was also a Vice President and Senior Compliance Manager at Bank of America/Columbia Management (2006-2009).

Joseph Andolina** Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103 Year of Birth: 1978	Vice President — Compliance (Since March 2017)

Currently, Vice President, Deputy Head of Compliance — Americas & U.S. Counsel for Aberdeen Asset Management Inc. In this capacity, Mr. Andolina takes a lead role in the management and implementation of the U.S. Compliance Program and supports the group globally on SEC-related matters. Prior to joining the Compliance Department, he was a member of Aberdeen’s Legal Department, where he served as U.S. Counsel and worked primarily on matters relating to Aberdeen’s registered funds. Before joining Aberdeen in 2012, Mr. Andolina was an associate at Drinker Biddle & Reath LLP in Philadelphia where he worked in the firm’s Investment Management Group.

Andrea Melia** Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103 Year of Birth: 1969	Treasurer, Chief Financial Officer, and Principal Accounting Officer (Since September 2009)

Currently, Vice President and Head of Fund Administration for Aberdeen Asset Management Inc. (since 2009) and is responsible for the accounting and administration oversight for the US open-end funds, closed-end funds and private placement vehicles. Prior to joining Aberdeen, Ms. Melia was Director of Fund Administration and accounting oversight for Princeton Administrators LLC, a division of BlackRock Inc. Ms. Melia’s service with Princeton Administrators LLC began in 1992, where she held various accounting positions.

Megan Kennedy** Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103 Year of Birth: 1974	Secretary and Vice President (Since September 2009)

Currently, Head of Product Management for Aberdeen Asset Management Inc., overseeing Product Management for Aberdeen’s registered investment companies in the US and Canada.  Ms. Kennedy joined Aberdeen Asset Management Inc. in 2005 as a Senior Fund Administrator.  Ms. Kennedy was promoted to Assistant Treasurer Collective Funds/North American Mutual Funds in February 2008 and promoted to Treasurer Collective Funds/North American Mutual Funds in July 2008.

Lucia Sitar** Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103 Year of Birth: 1971	Vice President (Since December 2008)	Currently, Vice President and Managing U.S. Counsel for Aberdeen Asset Management Inc. Ms. Sitar joined Aberdeen Asset Management Inc. in July 2007.

Brad Crombie Aberdeen Asset Management Bow Bells House 1 Bread Street London EC4M 9HH Year of Birth: 1970	Vice President (Since June 2013)

Currently, Global Head of Fixed Income for Aberdeen Asset Management PLC. Mr. Crombie joined Aberdeen in 2012. Prior to joining Aberdeen, Mr. Crombie was a Managing Director at Bank of America Merrill Lynch for the bank’s non-financial corporate and high yield credit research team for the Europe, Middle East and Africa region from 2003 to 2012.

Alan Goodson** Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103 Year of Birth: 1974	Vice President (Since March 2009)

Currently, Director, Vice President and Head of Product — Americas for Aberdeen Asset Management Inc., overseeing Product Management and Product Development for Aberdeen’s registered and unregistered investment companies in the U.S. and Canada. Mr. Goodson is Director and Vice President of Aberdeen Asset Management Inc. and joined Aberdeen in 2000.

Adam McCabe** Aberdeen Asset Management Asia Limited 21 Church Street #01-01 Capital Square Two Singapore 049480 Year of Birth: 1979	Vice President (Since March 2010)

Currently, Head of Asian Fixed Income. Mr. McCabe joined Aberdeen in 2009 following the acquisition of certain asset management businesses from Credit Suisse. Mr. McCabe worked for Credit Suisse since 2001, where he was an investment manager responsible for the development and implementation of its Asian currency and interest rate strategies.

Jennifer Nichols** Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103 Year of Birth: 1978	Vice President (Since December 2007)	Currently, Head of Legal — Americas for Aberdeen Asset Management Inc. Director and Vice President for Aberdeen Asset Management Inc. (since October 2006).

Hugh Young** Aberdeen Asset Management Asia Limited 21 Church Street #01-01 Capital Square	Vice President (Since June 2011)

Currently, Managing Director of Aberdeen Standard Investments, Asia. He was formerly a board director and Head of Investments for Aberdeen Asset Management. Hugh joined Aberdeen in 1985 to manage Asian equities from London, having started his investment career in 1980. He founded Singapore-based Aberdeen Asia in 1992. Hugh is a director of a number of group subsidiary companies and group-managed investment trusts and funds. Hugh graduated with a

Two Singapore 049480 Year of Birth: 1958		BA (Hons) in Politics from Exeter University.

Brian O’Neill** Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103 Year of Birth: 1968	Assistant Treasurer (Since September 2008)

Currently, Senior Fund Administration Manager — U.S. for Aberdeen Asset Management Inc. Mr. O’Neill joined Aberdeen Asset Management Inc. in 2008. Prior to joining Aberdeen Asset Management Inc., Mr. O’Neill was a Director of Fund Accounting with Nationwide Funds Group (2002-2008).

Eric Olsen** Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103 Year of Birth: 1970	Assistant Treasurer (Since December 2013)

Currently, Deputy Head of Fund Administration — U.S. for Aberdeen Asset Management Inc. Mr. Olsen joined Aberdeen Asset Management Inc. in August 2013. Prior to joining Aberdeen Asset Management Inc., Mr. Olsen was a Director of Financial Reporting for BNY Mellon Asset Servicing and had worked with BNY Mellon since 1998.

Andrew Kim** Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103 Year of Birth: 1983	Assistant Secretary (Since March 2017)	Currently, Product Manager for Aberdeen Asset Management Inc. He joined Aberdeen in August 2013. Prior to Aberdeen, he worked at Weil, Gotshal & Manges LLP as a litigation paralegal.

Stephen Varga** Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103 Year of Birth: 1985	Assistant Secretary (Since March 2017)

Currently, Product Manager for Aberdeen Asset Management Inc. Mr. Varga joined Aberdeen in 2011, where he worked for the U.S. Operations Team. He joined the Product Management team in June of 2013. Previously, he worked at SEI Investments as a Senior Fund Accountant.

*                 Each officer holds office for an indefinite term at the pleasure of the Board of Trustees and until his or her successor is elected and qualified.

**          Mr. Hendry, Ms. Melia, Ms. Kennedy, Mr. Goodson, Ms. Nichols, Mr. Cotton, Mr. McCabe, Mr. Young, Ms. Sitar, Mr. Andolina, Mr. Olsen, Mr. O’Neill, Mr. Kim and Mr. Varga hold officer position(s) in one or more of the following: Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Chile Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc., Aberdeen Latin America Equity Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Singapore Fund, Inc., The Asia Tigers Fund, Inc., The India Fund, Inc., Aberdeen Greater China Fund, Inc., Aberdeen Japan Equity Fund, Inc., Aberdeen Income Credit Strategies Fund and Aberdeen Investment Funds (consisting of 4 portfolios), each of which may also be deemed to be a part of the same “Fund Complex” as the Trust.

Responsibilities of the Board of Trustees

The business and affairs of the Trust are managed under the direction of its Board of Trustees subject to the laws of the State of Delaware and the Trust’s Amended and Restated Agreement and Declaration of Trust.  The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

Additional Information about the Board of Trustees

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustee possesses the requisite experience, qualifications, attributes and skills to serve on the Board.  The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Adviser, Subadviser, other service providers, counsel and independent auditor; and to exercise effective business judgment in the performance of their duties, support this conclusion.  The Board has also considered the contributions that each Trustee can make to the Board and the Funds.  A Trustee’s ability to perform his duties effectively may have been attained through the Trustee’s executive, business, consulting, and/or legal positions; experience from service as a Trustee of the Trust and other funds/portfolios in the Aberdeen fund complex, other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training or practice; and/or other life experiences.  In this regard, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee in addition to the information set forth in the table above: Mr. Gilbert, investment management experience as Chief Executive Officer and director roles within the Aberdeen complex, board experience with other public companies and investment trusts;  Mr. Malone, legal background and public service leadership experience, board experience with other public and private companies, and executive and business consulting experience; Mr. McCoy, executive experience at investment banking and securities firms, as well as board experience with other public and private companies; Mr. Miles, financial services, investment management and executive experience and board experience with various Australian public and private companies; Mr. Porter, financial, accounting and executive experience with other companies and board experience with investment management and fund companies; Mr. Rappaport, financial services, investment management and executive experience with private investment firms and board experience with other public and private companies, including fund companies; Mr. Sacks, accounting background (chartered accountant in Canada and South Africa), treasury experience in banking organizations, investment management and executive experience; Mr. Sheehy, executive experience at venture capital and investment banking firms, as well as board experience at several public and private companies; and Mr. Smith, experience as managing editor and director of a financial publications firm.

The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness.  In its periodic self-assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board and Committee Structure

The Board of Trustees is composed of eight Independent Trustees and one Interested Trustee, Martin J. Gilbert.  The Board has appointed Mr. Malone, an Independent Trustee, as Chairman. The Chairman presides at meetings of the Trustees, participates in the preparation of the agenda for meetings of the Board, and acts as a liaison between the Independent Trustees and the Trust’s management between Board meetings. Except for any duties specified herein, the designation of the Chairman does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

The Board holds regular quarterly meetings each year to consider and address matters involving the Trust and its Funds.  The Board also may hold special meetings to address matters arising between regular meetings.  The Independent Trustees also meet outside the presence of management in executive session at least quarterly and have engaged separate, independent legal counsel to assist them in performing their oversight responsibilities.

The Board has established a committee structure that includes an Audit Committee, Nominating and Corporate Governance Committee, and Valuation Committee (each discussed in more detail below) to assist the Board in the oversight and direction of the business affairs of the Funds, and from time to time may establish informal ad hoc committees or working groups to review and address the practices of the Funds with respect to specific matters.  The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Funds’ activities and associated risks.  The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations.  The Nominating and Corporate Governance Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure.  Each Committee is comprised entirely of Independent Trustees.  The Board reviews its structure regularly and believes that its leadership structure, including having a super-majority of Independent Trustees, coupled with an Independent Trustee as Chairman, is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.

The Audit Committee is comprised of Messrs. Porter, Rappaport, Sacks and Smith.  Mr. Porter serves as Chair of the Audit Committee as well as the Audit Committee Financial Expert.  The purposes of the Audit Committee are to: (a) annually select, retain or terminate the Trust’s independent auditor and, in connection therewith, to evaluate the terms of the engagement and the qualifications and independence of the independent auditor; (b) review in advance, and consider approval of, any and all proposals by management or the Adviser that the Trust, Adviser or their affiliated persons, employ the independent auditor to render permissible non-audit services to the Trust and to consider whether such services are consistent with the independent auditor’s independence; (c) meet annually with the Trust’s independent auditor as necessary to consider, among other things, (i) the Trust’s annual audited financial statements and semi-annual financial statements, (ii) any matters of concern relating to the Trust’s financial statements; (iii) the performance of the independent auditor; and (iv) the independent auditor’s comments regarding the Trust’s financial policies, procedures and internal accounting controls and management’s responses thereto; (d) review and discuss policies with respect to risk assessment and risk management; (e) review annually with management and the independent auditor their separate evaluations of the adequacy and effectiveness of the Trust’s system of internal controls; (f) develop, establish and periodically review procedures for the receipt, retention and treatment of complaints received by the Trust from any source regarding accounting, internal accounting controls, or auditing matters; (g) review and resolve any disagreements between management and the independent auditor regarding financial reporting; and (h)  investigate improprieties or suspected improprieties in Trust operations and other matters within the scope of its duties, as they are presented to the Committee or brought to the attention of the Committee.  The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditor’s responsibility to plan and carry out a proper audit.  The independent auditor is ultimately accountable to the Board and the Audit Committee, as representatives of the Trust’s shareholders.  Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act.  The Audit Committee met 3 times during the fiscal year ended October 31, 2017.

The Nominating and Corporate Governance Committee (“Nominating Committee”) is comprised of Messrs. Malone, McCoy and Sheehy.  Mr. Malone serves as Chair of the Nominating Committee.  The Nominating Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (3) implementing an annual evaluation of the performance of the Board and its committees; (4) periodic review of the compensation paid to the Board; and (5) periodic review of Board governance procedures (including the Board’s effectiveness, Trustee retirement, Trustee investment in the Funds, the role of the independent trustees and committees and the relationship between the Board and management). The Nominating Committee reports to the full Board with recommendations of any appropriate changes to the Board.

The Nominating Committee will consider nominees recommended by shareholders.  When considering whether to add additional or substitute Trustees to the Board of Trustees of the

Trust, the Trustees take into account any proposals for candidates that are properly submitted to the Trust’s Secretary.  Shareholders wishing to present one or more candidates for Trustee for consideration may do so by submitting a signed written request to the Trust’s Secretary at attn: Secretary, Aberdeen Funds, 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103, which includes the following information: (i) name and address of shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connection with the election of Trustees; (v) the name and background information of the proposed candidates and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.  The Nominating Committee met 2 times during the fiscal year ended October 31, 2017.

The Valuation Committee is comprised of Messrs. Porter, Sheehy and Miles.  Mr. Sheehy serves as Chair of the Valuation Committee.  The purpose of the Valuation Committee is to oversee the implementation and operation of the Trust’s Valuation and Liquidity Procedures.  The Valuation Committee has the following powers and responsibilities, among others, to: (a) review periodically the actions taken by the Adviser’s pricing committee including its determination regarding the fair value of securities for which market quotations are not readily available, not readily determinable or unreliable and the methodology for fair valuing portfolio securities; (b) recommend pricing services to the Board and periodically review the performance of pricing services; and (c) review pricing errors and the Trust’s Net Asset Value Error Correction Policy and recommend corrective action if necessary and appropriate.  The Valuation Committee met 4 times during the fiscal year ended October 31, 2017.

The Funds are subject to a number of risks, including, among others, investment, compliance, operational and valuation risks.  Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities.  The Board has adopted, and periodically reviews, policies and procedures designed to address these risks.  Different processes, procedures and controls are employed with respect to different types of risks.  Day-to-day risk management functions are subsumed within the responsibilities of the Adviser, who carries out the Trust’s investment management and business affairs, and also by the Funds’ Subadviser, as applicable, and other service providers in connection with the services they provide to the Funds. Each of the Adviser, Subadviser and other service providers have their own, independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models.  As part of its regular oversight of the Trust, the Board, directly and/or through a Committee, interacts with and reviews reports from, among others, the Adviser, Subadviser, and the Trust’s other service providers (including the Trust’s distributor and transfer agent), the Trust’s Chief Compliance Officer, the Trust’s independent registered public accounting firm, legal counsel to the Trust, and internal auditors, as appropriate, relating to the operations of the Trust.  The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as-needed basis.  The Board recognizes that it may not be possible to identify all of the risks that may affect the Trust or to develop processes and controls to eliminate or mitigate their occurrence or effects.  The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Ownership of Shares of Aberdeen Funds

As of December 31, 2017, the Trustees held shares of the Funds and other funds within the Aberdeen Family of Investment Companies as indicated below.

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST

Name	Fund/Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in Registered Investment Companies Overseen by Trustee in the Family of Investment Companies*
P. Gerald Malone	None	$10,001 - $50,000
Richard H. McCoy	None	$10,001 - $50,000
Neville J. Miles	None	$10,001 - $50,000
Rahn K. Porter	None	$10,001 - $50,000
Steven N. Rappaport	None	$100,001-$500,000
Peter D. Sacks	None	$10,001 - $50,000
John T. Sheehy	None	$10,001 - $50,000
Warren C. Smith	None	$10,001 - $50,000

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST

Name	Fund/Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in Registered Investment Companies Overseen by Trustee in the Family of Investment Companies*
Martin Gilbert	None	None

*                 As of December 31, 2017, the Family of Investment Companies consisted of the Trust, which contained 18 portfolios and Aberdeen Investment Funds, which contained 4 portfolios; however, each Trustee did not serve on the Board of every fund in such Family of Investment Companies.  Ownership information is provided with respect to only those funds that each Trustee oversaw as of December 31, 2017.

As of March 1, 2018, the Officers and Trustees, as a group, owned of record and beneficially less than 1% of each Fund’s shares.

Compensation of Trustees

The Compensation Table below sets forth the total compensation that each Trustee received from the Trust and the Fund Complex (as defined below) for the fiscal year ended October 31, 2017.

INDEPENDENT TRUSTEES

Name of Trustee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex*
P. Gerald Malone	$104,500	None	None	$278,450
Richard H. McCoy	$88,500	None	None	$88,500
Rahn K. Porter	$101,750	None	None	$160,750
Steven N. Rappaport	$93,000	None	None	$235,000
Peter D. Sacks	$88,500	None	None	$226,250
Neville J. Miles	$88,500	None	None	$235,050
John T. Sheehy	$93,000	None	None	$256,000
Warren C. Smith	$93,000	None	None	$93,000

INTERESTED TRUSTEES

Name of Trustee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex*
Martin Gilbert	None	None	None	None

* As of October 31, 2017, the Aberdeen Fund Complex consisted of the Trust, which contained 18 portfolios, as well as Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Chile Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc., Aberdeen Latin America Equity Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., The Asia Tigers Fund, Inc., The India Fund, Inc., Aberdeen Singapore Fund, Inc., Aberdeen Greater China Fund, Inc., Aberdeen Japan Equity Fund, Inc. and Aberdeen Investment Funds, which contained 4 portfolios.

The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

Sales Loads

Class A shares may be sold at NAV without payment of any sales charge to Trustees and retired Trustees of the Trust and to directors, officers and employees (including retired directors, officers and employees and immediate family members of Aberdeen and its affiliates).  The sales load waivers are due to the nature of the investors and the reduced sales effort and expenses that are needed to obtain such investment.  See “Waiver of Class A Sales Charges” for more information.

Code of Ethics

Federal law requires the Trust, the Adviser and subadviser and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel.  Accordingly, each such entity has adopted a Code of Ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust).  Copies of these Codes of Ethics are on file with the SEC and are available to the public.

Proxy Voting Policies and Procedures

Regulations under the federal securities laws require the Trust, the Adviser and subadviser to adopt procedures for voting proxies (“Proxy Voting Policies and Procedures”) and to provide a summary of those Proxy Voting Policies and Procedures used to vote the securities held by the Funds.  The Trust has adopted proxy voting policies and procedures that delegate the responsibility for proxy voting to the Adviser and subadviser, as applicable. The Adviser and subadviser have adopted proxy voting policies and procedures, which have been reviewed and approved by the Funds’ Board, to ensure the proper and timely voting of the proxies on behalf of the Funds. Moreover, the Adviser will assist the Funds in the preparation of the Funds’ complete proxy voting record on Form N-PX for the twelve-month period ended June 30, which must be filed with the SEC by no later than August 31 of each year. Any material changes to the proxy voting policies and procedures of the Funds or the Adviser and subadviser will be submitted to the Board for approval or review, as the case may be. For additional information, please see the summary of the Adviser’s and subadviser’s proxy voting policies and procedures attached hereto as Appendix C.

Information about how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available after August 31 of the relevant year (1) without charge, upon request, by calling 866-667-9231 and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Trust Expenses

The Trust pays the compensation of the Trustees who are not employees of Aberdeen Asset Management Inc. (“Aberdeen”, “AAMI” or the “Adviser”), or its affiliates, and all expenses (other than those assumed by the Adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust’s Fund Administration and Transfer Agency Agreements, which includes the expenses of calculating the Funds’ NAVs; fees and expenses of independent certified public accountants and legal counsel to the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholder reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of shareholder meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.  The Adviser may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for each Fund and/or classes, as described below.

Investment Adviser and Subadviser

Under the Investment Advisory Agreement with the Trust, Aberdeen manages the Funds in accordance with the policies and procedures established by the Trustees.

Except as described below, the Adviser manages the day-to-day investments of the assets of the Funds.  For certain Funds, the Adviser also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of one or more subadvisers who manage the investment portfolio of a particular Fund.  The Adviser is also authorized to select and place portfolio investments on behalf of such subadvised Funds; however, the Adviser does not intend to do so as a routine matter at this time.

Certain of the Funds are subadvised by Aberdeen Asset Managers Limited (“AAML” or the “Subadviser”), an affiliate of the Adviser.  The Adviser and the Subadviser are each wholly-owned subsidiaries of Aberdeen Asset Management PLC (“Aberdeen PLC”), which has its registered offices at 10 Queen’s Terrace, Aberdeen, Scotland AB10 1YG. Aberdeen PLC, its affiliates and subsidiaries are referred to herein as the “Aberdeen Group.” As of August 14, 2017, Aberdeen PLC became a direct subsidiary of Standard Life plc as a result of a merger of the two companies.  The combined company changed its name to Standard Life Aberdeen plc. Standard Life Aberdeen plc, its affiliates and its subsidiaries provide asset management and investment solutions for clients and customers worldwide and also has a strong position in the pensions and savings market.

In rendering investment advisory services, the Adviser, AAMAL and AAML may use the resources of investment advisor subsidiaries of Standard Life Aberdeen plc. These affiliates have entered into a memorandum of understanding/personnel sharing procedures pursuant to which investment professionals from each affiliate may render portfolio management and research services to U.S. clients of the Standard Life Aberdeen plc affiliates, including the Funds, as associated persons of the Adviser or the Subadviser.  No remuneration is paid by the Funds with respect to the memorandum of understanding/personnel sharing arrangements.

The following Funds are subadvised:

Aberdeen Dynamic Dividend Fund

Aberdeen Global Infrastructure Fund

Aberdeen International Real Estate Equity Fund

Aberdeen Realty Income & Growth Fund

Aberdeen Asset Management Inc.

Aberdeen pays the compensation of the officers of the Trust employed by Aberdeen.  Aberdeen also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.  In addition, Aberdeen pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder related services.

The Investment Advisory Agreement also specifically provides that Aberdeen, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement.  The Agreement continues in effect for an initial period of no more than two years, and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party.  The Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act.  It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days’ written notice.  The Agreement further provides that Aberdeen may render similar services to others.

Aberdeen, located at 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103, is indirectly owned by Standard Life Aberdeen plc.  Martin Gilbert, Trustee of the Trust, is the Co-Chief Executive Officer of Standard Life Aberdeen plc.

Limitation of Fund Expenses

In the interest of limiting the expenses of the Funds, Aberdeen may from time to time waive some or all of its investment advisory fee or reimburse other fees for any of the Funds.  In this regard, Aberdeen has entered into a written expense limitation agreement with the Trust on behalf of the Funds (the “Expense Limitation Agreement”).  Pursuant to the Expense Limitation Agreement, Aberdeen has agreed to waive or limit its fees and to assume other expenses to the extent necessary, subject to certain exclusions, to limit the total annual operating expenses of each Class of each such Fund to the limits described below.  This limit excludes certain Fund expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.  Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

Aberdeen may request and receive reimbursement from a Fund of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. No reimbursement will be made unless: (i) the total annual expense ratio of the class making such reimbursement is less than the limit set forth below; and (ii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis (the “Reimbursement Requirements”). If the Board approves any changes in the waiver terms or limitations, reimbursements are only permitted to the extent that the terms of the Expense Limitation Agreement that were in effect at the time of the waiver are met at the time that reimbursement is approved. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by Aberdeen is not permitted.

AAMI has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses for certain Funds of the Trust as follows:

Name of Fund/Class	Class	Expense Limitation*
Aberdeen Dynamic Dividend Fund	Institutional	1.25%
	Class A	1.50%
Aberdeen Income Builder Fund	Institutional	1.18%
	Class A	1.43%
Aberdeen Realty Income & Growth Fund	Institutional	1.00%
	Class A	1.25%
Aberdeen Global Infrastructure Fund	Institutional	1.20%
	Class A	1.45%
Aberdeen Ultra Short Municipal Income Fund	Institutional	0.45%
	Class A	0.70%
Aberdeen High Yield Managed Duration Municipal Fund	Institutional	0.65%
	Class A	0.90%
Aberdeen International Real Estate Equity Fund	Institutional	1.35%
	Class A	1.60%

* The Expense Limitation is effective as of the closing date of the reorganization of the Alpine Predecessor Funds into the Funds and may not be terminated without the approval of the Independent Trustees before the end of the two year period following the closing date of such reorganization.

Investment Advisory Fees

For services provided under the Investment Advisory Agreement, Aberdeen receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:

Fund Assets	Investment Advisory Fee
Aberdeen Dynamic Dividend Fund
On assets up to $250 million	1.00%
On assets of $250 million and more	0.95%
Aberdeen Global Infrastructure Fund
On assets up to $250 million	1.00%
On assets of $250 million up to $750 million	0.95%
On assets of $750 million up to $1 billion	0.90%
On assets of $1 billion and more	0.80%
Aberdeen High Yield Managed Duration Municipal Fund
On assets up to $250 million	0.65%
On assets of $250 million and more	0.60%
Aberdeen International Real Estate Equity Fund
On all assets	1.00%
Aberdeen Realty Income & Growth Fund
On assets up to $250 million	1.00%
On assets of $250 million up to $750 million	0.95%
On assets of $750 million up to $1 billion	0.90%
On assets of $1 billion and more	0.80%

Fund Assets	Investment Advisory Fee
Aberdeen Income Builder Fund
On assets up to $250 million	1.00%
On assets of $250 million and more	0.95%
Aberdeen Ultra Short Municipal Income Fund
On assets up to $2.5 billion	0.50%
On assets of $2.5 billion and more	0.45%

Alpine Predecessor Fund Adviser

As explained in the “General Information” section of this SAI, the Funds in this SAI were created as part of the reorganizations of the Alpine Predecessor Funds into newly created series of the Trust.  Prior to the reorganizations, investment advisory services for the Alpine Predecessor Funds were provided by the Alpine Predecessor Fund’s investment adviser (the “Predecessor Adviser”) that is not affiliated with the Fund’s current Adviser or Subadviser. The Alpine Predecessor Funds were obligated to pay a monthly fee based on average daily net assets of the applicable Alpine Predecessor Fund.  The amounts paid by the Alpine Predecessor Funds to the Predecessor Adviser for the past three fiscal years ended October 31 is set forth in the table below.

	Total Fees Accrued by Adviser	(Fees Waived) / Expenses Recovered	Balance Paid to Adviser
Aberdeen International Real Estate Equity Fund
2017	$1,117,211	$(21,483)	$1,095,728
2016	$1,162,667	$(33,740)	$1,128,927
2015	$1,433,335	$0	$1,433,335
Aberdeen Realty Income & Growth Fund
2017	$1,112,338	$(213,246)	$899,092
2016	$1,159,375	$(16,764)	$1,142,611
2015	$1,170,897	$0	$1,170,897
Aberdeen Global Infrastructure Fund
2017	$1,435,964	$(172,165)	$1,263,799
2016	$1,652,715	$(133,347)	$1,519,368
2015	$2,168,645	$(43,020)	$2,125,625
Aberdeen Dynamic Dividend Fund
2017	$1,596,140	$(59,941)	$1,536,199
2016	$1,650,845	$(12,047)	$1,638,798
2015	$2,021,082	$0	$2,021,082
Aberdeen Income Builder Fund
2017	$962,363	$0	$962,363
2016	$892,623	$0	$892,623
2015	$90,987	$(55,991)	$34,996
Aberdeen High Yield Managed Duration Municipal Fund
2017	$1,302,450	$(381,767)	$920,683
2016	$759,453	$(216,236)	$543,217
2015	$296,375	$(115,542)	$180,833
Aberdeen Ultra Short Municipal Income Fund
2017	$5,399,477	$(2,342,579)	$3,056,898
2016	$6,125,581	$(3,156,071)	$2,969,510
2015	$7,564,188	$(4,300,255)	$3,263,933

Subadviser

As discussed in the “Investment Adviser and Subadviser” section above, the following Funds are sub-advised by AAML:

Aberdeen Dynamic Dividend Fund

Aberdeen Global Infrastructure Fund

Aberdeen International Real Estate Equity Fund

Aberdeen Realty Income & Growth Fund

Under the subadvisory agreements among the Trust, the Adviser and the Subadviser, and subject to the supervision of the Adviser and the Trustees, the Subadviser manages the assets of the Fund listed above in accordance with the Fund’s investment objectives and policies.  The Subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities.

Subadvisory Fees

The subadvisory fees for subadvised Funds are paid by the Adviser from the management fee it receives.  For the investment management services they provide to the Funds, the Subadviser is entitled to the percentage of the advisory fee received after fee waivers and expense reimbursements, if any, by the Adviser as detailed below:

SUBADVISORY FEE
FUND	AAML
Aberdeen Dynamic Dividend Fund	90%
Aberdeen Global Infrastructure Fund	90%
Aberdeen International Real Estate Equity Fund	90%
Aberdeen Realty Income & Growth Fund	10%

Approval of the Advisory and Subadvisory Agreements

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts of the Funds will be available in such Funds’ first report to shareholders.

Multi-Manager Structure

On September 22, 2008, the Adviser and the Trust received an exemptive order from the SEC for a multi-manager structure which allows the Adviser, subject to the approval of the Board of Trustees, to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser without shareholder approval.  If a new unaffiliated subadviser is hired, the change would be communicated to shareholders within 90 days of such change, and all changes would be approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or the Adviser.  The multi-manager structure is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

The Adviser provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective subadvisers for the Fund and thereafter monitoring the performance of the subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the subadviser.  The Adviser has responsibility for communicating performance expectations and evaluations to the subadviser and ultimately recommending to the Trust’s Board of Trustees whether the subadviser’s contract should be renewed, modified or terminated; however, the Adviser does not expect to recommend frequent changes of subadvisers.  The Adviser will regularly provide written reports to the Trust’s Board of Trustees regarding the results of its evaluation and monitoring functions.  Although the Adviser will monitor the performance of the subadvisers, there is no certainty that the subadviser or the Funds will obtain favorable results at any given time. The Adviser does not currently rely on the manager of managers order with respect to its management of the Funds.

Portfolio Managers

Appendix A contains the following information regarding the portfolio managers identified in the Funds’ Prospectus: (i) a description of the portfolio manager’s compensation structure and (ii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.  Because each of the Funds is new, the portfolio managers did not own shares of any Fund as of October 31, 2017.

Distributor

The Trust and Aberdeen Fund Distributors LLC (the “distributor” or “AFD”) have entered into a distribution agreement whereby Aberdeen Fund Distributors LLC will act as principal underwriter for the Trust’s shares.  The principal business address of Aberdeen Fund Distributors LLC is 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103. AFD is affiliated with the Funds’ Adviser.

Under the distribution agreement, the distributor must use reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust.  The distributor has no obligation to sell any specific quantity of Fund shares.  Unless otherwise terminated, the distribution agreement has an initial term of two years and thereafter will remain in effect from year to year for successive annual periods if approved at least annually by (i) the Trust’s Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the distribution agreement or interested persons (as defined in the 1940 Act) of any party to the distribution agreement, cast in person at a meeting called for the purpose of voting on such approval.  The distribution agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

The distributor may enter into arrangements with various financial institutions through which a shareholder may purchase or redeem shares.  The distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Funds.  If applicable to a class of the Trust’s Shares as described below, the distributor may receive distribution fees from certain of the Funds as authorized by the Distribution and Service Plan described below.

The distributor also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of certain Class A shares.

The distributor reallows to Financial Industry Regulatory Authority registered dealers: 5.00% of sales charges on Class A shares of the Funds that have a maximum front-end sales charge of 5.75% and 3.75% of sales charges on Class A shares of the Aberdeen High Yield Managed Duration Municipal Fund and Aberdeen Ultra Short Municipal Income Fund.

Predecessor Distributor

As explained in the “General Information” section of this SAI, the Funds in this SAI were created as part of the reorganizations of the Alpine Predecessor Funds into newly created series of the Trust.  Prior to the reorganizations, the Alpine Predecessor Funds had a different distributor (the “Predecessor Distributor”) that is not affiliated with AFD or the Funds’ current Adviser or Subadviser.

Distributor Fees

The Funds had not commenced operations as of October 31, 2017.   As of the fiscal years ended October 31, 2017, 2016 and 2015 the Predecessor Distributor of the Alpine Predecessor Funds received the following sales charges from investors on sales of the Alpine Predecessor Fund’s Class A shares:

	Gross Sales Charges Collected	Underwriting Commissions retained by Predecessor Distributor
Class A	2017
Aberdeen International Real Estate Equity Fund	$0	$0
Aberdeen Realty Income & Growth Fund	$1,796	$188
Aberdeen Global Infrastructure Fund	$74,499	$10,447
Aberdeen Dynamic Dividend Fund	$14,810	$2,089
Aberdeen Income Builder Fund	$3,555	$416
Aberdeen High Yield Managed Duration Municipal Fund	$60,438	$2,618
Aberdeen Ultra Short Municipal Income Fund	$3,021	$(42)

	Gross Sales Charges Collected	Underwriting Commissions retained by Predecessor Distributor
Class A	2016
Aberdeen International Real Estate Equity Fund	$0	$0
Aberdeen Realty Income & Growth Fund	$3,736	$395
Aberdeen Global Infrastructure Fund	$20,739	$3,319
Aberdeen Dynamic Dividend Fund	$28,839	$2,438
Aberdeen Income Builder Fund	$2,865	$343
Aberdeen High Yield Managed Duration Municipal Fund	$127,300	$8,438
Aberdeen Ultra Short Municipal Income Fund	$31,357	$(120)

	Gross Sales Charges Collected	Underwriting Commissions retained by Distributor
Class A	2015
Aberdeen International Real Estate Equity Fund	$0	$0
Aberdeen Realty Income & Growth Fund	$12,264	$1,634
Aberdeen Global Infrastructure Fund	$153,055	$19,461
Aberdeen Dynamic Dividend Fund	$47,644	$5,393
Aberdeen Income Builder Fund	$20,369	$1,211
Aberdeen High Yield Managed Duration Municipal Fund	$43,870	$2,105
Aberdeen Ultra Short Municipal Income Fund	$5,319	$(78)

Distribution Plan

The Funds have adopted a Distribution Plan (the “Plan”) under Rule 12b-1 of the 1940 Act with respect to certain classes of shares.  The Plan permits the Funds to compensate the Funds’ distributor for expenses associated with the distribution of certain classes of shares of the Funds.  Although actual distribution expenses may be more or less, under the Plan the Funds pay the distributor an annual fee in an amount that will not exceed 0.25% of the average daily net assets of Class A shares of each applicable Fund (distribution or service fees).

As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan (the “Independent Trustees”).  The Plan was approved for the Funds by the Board of Trustees, and may be amended from time to time upon approval by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.  The Plan may be terminated as to a Class of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class.  Any change in the Plan that would materially increase the distribution cost to a Class requires shareholder approval.  The Trustees will review, quarterly, a written report of such costs and the purposes for which such costs have been incurred.  The Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.  For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.  All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding shares of the applicable Class.  The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.  The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued.  In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its shareholders.

The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets.  As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

The distributor will enter into, from time to time, agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution and shareholder servicing of a Fund’s shares including, but not limited to, those discussed above.  The Adviser or an affiliate of the Adviser may pay additional amounts from its own resources to dealers or other financial intermediaries, for aid in distribution or for aid in providing administrative services to shareholders.

Predecessor Distribution Plan

The Alpine Predecessor Funds adopted a distribution plan (the “Predecessor Distribution Plan”) under Rule 12b-1 of the 1940 Act with respect to Class A shares.  The Predecessor Distribution Plan permitted the Alpine Predecessor Funds to compensate the Predecessor Distributor for expenses associated with the distribution of Class A shares of the Alpine Predecessor Funds.  Although actual distribution expenses may have been more or less, under the Predecessor Distribution Plan the Alpine Predecessor Funds paid the Predecessor Distributor an annual fee not to exceed 0.25% of the average daily net assets of Class A shares of the applicable Alpine Predecessor Fund.

Distribution Plan Fees

The Funds had not commenced operations as of October 31, 2017.  During the fiscal years ended October 31, 2017 and 2016, the Alpine Predecessor Funds paid the following Rule 12b-1 fees under the Predecessor Distribution Plan, all of which were paid to the Predecessor Distributor:

	Distribution and Service (12b-1) Fee
Class A	2017	2016
Aberdeen International Real Estate Equity Fund	$368	$285
Aberdeen Realty Income & Growth Fund	$7,814	$6,639
Aberdeen Global Infrastructure Fund	$43,292	$45,457
Aberdeen Dynamic Dividend Fund	$9,507	$8,429
Aberdeen Income Builder Fund	$3,477	$3,910
Aberdeen Ultra Short Municipal Income Fund	$523,540	$511,941
Aberdeen High Yield Managed Duration Municipal Fund	$108,440	$60,390

Administrative Services Fees/Sub-Transfer Agency Fees

The Funds may pay and/or reimburse administrative services fees/transfer agent out-of-pocket expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds (sometimes referred to as “sub-transfer agency fees”), subject to certain limitations approved by the Board. Sub-transfer agency fees may be in addition to the Rule 12b-1 fees described in the Funds’ Prospectus. Sub-transfer agency fees generally include, but are not limited to, costs associated with omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services. The Funds may pay and/or reimburse sub-transfer agency fees on an average-net-assets basis or on a per-account-per-year basis for services to the Funds and its shareholders, including on certain non-omnibus accounts. Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of an investment in a share class over time and may cost more than other types of fees.

Class A shares of the Funds pay for such services pursuant to an Administrative Services Plan adopted by the Board of Trustees.  Under the terms of the Administrative Services Plan, a Fund is permitted to enter into Servicing Agreements with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services in connection with the Class A shares of the Funds (as applicable).  Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

As authorized by the particular Administrative Services Plan for the Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which the contracted servicing agent for the Funds has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers.  In consideration for providing administrative support services, the servicing agent with whom the Trust may enter into Servicing

Agreements will receive a fee, computed at the annual rate of up to 0.25% for Class A of the average daily net assets of the Class A shares of each Fund (as applicable) (or under an amendment to the Administrative Services Plan that is in effect until at least February 28, 2019, a maximum of 0.15% for contracts with fees that are calculated as percentage of Fund assets and a maximum of $16 per account for contracts with fees that are calculated on a dollar per account basis).

Fund Administration

Under the terms of a Fund Administration Agreement, AAMI provides various administrative and accounting services, including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees.  AAMI is located at 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103.  The Trust shall pay fees to the Administrator, as set forth directly below, for the provision of services to the Funds.  Fees will be computed daily and payable monthly on the first business day of each month, or as otherwise set forth below.

Asset-Based Annual Fee

Fund Asset Level	Aggregate Fee as a Percentage of Fund Net Assets
All Assets	0.08%

The asset-based fees are subject to an annual minimum fee equal to the number of Funds of the Trust (excluding those funds for which AAMI does not serve as Administrator) multiplied by $25,000.

Alpine Predecessor Fund Administrator, Fund Accountant and Custodian

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, acted as each Alpine Predecessor Fund’s administrator, fund accountant and custodian and assists in the supervision of all aspects of the operations of the Alpine Predecessor Fund (except those performed by the Alpine Predecessor Fund’s adviser); preparing certain period reports; assisting in the preparation of tax returns; and preparing materials for use in connection with meetings of Trustees and shareholders.

The Funds had not commenced operations as of October 31, 2017.  The administration, accounting and custody fees paid by the Alpine Predecessor Funds for the three most recent fiscal years ended October 31, were as follows:

Total Fees Paid ($)
Aberdeen International Real Estate Equity Fund
2017	92,806
2016	99,372
2015	168,232
Aberdeen Realty Income & Growth Fund
2017	37,882
2016	44,462
2015	55,207
Aberdeen Global Infrastructure Fund
2017	91,889
2016	97,546
2015	124,883
Aberdeen Dynamic Dividend Fund
2017	80,657
2016	83,590
2015	144,545
Aberdeen Income Builder Fund
2017	31,742
2016	32,402
2015	5,998
Aberdeen High Yield Managed Duration Municipal Fund
2017	61,162
2016	35,314
2015	13,457
Aberdeen Ultra Short Municipal Income Fund
2017	347,318
2016	342,786
2015	369,067

Transfer Agent

The Trust has entered into a Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., now named DST Asset Manager Solutions (“DST”), 333 West 11th Street, Kansas City, Missouri 64105, whereby DST provides transfer agent and dividend disbursement agent services.

Sub-Administrator, Custodian and Fund Accountant

The Trust has entered into an Amended and Restated Master Custodian Agreement (the “Custody Agreement”) with State Street, which is located at Heritage Drive, 3rd Floor, North Quincy, MA 02171, whereby State Street provides custody and fund accounting services for the Funds.  Aberdeen has entered into a Sub-Administration Agreement with State Street whereby State Street will provide certain administration services to the Funds.   For the administration services

provided by State Street to the Funds, Aberdeen pays State Street an asset-based fee that is calculated based on the assets of certain registered and unregistered funds and segregated accounts advised by the Adviser and its affiliates, plus certain out-of-pocket expenses, subject to a minimum fee.

Legal Counsel

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as the Trust’s legal counsel.  Drinker, Biddle & Reath LLP, One Logan Square, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Independent Trustees.

Independent Registered Public Accounting Firm

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the Independent Registered Public Accounting Firm for the Trust.

BROKERAGE ALLOCATION

The Adviser (or Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any.  In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States.  In the case of securities traded on the OTC markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer’s purchase and sale price.  This spread is the dealer’s profit.  In underwritten offerings, the price includes a disclosed, fixed commission or discount.  Most short term obligations are normally traded on a “principal” rather than agency basis.  This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

Except as described below, the primary consideration in portfolio security transactions is best execution of the transaction (i.e., execution at a favorable price and in the most effective manner possible).  “Best execution” encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service.  Therefore, “best execution” does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided.  Both the Adviser and the subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

Subject to the primary consideration of seeking best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, corporate access, and other information or services to the Adviser or the Subadviser.  SEC regulations provide a “safe harbor” that allows an investment adviser to pay for research and brokerage services with commission dollars generated by client transactions. Effective with the implementation of MiFID II, the Aberdeen Group will absorb all research costs and will generally no longer rely on the “safe harbor” under Section 28(e) of the Exchange Act.

There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the Adviser or the  Subadviser or by an affiliated company thereof.  Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are affected only when the Adviser or the subadviser believes that to do so is in the interest of the Fund.  When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

In purchasing and selling investments for the Funds, it is the policy of the Adviser and the Subadviser to seek best execution through responsible broker-dealers.  The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker.  These considerations are judgmental and are weighed by the Adviser and the Subadviser in determining the overall reasonableness of securities executions and commissions paid.  In selecting broker-dealers, the Adviser and the Subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer’s firm; the broker-dealer’s execution services, rendered on a continuing basis; and the reasonableness of any commissions.

As discussed under “General Information about the Funds’ Portfolio Instruments and Investment Policies — Foreign Currencies” above, with respect to FX transactions, different considerations or circumstances may apply, particularly with respect to Restricted Market FX.  FX transactions executed for the Funds are divided into two main categories: (1) Restricted Market FX and (2) Unrestricted Market FX. Restricted Market FX are required to be executed by a local bank in the applicable market. Unrestricted Market FX are not required to be executed by a local bank. The Adviser, Subadviser or third-party agent execute Unrestricted Market FX relating to trading decisions. The Funds’ custodian executes all Restricted Market FX because it has local banks or relationships with local banks in each of the restricted markets where custodial client accounts hold securities. Unrestricted Market FX relating to the repatriation of dividends and/or income/expense items not directly relating to trading may be executed by the Adviser or Subadviser or by the Funds’ custodian due to the small currency amount and lower volume of such transactions. The Funds, the Adviser and the Subadviser have limited ability to negotiate prices at which certain FX transactions are customarily executed by the Funds’ custodian, i.e., transactions in Restricted Market FX and repatriation transactions.

The Adviser and the Subadviser may cause a Fund to pay a broker-dealer a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined to be consistent with the Adviser’s or Sub-Adviser’s obligation to seek best-execution pursuant to the standards described above.

Under the 1940 Act, “affiliated persons” of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC.  However, each Fund may purchase securities from underwriting syndicates of which the Subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

Each of the Funds contemplate that, consistent with the policy of seeking to obtain best execution, brokerage transactions may be conducted through “affiliated brokers or dealers,” as defined in rules under the 1940 Act.  Under the 1940 Act, commissions paid by a Fund to an “affiliated broker or dealer” in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker’s commission.  Accordingly, it is the Funds’ policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of the Adviser or the Subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker’s or dealer’s unaffiliated customers.  The Adviser and the Subadviser do not necessarily deem it practicable or in the Funds’ best interests to solicit competitive bids for commissions on each transaction.  However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

Neither the Funds nor the Adviser has an agreement or understanding with a broker-dealer, or other arrangements to direct the Funds’ brokerage transactions to a broker-dealer because of the research services such broker provides to a Fund or the Adviser. While the Adviser does not have arrangements with any broker-dealers to direct such brokerage transactions to them because of research services provided, the Adviser may receive research services from such broker-dealers.

The Alpine Predecessor Funds paid the following amounts in brokerage commissions for the past three fiscal years ended October 31:

	2017	2016	2015
Aberdeen International Real Estate Equity Fund	$193,061	$143,197	$176,754
Aberdeen Realty Income & Growth Fund	$19,986	$46,929	$90,372
Aberdeen Global Infrastructure Fund	$243,971	$302,109	$531,762
Aberdeen Dynamic Dividend Fund	$364,971	$292,918	$508,167
Aberdeen Income Builder Fund	$94,167	$137,690	$4,221
Aberdeen High Yield Managed Duration Municipal Fund	N/A	N/A	N/A
Aberdeen Ultra Short Municipal Income Fund	N/A	N/A	N/A

The value of each Alpine Predecessor Fund’s aggregate holdings of the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) if any portion of such holdings were purchased during the fiscal year ended October 31, 2017 are as follows:

Fund Name	Regular Broker/Dealer	Debt/Equity	Aggregate Holdings
Aberdeen International Real Estate Equity Fund	State Street Corp.	Debt	$32,425,000
Aberdeen Realty Income & Growth Fund	None	N/A	N/A
Aberdeen Global Infrastructure Fund	State Street Corp.	Debt	$896,000
Aberdeen Dynamic Dividend Fund	Bank of America Corp. Citigroup, Inc.	Equity	$1,863,000
		Equity	$1,720,000
Aberdeen Income Builder Fund	State Street Corp. Bank of America Corp. Citigroup, Inc. J.P. Morgan Inc.	Debt	$4,522,000
		Equity	$1,671,000
		Equity	$1,250,000
		Equity	$1,912,000
Aberdeen High Yield Managed Duration Municipal Fund	None	N/A	N/A
Aberdeen Ultra Short Municipal Income Fund	None	N/A	N/A

ADDITIONAL INFORMATION ON PURCHASES AND SALES

Shares of the Funds have not been registered for sale outside of the United States and its territories. However, the Funds may accept investments from non-U.S. affiliates of the Adviser.

Class A Sales Charges

The charts below show the Class A sales charges, which decrease as the amount of your investment increases.

Class A Shares of the Funds (other than the Aberdeen High Yield Managed Duration Municipal Fund and Aberdeen Ultra Short Municipal Income Fund)

AMOUNT OF PURCHASE	SALES CHARGE AS % OF OFFERING PRICE	SALES CHARGE AS % OF AMOUNT INVESTED	DEALER COMMISSION
less than $50,000	5.75%	6.10%	5.00%
$50,000 up to $100,000	4.75	4.99	4.00
$100,000 up to $250,000	3.50	3.63	3.00
$250,000 up to $500,000	2.50	2.56	2.00
$500,000 up to $1 million	2.00	2.04	1.75
$1 million or more	None	None	None

Class A Shares of the Aberdeen High Yield Managed Duration Municipal Fund and Aberdeen Ultra Short Municipal Income Fund

AMOUNT OF PURCHASE	SALES CHARGE AS % OF OFFERING PRICE	SALES CHARGE AS % OF AMOUNT INVESTED	DEALER COMMISSION
less than $100,000	4.25%	4.44%	3.75%
$100,000 up to $250,000	3.50	3.63	3.00
$250,000 up to $500,000	2.50	2.56	2.00
$500,000 up to $1 million	2.00	2.04	1.75
$1 million or more	None	None	None

Using the NAV per share as of October 31, 2017 of the Alpine Predecessor Funds, the maximum offering price of each Fund’s Class A shares would be as follows:

Fund Name	Net Asset Value	Maximum Sales Charge	Offering Price to Public
Aberdeen International Real Estate Equity Fund	$22.82	5.75%	$24.21
Aberdeen Realty Income & Growth Fund	$22.93	5.75%	$24.33
Aberdeen Global Infrastructure Fund	$20.65	5.75%	$21.91
Aberdeen Dynamic Dividend Fund	$4.04	5.75%	$4.29
Aberdeen Income Builder Fund	$17.16	5.75%	$18.21
Aberdeen High Yield Managed Duration Municipal Fund	$10.24	4.25%	$10.69
Aberdeen Ultra Short Municipal Income Fund	$10.09	4.25%	$10.52

Waiver of Class A Sales Charges

You may qualify for a reduced Class A sales charge if you own or are purchasing shares of the Funds.  You may also qualify for a waiver of the Class A sales charges.  To receive the reduced or waived sales charge, you must inform Customer Service or your broker or other financial intermediary at the time of your purchase that you qualify for such a reduction or waiver.  If you do not inform Customer Service or your financial intermediary that you are eligible for a reduced or waived sales charge, you may not receive the discount or waiver that you are entitled to.  You may have to produce evidence that you qualify for a reduced sales charge or waiver before you will receive it.

The sales charge applicable to Class A shares may be waived for shares sold to financial intermediaries who have entered into an agreement with a Fund’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers. Certain waivers and fee reductions may be available to customers of certain financial intermediaries, as described under “Broker-Defined Sales Charge Waiver Policies” in the Prospectus.

The sales charge applicable to Class A shares may be waived for the following purchases:

1)             shares sold to other registered investment companies affiliated with Aberdeen;

2)             shares sold to:

a)             any pension, profit sharing, or other employee benefit plan for the employees of Aberdeen, any of its affiliated companies, or investment advisory clients and their affiliates;

b)             401(a) plans, 401(k) plans, SIMPLE 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, employer sponsored benefit plans (including health savings accounts), other similar employer-sponsored retirement and benefit plans.  (Individual retirement vehicles, such as traditional and Roth IRAs, Coverdell education savings accounts, individual 401(k) plans, individual 403(b)(7) custodial accounts, one person Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts do not qualify for the waiver);

c)              any life insurance company separate account registered as a unit investment trust;

d)             Trustees and retired Trustees of the Trust;

e)              directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses (including domestic partners), children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren (“Immediate Relatives”)), and Immediate Relatives of deceased employees of any member of Aberdeen, or any investment advisory clients of the Adviser and its affiliates;

f)               directors, officers, and full-time employees, their spouses (including domestic partners), children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with Aberdeen;

g)              any directors, officers, full-time employees, sales representatives and their employees, their spouses (including domestic partners), children or Immediate Relatives of a broker-dealer having a dealer/selling agreement with the distributor;

h)             investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and

i)                 financial institutions as shareholders of record on behalf of investment advisers or financial planners for their clients, and who charge a separate fee for their services.

Reduction of Sales Charges

Reduction of Class A Sales Charges

Shareholders can reduce or eliminate Class A shares’ initial sales charge through one or more of the discounts described below:

•                  A Larger Investment.  The sales charge decreases as the amount of your investment increases.

•                  Rights of Accumulation.  You and members of your family who live at the same address can add the current value of your Class A and Class C investments in the Aberdeen Funds and Aberdeen

Investment Funds that you currently own or are currently purchasing to the value of your Aberdeen Funds Class A purchase, possibly reducing the sales charge.

•                  No Sales Charge on a Repurchase.  If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class.  You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or greater amount if you have already paid a sales charge.  Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due.  If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

•                  Letter of Intent Discount.  State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares (at least $100,000 in Class A shares of Global Unconstrained Fixed Income Fund, Tax-Free Income Fund, Asia Bond Fund and Emerging Markets Debt Fund) and your sales charge will be based on the total amount you intend to invest.  You can also combine your purchase of Class A and Class C Shares in the Aberdeen Funds and Aberdeen Investment Funds to fulfill your Letter of Intent.  Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent.  You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Class A Finder’s Fee and Corresponding CDSC

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more.  An investor may purchase $1 million or more of Class A shares in one or more of the Aberdeen Funds and avoid the front-end sales charge.  However, unless an investor is otherwise eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems such Class A shares within 18 months of the date of purchase.  With respect to such purchases, the distributor or the Funds’ Adviser may pay dealers a finders’ fee (as described below) on investments made in Class A shares with no initial sales charge.  The CDSC covers the finder’s fee paid by the distributor or the Adviser to the selling dealer.  For the selling dealer to be eligible for the finders’ fee, the following requirements apply:

•                  The purchase can be made in any combination of the Funds of the Trust.  The amount of the finder’s fee will be determined based on the particular combination of the Funds purchased.  The applicable finder’s fee will be determined on a pro rata basis to the purchase of each particular Fund.

•                  The shareholder will be subject to a CDSC for shares redeemed in any redemption within the first 18 months of purchase.

The CDSC will equal the amount of the finder’s fee paid out to the dealer as described in the chart below.  The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Fund.  The Class A CDSC will not exceed the aggregate amount of the finder’s fee the distributor or Adviser paid to the selling dealer on all purchases of Class A shares of all Funds an investor made that were subject to the Class A CDSC.

Amount of Finder’s Fee/Contingent Deferred Sales Charge

	Amount of Purchase
Funds Purchased	$1 million up to $4 million	$4 million up to $25 million	$25 million or more
All Funds (other than the Aberdeen High Yield Managed Duration Municipal Fund and Aberdeen Ultra Short Municipal Income Fund)	1.00%	0.50%	0.25%
Aberdeen High Yield Managed Duration Municipal Fund and Aberdeen Ultra Short Municipal Income Fund	0.75%	0.50%	0.25%

Other Dealer Compensation

In addition to the dealer commissions and payments under its 12b-1 Plan, from time to time, the Adviser and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources.  The Adviser may also pay and/or reimburse sub-transfer agency expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds, subject to certain limitations approved by the Board. Sub-transfer agency expenses generally include, but are not limited to, costs associated with recordkeeping, networking or other administrative services.  The Adviser and/or its affiliates may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds of the Trust on a preferred or recommended list, access to an intermediary’s personnel, and other factors.  The amount of these payments is determined by the Adviser.

In addition to these payments described above, the Adviser or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals.  These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.  As permitted by applicable law, the Adviser or its affiliates may pay or allow other incentives or payments to intermediaries.

The payments described above are often referred to as “revenue sharing payments.”  The recipients of such payments may include:

•                  the distributor and other affiliates of the Adviser,

•                  broker-dealers,

•                  financial institutions, and

•                  other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; one-time ticket charges or a flat fee for specific services provided.  In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Redemptions

Generally, a Fund will pay you for shares that redeem one day after your redemption request is received, however, a Fund may take three days in certain circumstances. A Fund may delay forwarding redemption proceeds for up to seven days (i) if the investor redeeming shares is engaged in excessive trading, or (ii) if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

In-Kind Redemptions

The Funds generally plan to redeem their shares for cash with the following exceptions.  As described in the Prospectus, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, taking into account the best interests of all Fund shareholders, to honor any redemption request by transferring some of the securities held by the Fund directly to you (an “in-kind redemption”).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the specific Fund’s NAV during any 90-day period for any one shareholder.

The Trust’s Board of Trustees has adopted procedures for redemptions in-kind by a shareholder including affiliated and unaffiliated persons of a Fund.  Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund.  These procedures provide that a redemption in-kind shall be effected at approximately the shareholder’s proportionate share of the distributing Fund’s current net assets, so that redemptions will not result in the dilution of interests of the remaining shareholders.  The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund’s NAV and that any redemption in-kind made by an affiliated party does not favor such affiliate to the detriment of any other shareholder.  Use of the redemption in-kind procedures will allow a Fund to avoid having to sell significant portfolio assets to raise cash to meet the shareholder’s redemption request - thus limiting the potential adverse effect on the distributing Fund’s NAV.

Medallion Signature Guarantee

A medallion signature guarantee is required if: (1) the redemption check is made payable to anyone other than the registered shareholder; (2) the redemption proceeds are mailed to an address other than the address of record; (3) your account address has changed within the past 15 calendar days; (4) the redemption proceeds are being wired or sent by ACH to a bank for which instructions are currently not on your account; (5) the redemption proceeds are being wired or sent by ACH to a bank account that has been added or changed within the past 15 calendar days; or (6) ownership is being changed on your account.  The distributor reserves the right to require a medallion signature guarantee in other circumstances, without notice.  Based on the circumstances of each transaction, the distributor reserves the right to require that your signature be guaranteed by an authorized agent of an “eligible guarantor institution,” which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges.  A medallion signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds.  A notary public is not an acceptable guarantor.  In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations.  If the distributor decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.  The distributor, at its discretion, may waive the requirement for a signature guarantee.

Accounts With Low Balances

If the value of your account falls below $1,000 for any reason, including market fluctuation, you are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account), which is deposited into the applicable Fund to offset the expenses of small accounts.  We will sell shares from your account quarterly to cover the fee.

Listed below are certain cases in which the Funds have elected, in their discretion, not to assess the Minimum Balance Fee.  These exceptions are subject to change:

•                  Accounts of shareholders that are held by intermediaries under the NSCC Fund/SERV system in Networking Level 0 (Trust) and Level 3 accounts;

•                  Individual Retirement Accounts;

•                  Retirement Plans including but not limited to 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, nonqualified deferred compensation plans; and

•                  Coverdell Educational Savings Accounts

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $1,000.  Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action.  We do this because of the high cost of maintaining small accounts.

VALUATION OF SHARES

Under normal circumstances, the NAV per share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) on each day that the Exchange is open (a “Business Day”) and on such other days as the Board of Trustees determines (together, the “Valuation Time”).  However, to the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

The Funds will not compute NAV on customary business holidays, including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, or the days when such holidays are observed and other days when the Exchange is regularly closed.  Fixed income Fund shares may be priced on days that the Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.  On any business day when the SIFMA recommends that the bond markets close early, a fixed income Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a fixed income Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the

Fund’s closing time and credit will be given to the next business day.

Each Fund reserves the right not to determine its NAV when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Fund’s portfolio do not affect that Fund’s NAV.

Under normal circumstances, the offering price for orders received in good form before the close of the Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders received in good form after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of a Fund on which offering and redemption prices are based is the Total Net Assets (“TNA”) of the Fund, divided by the number of shares outstanding, with the result adjusted to the nearer cent. The TNA of the Funds is determined by subtracting the liabilities of the Funds from the value of its assets (chiefly composed of investment securities).  The NAV per share of a class is computed by adding the value of all securities and other assets in a Fund’s portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

The Funds value their securities at current market value or fair value, consistent with regulatory requirements.  “Fair value” is defined in the Funds’ valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Open-end mutual funds are valued at the respective net asset value as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.  Closed-end funds and ETFs are valued at the market price of the security at the Valuation Time.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined confidence threshold.

Long-term fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Funds’ Board of Trustees.  If there are no current day bids, the security is valued at the previously applied bid.  Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by the Adviser generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes.  Odd lots may trade at lower or occasionally higher prices than institutional round lot trades.  Short-term fixed income securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value.

Derivative instruments are generally valued according to the following procedures. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation.  Futures contracts are generally valued at the most recent settlement price as of NAV determination.  Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).  When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Funds’ Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Funds’ Board of Trustees.

The time at which transactions and Fund shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the Exchange and/or the bond markets are stopped at a time other than their regularly scheduled closing time. In the event the Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

SYSTEMATIC INVESTMENT STRATEGIES

Depending on the policies and procedures of your financial intermediary, some or all of the systematic investment strategies described below may not be available to you. Please contact your financial intermediary for more information.

Automatic Investment Plan - This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging.  With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows.  Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs.  However, no formula can assure a profit or protect against loss in a declining market.  Once you have opened an account with at least $1,000, you can contribute to an Automatic Investment Plan for as little as $50 a month in a Fund.

Systematic Exchange Plan and Dividend Moves - This systematic exchange plan is not available for Class T shareholders.  This plan allows you to transfer $50 or more to one Fund from another Fund systematically, monthly or quarterly.  Accounts participating in a systematic exchange plan have a minimum balance requirement of $5,000.  The money is transferred on the 25th day of the month as selected or on the preceding business day.  Dividends of any amount can be moved automatically from one Fund to another at the time they are paid.  This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time.  With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs.  However, no formula can assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan (“SWP”) ($50 or More) - You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, semi-annually or annually, to you (or anyone you designate) from your account.  Complete the appropriate section of the New Account Form or contact your financial intermediary or the Fund.  Your account value must meet the minimum initial investment amount at the time the program is established.  This program may reduce and eventually deplete your account.  Generally, it is not advisable to continue to purchase Class A shares subject to a sales charge while simultaneously redeeming shares under the program.  The $50 minimum is waived for required minimum distributions from individual retirement accounts.

NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential.

INVESTOR PRIVILEGES

The Funds offer the following privileges to shareholders.  Additional information may be obtained by calling toll free 866-667-9231. However, the following privileges may not be permitted by the policies and procedures of a financial intermediary through which you may purchase shares of the Funds. Please contact your financial intermediary for more information.

No Sales Charge On Reinvestments - All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application.  Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares.

Exchange Privilege — Class T shares are not eligible for exchange privileges, except as described under “Moving Share Classes in the Same Fund” in the prospectus.  With respect to other Classes of the Funds, the exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions.  The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased.  The exchange privilege may be limited due to excessive trading or market timing of Fund shares.

Exchanges Among Aberdeen Funds.  Except with respect to Class T shares, which do not permit inter-Fund exchanges, exchanges may be made among any of the funds of the Trust within the same class of shares (except for any other Fund not currently accepting purchase orders), so long as both accounts have the same registration, and your first purchase in the new Fund meets the new Fund’s minimum investment requirement.

Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Aberdeen Funds may not be available unless the Class R shares of the other Aberdeen Funds are also available within a plan.  Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

Generally, there is no sales charge for exchanges of Class C, Institutional Service Class or Institutional Class shares.  However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are exchanging.  If you exchange your Class A shares of a Fund that are subject to a CDSC into another Aberdeen Fund and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Fund.

If you wish to purchase shares of a Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new Fund you are purchasing unless a sales charge waiver otherwise applies.

Exchanges May Be Made in the Following Ways:

By Telephone

Automated Voice Response System - You can automatically process exchanges for the Funds by calling 866-667-9231, 24 hours a day, seven days a week.  However, if you declined the option on the application, you will not have this automatic exchange privilege.  This system also gives you quick, easy access to mutual fund information.  Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information.  You must call our toll free number by the Valuation Time to receive that day’s closing share price.  The Valuation Time is the close of regular trading of the Exchange, which is usually 4:00 p.m. Eastern Time.

Customer Service Line - By calling 866-667-9231, you may exchange shares by telephone.  Requests may be made only by the account owner(s).  You must call our toll free number by the Valuation Time to receive that day’s closing share price.

The Funds may record all instructions to exchange shares.  The Funds reserve the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

The Funds will employ the same procedure described under “Buying, Selling and Exchanging Fund Shares” in the Prospectus to confirm that the instructions are genuine.

The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions.  These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be recorded.  The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

By Mail or Fax - Write by regular mail to Aberdeen Funds, P.O. Box 55930, Boston, MA 02205-5930 or by overnight mail to Aberdeen Funds c/o DST Asset Manager Solutions, Inc., 30 Dan Road, Canton, MA 02021 or fax to 866-923-4269.  Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included.  For example, if your account is registered “John Doe and Mary Doe,”  “Joint Tenants With Right of Survivorship,” then both John Doe and Mary Doe must sign the exchange request.  The exchange will be processed effective the date the signed letter or fax is received.  Fax requests received after the Valuation Time will be processed as of the next business day.  The Funds reserve the right to require the original document if you use the fax method.

By On Line Access - Log on to our website, www.aberdeen-asset.us/usretail/, 24 hours a day, seven days a week, for easy access to your mutual fund accounts.  Once you have reached the website, you will be instructed on how to select a password and perform transactions.  You can choose to receive information on all Funds as well as your own personal accounts.  You may also perform transactions, such as purchases, redemptions and exchanges.  The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.

INVESTOR SERVICES

Automated Voice Response System - Our toll free number 866-667-9231 will connect you 24 hours a day, seven days a week to the system.  Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

Toll Free Information and Assistance - Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 a.m. and 9 p.m. Eastern Time (Monday through Friday).

Retirement Plans — Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Coverdell Education Savings Accounts, IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans.

Shareholder Confirmations - You will receive a confirmation statement each time a requested transaction is processed.  However, no confirmations are mailed on certain pre-authorized, systematic transactions, or IRAs.  Instead, these will appear on your next consolidated statement.

Consolidated Statements - Shareholders of the Funds receive quarterly statements as of the end of March, June, September and December.  Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds.  Your accounts are consolidated by social security number and zip code.  Accounts in your household under other social security numbers may be added to your statement at your request.  Only transactions during the reporting period will be reflected on the statements.  An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

Average Cost Statement - This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS.  If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end.  Average cost can only be calculated on accounts opened on or after January 1, 1984.  Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

Average cost is one of the IRS approved methods available to compute gains or losses.  You may wish to consult a tax advisor on the other methods available.

Shareholder Reports - All shareholders will receive reports semi-annually detailing the financial operations of the Funds.

Prospectus - An updated prospectus will be mailed to you at least annually.

Undeliverable Mail - If mail from the Funds to a shareholder is returned as undeliverable on two or more consecutive occasions, the Funds will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder.  With respect to any redemption checks or dividend/capital gains distribution checks that are returned as undeliverable or not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and any future distributions in shares of the particular Fund at the then-current NAV of such Fund until the Funds receive further instructions from the shareholder.

ADDITIONAL INFORMATION

Description of Shares

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust.  Each share of a Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue a number of different funds.  Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund.  Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

The Trust presently consists of the following 25 series of shares of beneficial interest, without par value and with the various classes listed:

FUND	SHARE CLASS
Aberdeen Asia Bond Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen China Opportunities Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen Diversified Alternatives Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen Diversified Income Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen Dynamic Allocation Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen Dynamic Dividend Fund	Class A, Institutional Class
Aberdeen Emerging Markets Debt Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen Emerging Markets Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen Income Builder Fund	Class A, Institutional Class
Aberdeen U.S. Focused Equity Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen Global Equity Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen Global Infrastructure Fund	Class A, Institutional Class
Aberdeen Global Unconstrained Fixed Income Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen High Yield Managed Duration Municipal Fund	Class A, Institutional Class
Aberdeen International Equity Fund	Class A, Class C, Class R, Class T,

FUND	SHARE CLASS
Institutional Service Class, Institutional Class
Aberdeen International Real Estate Equity Fund	Class A, Institutional Class
Aberdeen International Small Cap Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen Japanese Equities Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen Realty Income & Growth Fund	Class A, Institutional Class
Aberdeen Tax-Free Income Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen U.S. Mid Cap Equity Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen Ultra Short Municipal Income Fund	Class A, Institutional Class
Aberdeen U.S. Multi-Cap Equity Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class
Aberdeen U.S. Small Cap Equity Fund	Class A, Class C, Class R, Class T, Institutional Service Class, Institutional Class

You have an interest only in the assets of the Fund whose shares you own.  Shares of a particular class are equal in all respects to other shares of that class.  In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of the Fund with all other shares of that class.  All shares are without par value and when issued and paid for, are fully paid and non-assessable by the Trust.  Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

Voting Rights

Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held.  An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, fundamental investment policies and fundamental investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters.  In regard to sale of assets; the change of fundamental investment objectives, policies and restrictions; the approval of an Investment Advisory Agreement; or any other matter for which a shareholder vote is sought, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal.  In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders.

ADDITIONAL GENERAL TAX INFORMATION FOR ALL FUNDS

The information discussed in this section applies generally to all of the Funds that are described in this SAI, but is supplemented or modified in additional separate sections that are provided below for Aberdeen Tax-Free Income Fund and the Funds-of-Funds.

Buying a Dividend

If you are a taxable investor and invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.

Multi-Class Funds

Funds with multiple classes of shares calculate dividends and capital gain distributions the same way for each class.  The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) and administrative services fees applicable to each class.

Distributions of Net Investment Income

Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you receive them in cash or in additional shares. Distributions from qualified dividend income will be taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met by you and the Fund. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

Distributions of Capital Gains

A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

For U.S. federal income tax purposes, each Fund is generally permitted to carry forward a net capital loss in any taxable year to offset its own capital gains.  These amounts are available to be carried forward to offset future capital gains to extent permitted by the Code and applicable tax regulations.  Loss carryforwards stemming from pre-2011 taxable years are subject to an eight-year expiration.  In the event that the Fund were to experience an ownership change as defined for federal income tax purposes, the Fund’s loss carryforwards may be subject to limitation.

Medicare Contribution Tax

A 3.8 percent Medicare contribution tax will be imposed on net investment income, among other things, including interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Returns of Capital

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders.  A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investments in Foreign Securities

The next three paragraphs describe tax considerations that are applicable to Funds that invest in foreign securities.

Effect of foreign withholding taxes.  A Fund may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce a Fund’s distributions paid to you.

Effect of foreign debt investments on distributions.  Realized gains and losses from the sale of debt securities are treated as ordinary income or loss for federal income tax purposes by a Fund, to the extent attributable to foreign exchange gains or losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

Pass-through of foreign tax credits.  If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities or, at the close of each quarter, is at least 50% invested in other regulated investment companies, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income (if you itemize your income tax deductions) or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.  The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes by paid by a Fund) will be reduced if you receive foreign dividends from a Fund reported as qualified dividend income subject to taxation at long-term capital gain rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.  A Fund engaging in securities lending with respect to a security paying income subject to foreign taxes may not be able to pass through to its shareholders the ability to take a foreign tax credit for those taxes. In addition, a shareholder of a Fund may lose the ability to use foreign tax credits passed through by the Fund if the Fund shares are loaned pursuant to a securities lending agreement.

PFIC securities.  A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Fund intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security would cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends for individuals when distributed to you by a Fund. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which could be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.  In addition, a shareholder of a Fund may lose the ability to use foreign tax credits passed through by the Fund if the Fund shares are loaned pursuant to a securities lending agreement.

Information on the Amount and Tax Character of Distributions

Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year.  If you have not held Fund shares for a full year, a Fund may report and distribute to you, as ordinary income, as qualified dividends or as capital gains a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund.  Taxable distributions declared by a Fund in December to shareholders of record in such month but paid in January are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. Each Fund qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally is not subject to entity-level federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and the shareholders of the Fund would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal and possibly state corporate taxes on its taxable income and gain, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income, and distribution specific requirements, including:

(i) a Fund must derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income);

(ii) a Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting stock is held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships; and

(iii) a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year.  The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

Excise Tax Distribution Requirements

To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year.  Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Fund Shares

Sales, exchanges, and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, whether you receive cash or exchange them for shares of a different Fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize generally is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares.  Any redemption/exchange fees you incur on shares redeemed or exchanged within 90 days after the date they were purchased will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale or exchange.

Sales at a Loss Within Six Months of Purchase.  Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash Sales. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

Deferral of Basis — Class A shares only.  In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

If:

•                  In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

•                  You sell some or all of your original shares within 90 days of their purchase, and

•                  You reinvest the sales proceeds in the Fund or in another Fund on or before January 31 of the following year, and the sales charge that would otherwise apply is reduced or eliminated;

Then:

In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

Cost Basis Reporting.  A Fund’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in a Fund, subject to certain exceptions.  This cost basis reporting requirement is effective for shares purchased in a Fund on or after January 1, 2012.

U.S. Government Securities

The income earned on certain U.S. Government securities is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  The income on Fund investments in certain securities, such as repurchase agreements collateralized by U.S. Government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (Ginnie Mae) or Federal National Mortgage Association (Fannie Mae) securities), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividend Income For Individuals

For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates.  This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations.  Dividends from PFICs are not eligible to be treated as qualified dividend income.  Either none or only a nominal portion of the dividends paid by certain Funds will be qualified dividend income because they invest primarily in non-qualified foreign securities.  Income dividends earned by the Funds on non-qualified foreign securities will continue to be taxed at the higher ordinary income tax rate.  A Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside the definition of qualified dividend income.  In addition, if a Fund’s shares are loaned pursuant to a securities lending arrangement, dividends paid while the shares are held by the borrower may not be qualified dividend income.

Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment.  Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment.  When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return.  Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.  For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, a Fund will report the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.  If 95% or more of a Fund’s income is from qualified sources, it will be allowed to report 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction.  The portion of dividends paid by a Fund that qualifies for the corporate dividends-received deduction will be reported each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.  Either none or only a nominal portion of the dividends paid by certain Funds will be eligible for the corporate dividends-received deduction because they invest primarily in foreign securities.  A Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fail to qualify for the dividends received deduction.  In addition, if a Fund’s shares are loaned pursuant to a securities lending arrangement, dividends paid while the shares are held by the borrower may not qualify for the dividends received deduction.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that a Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.

Investment in Complex Securities

Each Fund may, if permitted by its investment strategies, invest in complex securities (e.g., futures, options, forward currency contracts, short-sales, PFICs, etc.) that may be subject to numerous special and complex tax rules.  These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income.  These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions).  These rules could defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain foreign securities.

These rules could, therefore, affect the amount, timing, or character of the income distributed to you by a Fund.  For example:

Derivatives.  A Fund may be permitted to invest in certain options, futures or forward currency contracts to hedge a Fund’s portfolio or for any other permissible purposes consistent with that Fund’s investment objective.  If a Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses.  In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Tax straddles.  A Fund’s investment in options, futures, forwards, or foreign currency contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Short sales and securities lending transactions.  A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.  Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income and to fail to qualify for the dividends received deduction.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income, and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

Convertible debt.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest.  If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Securities purchased at discount.  Certain Funds may be permitted to invest in securities issued or purchased at a discount such as zero coupon, deferred interest or payment-in-kind (PIK) bonds that could require it to accrue and distribute income not yet received.  Similar requirements may apply to securities purchased with market discount.  If it invests in these securities, a Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Credit default swap agreements.  A Fund may be permitted to enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Funds intend to monitor developments in this area.  Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in credit default swap agreements.

Investment in taxable mortgage pools (excess inclusion income).  The Funds may invest in U.S.-REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” A portion of a Fund’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

The rules concerning excess inclusion income are complex and unduly burdensome in their current form, and the Funds are awaiting further guidance from the IRS on how these rules are to be implemented. Shareholders should talk to their tax advisors about whether an investment in a Fund is a suitable investment given the potential tax consequences of the Fund’s receipt and distribution of excess inclusion income.

Investments in securities of uncertain tax character.  A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS.  To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.  In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards if any may be subject to limitation.

Backup Withholding

By law, each Fund must withhold 24% of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).  A Fund also must withhold if the IRS instructs it to do so.  The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund, but not on capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding if you fail to properly certify that you are not a U.S. person.

Capital gain dividends. In general, a capital gain dividend reported by a Fund and paid from its net long-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Investment in U.S. real property.  A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (“U.S.-REITs”). The sale of a U.S. real property interest (“USRPI”) by a Fund, or by a U.S.-REIT in which the Fund invests, may trigger special tax consequences to the Fund’s non-U.S. shareholders.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of Fund shares.

Distributions that a Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and a Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than

5% of the outstanding shares of a Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 21% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund could be subject to the 21% withholding tax and U.S. filing requirements unless more than 50% of a Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of a Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.

In addition, the same rules apply with respect to distributions to a foreign shareholder from a Fund and redemptions of a foreign shareholder’s interest in a Fund attributable to gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of a Fund’s stock is held by U.S. shareholders, distributions in kind of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution), in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain.  If the Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax, if applicable.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to the reporting and tax withholding rules described above.

U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. backup withholding and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the

United States has an income tax treaty.  A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

Withholding.  A 30% withholding tax is currently imposed on dividends and will be imposed on redemption proceeds paid after December 31, 2018, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners.  To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an intergovernmental agreement and implementing legislation is adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Reporting

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Tax reform legislation commonly known as the Tax Cuts and Jobs Act was enacted on December 22, 2017.  The act makes significant changes to the U.S. federal income tax rules for individuals and corporations. The application of certain provisions of the act is uncertain, and the changes in the act may have indirect effects on a Fund, its investments and its shareholders that cannot be predicted. In addition, future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

This discussion of “ADDITIONAL GENERAL TAX INFORMATION FOR THE FUNDS” is not intended or written to be used as tax advice and does not purport to deal with all U.S. federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

MAJOR SHAREHOLDERS

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any Fund.  As a result, Stephen A. Lieber 30 Year Charitable Trust could be considered a control person and principal shareholder of the Income Builder Fund and Stephen A. Lieber could be considered a control person and principal shareholder of the International Real Estate Equity Fund.

Set forth below is information with respect to each person, who, to the Trust’s knowledge, owned beneficially or of record more than 5% of any class of a Fund’s total outstanding shares and their aggregate ownership of such Fund’s total outstanding shares as of February 16, 2018.

International Real Estate Equity Fund — Institutional Class

Name and Address	% of Shares	Type of Ownership
RBC Capital Markets Corp FBO Stephen A Lieber c/o Alpine Woods Capital Investors, LLC 2500 Westchester Ave., Suite 215 Purchase, NY 10577	25.22	Record
Charles Schwab & Co. Inc. 211 Main St San Francisco, CA 94105-1905	11.43	Record
Essel Foundation c/o Alpine Woods Capital Investors, LLC 2500 Westchester Ave., Suite 215 Purchase, NY 10577	9.86	Beneficial
Samuel A. Lieber c/o Alpine Woods Capital Investors, LLC 2500 Westchester Ave., Suite 215 Purchase, NY 10577	6.47	Beneficial
Alpine Home Builders Equity LP 2500 Westchester Ave., Suite 215 Purchase, NY 10577-2515	5.90	Record

International Real Estate Equity Fund — Class A

Name and Address	% of Shares	Type of Ownership
Alpine Woods Capital Investors LLC 2500 Westchester Ave., Suite 215 Purchase, NY 10577	92.57	Beneficial
Charles Schwab & Co. Inc. 211 Main St San Francisco, CA 94105-1905	5.82	Record

Realy Income & Growth Fund — Institutional Class

Name and Address	% of Shares	Type of Ownership
Charles Schwab & Co. Inc. 211 Main St. San Francisco, CA 94105-1905	20.49	Record
Essel Foundation c/o Alpine Woods Capital Investors, LLC 2500 Westchester Ave., Suite 215 Purchase, NY 10577	8.11	Beneficial

Realty Income & Growth Fund — Class A

Name and Address	% of Shares	Type of Ownership
ATTN Mutual Funds Admin c/o 337 SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	65.93	Record
Alpine Woods Capital Investors LLC 2500 Westchester Ave., Suite 215 Purchase, NY 10577-2515	11.66	Beneficial
Merrill Lynch Pierce Fenner & Smith	6.91	Record

4800 Deer Lake Dr. E Jacksonville, FL 32246-6484

Global Infrastructure Fund — Institutional Class

Name and Address	% of Shares	Type of Ownership
Essel Foundation c/o Alpine Woods Capital Investors, LLC 2500 Westchester Ave., Suite 215 Purchase, NY 10577	15.05	Beneficial
Charles Schwab & Co. Inc. 211 Main St. San Francisco, CA 94105-1905	14.66	Record
UBS WM USA 1000 Harbor Blvd 5th Fl. Weehawken, NJ 07086-6761	8.34	Record
RBC Capital Markets LLC Lieber Institute 2500 Westchester Ave., Suite 215 Purchase, NY 10577-2515	6.91	Record
Samuel A Lieber c/o Alpine Woods Capital Investors, LLC 2500 Westchester Ave., Suite 215 Purchase, NY 10577-2515	5.85	Beneficial

Global Infrastructure Fund — Class A

Name and Address	% of Shares	Type of Ownership
UBS WM USA 1000 Harbor Blvd 5th Fl Weehawken, NJ 07086-6761	30.51	Record

Name and Address	% of Shares	Type of Ownership
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	6.92	Record
LPL Financial Attn: Mutual Fund Trading 4707 Executive Dr. San Diego, CA 92121 - 3091	6.35	Record

Dynamic Dividend Fund — Institutional Class

Name and Address	% of Shares	Type of Ownership
Charles Schwab & Co. Inc. 211 Main St. San Francisco, CA 94105-1905	19.68	Record
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	8.22	Record

Dynamic Dividend Fund — Class A

Name and Address	% of Shares	Type of Ownership
UBS WM USA 1000 Harbor Blvd 5th Fl. Weehawken, NJ 07086-6761	35.12	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Dr. E Jacksonville, FL 32246-6484	9.47	Record
Janney Montgomery Scott LLC FBO Customer 1717 Arch Street Philadelphia, PA 19103-2713	6.66	Record

Income Builder Fund — Institutional Class

Name and Address	% of Shares	Type of Ownership
Stephen A. Lieber 30 Year Charitable Trust c/o Alpine Woods Capital Investors, LLC 2500 Westchester Ave., Suite 215 Purchase, NY 10577	32.70	Beneficial
Essel Foundation c/o Alpine Woods Capital Investors, LLC 2500 Westchester Ave., Suite 215 Purchase, NY 10577	13.48	Beneficial
Lieber Institute Inc. 2500 Westchester Avenue Suite 215 Purchase, NY 10577-2515	12.32	Beneficial
Alpine Home Builders Equity LP 2500 Westchester Ave., Suite 215 Purchase, NY 10577-2515	7.21	Record

Name and Address	% of Shares	Type of Ownership
Samuel A Lieber c/o Alpine Woods Capital Investors, LLC 2500 Westchester Ave., Suite 215 Purchase, NY 10577	6.66	Beneficial
Stephen A Lieber c/o Alpine Woods Capital Investors, LLC 2500 Westchester Ave., Suite 215 Purchase, NY 10577	6.11	Beneficial

Income Builder Fund — Class A

Name and Address	% of Shares	Type of Ownership
Alpine Woods Capital Investors, LLC 2500 Westchester Ave., Suite 215 Purchase, NY 10577	41.67	Record
Charles Schwab & Co. Inc. 211 Main St San Francisco, CA 94105-1905	12.12	Record
Raymond James & Associates Inc. FBO Customer Silver Springs, FL 34488-2428	7.49	Record
Raymond James & Associates Inc. FBO Customer Silver Springs, FL 34488-2428	5.31	Record
Wells Fargo Cleaning Services FBO Customer 2801 Market St. Saint Louis, MO 63103-2523	5.06

Ultra Short Municipal Income Fund - Institutional Class

Name and Address	Percentage Ownership	Type of Ownership
Charles Schwab & Co. Inc. 211 Main St. San Francisco, CA 94105-1905	24.38	Record
UBS WM USA 1000 Harbor Blvd. Weehawken, NJ 07086-6761	18.34	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake. Dr. E Jacksonville, FL 32246-6484	12.90	Record

Ultra Short Municipal Income Fund - Class A

Name and Address	Percentage Ownership	Type of Ownership
UBS WM USA 1000 Harbor Blvd. Weehawken, NJ 07086-6761	47.95	Record

High Yield Managed Duration Municipal Fund - Institutional Class

Name and Address	Percentage Ownership	Type of Ownership
UBS WM USA 1000 Harbor Blvd. Weehawken, NJ 07086-6761	12.75	Record
Charles Schwab & Co. Inc. 211 Main St. San Francisco, CA 94105-1905	11.21	Record
Samuel A. Lieber C/O Alpine Woods Capital Investors, LLC 2500 Westchester Ave., Suite 215 Purchase, NY 10577-2515	6.62	Beneficial

High Yield Managed Duration Municipal Fund - Class A

Name and Address	Percentage Ownership	Type of Ownership
UBS WM USA 1000 Harbor Blvd. Weehawken, NJ 07086-6761	47.99	Record

FINANCIAL STATEMENTS

KPMG is the Funds’ independent registered public accounting firm.  KPMG audits the Funds’ annual financial statements.  The audited financial statements and financial highlights of the Alpine Predecessor Funds for their fiscal year ended October 31, 2017, as set forth in the Alpine Predecessor Funds’ annual report to shareholders, including the report of Ernst & Young, LLP, the Alpine Predecessor Fund’s independent registered public accounting firm, are incorporated by reference into this SAI.  No other parts of any annual report are incorporated by reference herein. A copy of the annual reports may be obtained upon request and without charge by writing to Aberdeen Funds c/o DST Asset Manager Solutions, Inc. at 30 Dan Road, Canton, MA 02021 or by calling 866-667-9231.

APPENDIX A- PORTFOLIO MANAGERS

DESCRIPTION OF COMPENSATION STRUCTURE

Aberdeen Asset Management Inc. (“Adviser”) and Aberdeen Asset Managers Limited (“AAML”) (together referred to as “Aberdeen”)

Aberdeen’s remuneration policies are designed to support its business strategy as a leading international asset manager.  The objective is to attract, retain and reward talented individuals for the delivery of sustained, superior returns for Aberdeen’s clients and shareholders.  Aberdeen operates in a highly competitive international employment market, and aims to maintain its strong track record of success in developing and retaining talent.

Aberdeen’s policy is to recognize corporate and individual achievements each year through an appropriate annual bonus scheme.  The aggregate value of awards in any year is dependent on the Aberdeen Group’s overall performance and profitability.  Consideration is also given to the levels of bonuses paid in the market.  Individual awards, which are payable to all members of staff, are determined by a rigorous assessment of achievement against defined objectives.

A long-term incentive plan for key staff and senior employees comprises of a mixture of cash and deferred shares in Aberdeen PLC, or, after August 14, 2017, Standard Life Aberdeen plc or select Aberdeen funds (where applicable).  Overall compensation packages are designed to be competitive relative to the investment management industry.

Base Salary

Aberdeen’s policy is to pay a fair salary commensurate with the individual’s role, responsibilities and experience, and having regard to the market rates being offered for similar roles in the asset management sector and other comparable companies. Any increase is generally to reflect inflation and is applied in a manner consistent with other Aberdeen employees; any other increases must be justified by reference to promotion or changes in responsibilities.

Annual Bonus

The Remuneration Committee of Aberdeen determines the key performance indicators that will be applied in considering the overall size of the bonus pool.  In line with practice amongst other asset management companies, individual bonuses are not subject to an absolute cap.  However, the aggregate size of the bonus pool is dependent on the Aberdeen Group’s overall performance and profitability.  Consideration is also given to the levels of bonuses paid in the market.  Individual awards are determined by a rigorous assessment of achievement against defined objectives, and are reviewed and approved by the Remuneration Committee.

Aberdeen has a deferral policy which is intended to assist in the retention of talent and to create additional alignment of executives’ interests with Aberdeen’s sustained performance and, in respect of the deferral into funds, managed by Aberdeen, to align the interest of asset managers with our clients.

Staff performance is reviewed formally at least once a year. The review process evaluates the various aspects that the individual has contributed to Aberdeen, and specifically, in the case of portfolio managers, to the relevant investment team. Discretionary bonuses are based on client service, asset growth and the performance of the respective portfolio manager. Overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also evaluated.

In the calculation of a portfolio management team’s bonus, Aberdeen takes into consideration investment matters (which include the performance of funds, adherence to the company investment process, and quality of company meetings) as well as more subjective issues such as team participation and effectiveness at client presentations.  To the extent performance is factored in, such performance is not judged against any specific benchmark and is evaluated over the period of a year - January to December. The pre- or after-tax performance of an individual account is not considered in the determination of a portfolio manager’s discretionary bonus; rather the review process evaluates the overall performance of the team for all of the accounts the team manages.

Portfolio manager performance on investment matters is judged over all of the accounts the portfolio manager contributes to and is documented in the appraisal process.  A combination of the team’s and individual’s performance is considered and evaluated.

Although performance is not a substantial portion of a portfolio manager’s compensation, Aberdeen also recognizes that fund performance can often be driven by factors outside one’s control, such as (irrational) markets, and as such pays attention to the effort by portfolio managers to ensure integrity of our core process by sticking to disciplines and processes set, regardless of momentum and ‘hot’ themes.  Short-terming is thus discouraged and trading-oriented managers will thus find it difficult to thrive in the Aberdeen environment.  Additionally, if any of the aforementioned undue risks were to be taken by a portfolio manager, such trend would be identified via Aberdeen’s dynamic compliance monitoring system.

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into the following three categories: (1) registered investment companies; (2) other pooled investment vehicles; and (3) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately. The figures in the chart below for the category of “registered investment companies” do not include the Funds listed under each portfolio manager’s name in the opposite column. The “Other Accounts Managed” represents the accounts managed by the teams of which the portfolio manager is a member.

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2017)
Global Equity Team
Stephen Docherty Dynamic Dividend Fund Global Infrastructure Fund

Registered Investment Companies: 5 accounts, $967.38 total assets
Other Pooled Investment Vehicles: 35 accounts, $7,765.30 total assets (1 account, $2,339.97 total assets of which the advisory fee is based on performance)
Other Accounts: 31 accounts, $8,638.07 total assets (1 account, $168.63 total assets of which the advisory fee is based on performance)

Bruce Stout Dynamic Dividend Fund Global Infrastructure Fund

Registered Investment Companies: 5 accounts, $967.38 total assets
Other Pooled Investment Vehicles: 35 accounts, $7,765.30 total assets (1 account, $2,339.97 total assets of which the advisory fee is based on performance)
Other Accounts: 31 accounts, $8,638.07 total assets (1 account, $168.63 total assets of which the advisory fee is based on performance)

Jamie Cumming Dynamic Dividend Fund Global Infrastructure Fund

Registered Investment Companies: 5 accounts, $967.38 total assets
Other Pooled Investment Vehicles: 35 accounts, $7,765.30 total assets (1 account, $2,339.97 total assets of which the advisory fee is based on performance)
Other Accounts: 31 accounts, $8,638.07 total assets (1 account, $168.63 total assets of which the advisory fee is based on performance)

Martin Connaghan Dynamic Dividend Fund Global Infrastructure Fund

Registered Investment Companies: 5 accounts, $967.38 total assets
Other Pooled Investment Vehicles: 35 accounts, $7,765.30 total assets (1 account, $2,339.97 total assets of which the advisory fee is based on performance)
Other Accounts: 31 accounts, $8,638.07 total assets (1 account, $168.63 total assets of which the advisory fee is based on performance)

Stewart Methven Dynamic Dividend Fund Global Infrastructure Fund

Registered Investment Companies: 5 accounts, $967.38 total assets
Other Pooled Investment Vehicles: 35 accounts, $7,765.30 total assets (1 account, $2,339.97 total assets of which the advisory fee is based on performance)
Other Accounts: 31 accounts, $8,638.07 total assets (1 account,

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2017)
$168.63 total assets of which the advisory fee is based on performance)
US Equity Team
Brian Fox Aberdeen Income Builder Fund	Registered Investment Companies: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 2 accounts, $1,916.43 total assets Other Accounts: 0 accounts, $0 total assets
Matthew Kence Aberdeen Income Builder Fund	Registered Investment Companies: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 5 accounts, $3,165.15 total assets Other Accounts: 0 accounts, $0 total assets
Kenneth Murphy Aberdeen Income Builder Fund	Registered Investment Companies: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 1 accounts, $7,235.00 total assets Other Accounts: 0 accounts, $0 total assets
Fran Radano Aberdeen Income Builder Fund	Registered Investment Companies: 4 accounts, $2,356.99 total assets Other Pooled Investment Vehicles: 10 accounts, $730.51 total assets Other Accounts: 11 accounts, $268.10 total assets
George Westervelt Aberdeen Income Builder Fund	Registered Investment Companies: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 1 account, $180.47 total assets
Global Real Estate Team
Svitlana Gubriy Realty Income & Growth	Registered Investment Companies: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 11 accounts, $53,988.06 total assets Other Accounts: 0 accounts, $0 total assets
Bill Pekowitz Realty Income & Growth	Registered Investment Companies: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 8 accounts, $6,640.14 total assets Other Accounts: 0 accounts, $0 total assets
John Stewart International Real Estate Equity	Registered Investment Companies: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 4 accounts, $42.38 total assets Other Accounts: 0 accounts, $0 total assets
Bruce Ebnother International Real Estate Equity	Registered Investment Companies: 1 account, $613.13 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
US Fixed Income Team
Charles Tan High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund	Registered Investment Companies: 2 accounts, $398.09 total assets Other Pooled Investment Vehicles: 7 accounts, $338.19 total assets Other Accounts: 18 accounts, $2,923.93 total assets
Edward Grant High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund	Registered Investment Companies: 2 accounts, $398.09 total assets Other Pooled Investment Vehicles: 7 accounts, $338.19 total assets Other Accounts: 18 accounts, $2,923.93 total assets
Lesya Paisley High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund	Registered Investment Companies: 2 accounts, $398.09 total assets Other Pooled Investment Vehicles: 7 accounts, $338.19 total assets Other Accounts: 18 accounts, $2,923.93 total assets
Brie Groh High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund	Registered Investment Companies: 2 accounts, $398.09 total assets Other Pooled Investment Vehicles: 7 accounts, $338.19 total assets Other Accounts: 18 accounts, $2,923.93 total assets

POTENTIAL CONFLICTS OF INTEREST

Aberdeen Asset Management Inc. and Aberdeen Asset Managers Limited

The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another.  However, the Adviser believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, the Adviser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance of the portfolio held by that account.  The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Another potential conflict could include instances in which securities considered as investments for the Fund also may be appropriate for other investment accounts managed by the Adviser or its affiliates.  Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Adviser may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Adviser that the benefits from the Adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.  The Trust has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

With respect to non-discretionary model delivery accounts, Aberdeen will deliver model changes subsequent to commencing trading on behalf of discretionary accounts.  Model changes are typically delivered on a security by security basis.  The timing of such delivery is determined by Aberdeen and will depend on the anticipated market impact of trading.  Market impact includes, but is not limited to, factors such as liquidity and price impact.  When minimal market impact is anticipated, Aberdeen typically delivers security level model changes after such time when approximately two-thirds of the full discretionary order has been executed.  Although Aberdeen anticipates delivering model changes of such securities after approximately two-thirds of the discretionary order has been executed, Aberdeen may deliver model changes prior to or substantially after two-thirds have been executed depending on prevailing market conditions and trader discretion.  With respect to securities for which Aberdeen anticipates a more significant market impact, Aberdeen intends to withhold model deliver changes until such time when the entire discretionary order has been fully executed.  Anticipated market impact on any given security is determined at the sole discretion of Aberdeen based on prior market experience and current market conditions.  Actual market impact may vary significantly from anticipated market impact.  Notwithstanding the aforementioned, Aberdeen may provide order instructions simultaneously or prior to completion of trading for other accounts if the trade represents a relatively small proportion of the average daily trading volume of the particular security or other instrument.

Aberdeen does not trade for non-discretionary model delivery clients. Because model changes may be delivered to non-discretionary model clients prior to the completion of Aberdeen’s discretionary account trading, Aberdeen may compete against these clients in the market when attempting to execute its orders for its discretionary accounts.  As a result, discretionary clients may experience negative price and liquidity impact due to multiple market participants attempting to trade in a similar direction on the same security.

Timing delays or other operational factors associated with the implementation of trades may result in non-discretionary and model delivery clients receiving materially different prices relative to other client accounts.  This may create performance dispersions within accounts with the same or similar investment mandate.

Investment decisions for strategies that have model delivery clients may cause a Fund to compete against such model delivery clients that hold and trade in a same security as the Fund.

APPENDIX B — DEBT RATINGS

STANDARD & POOR’S DEBT RATINGS

A.                                    Issue Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

1.                                      Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

•                  The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

•                  The nature and provisions of the financial obligation, and the promise we impute; and

•                  The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings*

AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB - An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB - An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B - An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC - An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC - An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C - An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D - An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR - This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

* The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

2.                                      Short-Term Issue Credit Ratings

Short-Term Issue Credit Ratings

A-1 - An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P Global Ratings. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2 - An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 - An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.

B - An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C - An obligor rated ‘C’ is currently vulnerable to nonpayment that would result in an ‘SD’ or ‘D’ issuer rating and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

R - An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

SD and D - An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its financial obligations (rated or unrated), excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms, when it came due. An obligor is considered in default unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A ‘D’ rating is assigned when S&P Global Ratings believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P Global Ratings believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding hybrid instruments classified as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor’s rating is lowered to ‘D’ or ‘SD’ if it is conducting a distressed exchange offer.

NR - An issuer designated ‘NR’ is not rated.

B.                                    Municipal Short-Term Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•                  Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•                  Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note Ratings

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICE INC. (“Moody’s”) LONG-TERM DEBT RATINGS

Aaa - Issuers assessed Aaa are judged to have the highest intrinsic, or standalone, financial strength, and thus subject to the lowest level of credit risk absent any possibility of extraordinary support from an affiliate or a government.

Aa - Issuers assessed Aa are judged to have high intrinsic, or standalone, financial strength, and thus subject to very low credit risk absent any possibility of extraordinary support from an affiliate or a government.

A - Issuers assessed A are judged to have upper-medium-grade intrinsic, or standalone, financial strength, and thus subject to low credit risk absent any possibility of extraordinary support from an affiliate or a government.

Baa - Issuers assessed Baa are judged to have medium-grade intrinsic, or standalone, financial strength, and thus subject to moderate credit risk and, as such, may possess certain speculative credit elements absent any possibility of extraordinary support from an affiliate or a government.

Ba - Issuers assessed Ba are judged to have speculative intrinsic, or standalone, financial strength, and are subject to substantial credit risk absent any possibility of extraordinary support from an affiliate or a government.

B - Issuers assessed B are judged to have speculative intrinsic, or standalone, financial strength, and are subject to high credit risk absent any possibility of extraordinary support from an affiliate or a government.

Caa - Issuers assessed Caa are judged to have speculative intrinsic, or standalone, financial strength, and are subject to very high credit risk absent any possibility of extraordinary support from an affiliate or a government.

Ca - Issuers assessed Ca have highly speculative intrinsic, or standalone, financial strength, and are likely to be either in, or very near, default, with some prospect for recovery of principal and interest; or, these issuers have avoided default or are expected to avoid default through the provision of extraordinary support from an affiliate or a government.

C - Issuers assessed C are typically in default, with little prospect for recovery of principal or interest; or, these issuers are benefiting from a government or affiliate support but are likely to be liquidated over time; without support there would be little prospect for recovery of principal or interest.

STATE AND MUNICIPAL NOTES

Excerpts from Moody’s description of state and municipal note ratings:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

FITCH, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security.  The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable.  Fitch does not audit or verify the truth or accuracy of such information.  Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered investment grade and representing the lowest expectation of credit risk.  The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality.  This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered to be investment grade and represent a low expectation of credit risk.  This rating indicates a strong capacity for timely payment of financial commitments.  This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds are considered speculative.  This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B Bonds are considered highly speculative.  This rating indicates that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC Bonds are considered a high default risk.  Default is a real and C possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A “CC” rating indicates that default of some kind appears probable.  “C” rating signal imminent default.

DDD, DD Bonds are in default.  Such bonds are not meeting current and D obligations and are extremely speculative.  “DDD” designates the highest potential for recovery of amounts outstanding on any securities involved and “D” represents the lowest potential for recovery.

MOODY’S

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf ) to all structured finance ratings.3 The addition of (sf ) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf ) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.

GLOBAL SHORT-TERM RATING SCALE

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations. NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

U.S. MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION RATINGS

SHORT-TERM OBLIGATION RATINGS

While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

FITCH’S SHORT-TERM RATINGS

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+ - Exceptionally strong credit quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Very strong credit quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 - Good credit quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

APPENDIX C - PROXY VOTING POLICIES AND PROCEDURES

Aberdeen U.S. Registered Advisers
Summary of Proxy Voting Guidelines

as of June 1, 2017

Aberdeen and its affiliated U.S. registered advisers (the “Aberdeen Advisers”) have adopted a proxy voting policy. The proxy voting policy is designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interests of clients.

Voting decisions are made by the Aberdeen Advisers investment managers and are based on their knowledge of the company and discussions with management — Aberdeen Advisers’ investment managers consider explanations from companies about their compliance with relevant corporate governance codes and may refer to independent research from voting advisory services in reaching a voting decision. Where contentious issues arise in relation to motions put before a shareholders’ meeting, Aberdeen Advisers will usually contact the management of the company to exchange views and give management the opportunity to articulate its position. The long term nature of the relationships that we develop with investee company boards should enable us to deal with any concerns that we may have over strategy, the management of risk or governance practices directly with the chairman or senior independent director. In circumstances where this approach is unsuccessful, Aberdeen Advisers are prepared to escalate their intervention by expressing their concerns through the company’s advisers, through interaction with other shareholders or attending and speaking at General Meetings.

As an independent asset manager, Aberdeen is free of many of the conflicts of interest that can compromise the implementation of a rigorous and objective proxy voting policy. However, in managing third party money on behalf of clients, there are a limited number of situations where potential conflicts of interest could arise in the context of proxy voting. One case is where funds are invested in companies that are either clients or related parties of clients. Another case is where one fund managed by Aberdeen invests in other funds managed by Aberdeen.

For cases involving potential conflicts of interest, Aberdeen Advisers have implemented procedures to ensure the appropriate handling of proxy voting decisions. The guiding principle of Aberdeen Advisers’ conflicts of interest policy is simple — to exercise our right to vote in the best interests of the clients on whose behalf we are managing funds.

The first step is to identify any significant potential conflicts of interest in advance by highlighting those stocks where a potential conflict may arise. These stocks are recorded in a conflicts of interest database.

The provisional voting decision made by a fund manager or other individual will be compared against any third party proxy voting research or recommendations. For those cases where there is a contentious issue, including among others those cases where there is a difference between the provisional voting decision and the third party voting recommendation, the rationale will need to be more detailed than in a standard case. The process for handling these cases will be overseen by the designated corporate governance specialist, but in active portfolios the final decision on contentious proxy voting matters rests with the respective regional head of equities.

This policy has been developed by the Aberdeen corporate governance working group. The implementation of this policy, along with the conflicts of interest database, will be reviewed periodically by the group.

C-1

PART C: OTHER INFORMATION

Item 28.                                                  Exhibits

(a)                                 (1) Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1 of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A as filed on March 13, 2008 (Accession Number 0001104659-08-017390).

(a)                                 Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1.a of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A as filed on June 23, 2008 (Accession Number 0001193125-08-138324) (“Post-Effective Amendment No. 2”).

(b)                                 Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, Aberdeen International Focus Fund, Aberdeen International Focus Portfolio and Aberdeen Asia Bond Fund is incorporated by reference to Exhibit EX-99.a.1.c of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A as filed on April 22, 2009 (Accession Number 0001104659-09-025445).

(c)                                  Certificate of Establishment and Designation of Additional Series and Share Class of Aberdeen Funds establishing the Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.a.1.d of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A as filed on July 20, 2009 (Accession Number 0001104659-09-043743) (“Post-Effective Amendment No. 14”).

(d)                                 Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund and Institutional Service Class for the Aberdeen International Equity Institutional Fund, Aberdeen Asia Bond Institutional Fund and Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.a.1.d of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A as filed on October 28, 2009 (Accession Number 0001135428-09-000523).

(e)                                  Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Emerging Markets Debt Local Currency Fund, Aberdeen Global High Yield Bond Fund and Aberdeen Ultra-Short Duration Bond Fund is incorporated by reference to Exhibit EX-99.a.1.f of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A as filed on October 4, 2010 (Accession Number 0001104659-10-051121) (“Post-Effective Amendment No. 28”).

(f)                                   Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen U.S. Equity I Fund and Aberdeen U.S. Equity II Fund is incorporated by reference to Exhibit EX-99.a.1.g of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A as filed on August 12, 2011 (Accession Number 0001104659-11-046544) (“Post-Effective Amendment No. 39”).

(g)                                  Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen U.S. High Yield Bond

Fund is incorporated by reference to Exhibit EX-99.a.1.g of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A as filed on December 15, 2011 (Accession Number 0001104659-11-069674) (“Post-Effective Amendment No. 43”).

(h)                                 Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Emerging Markets Debt Fund is incorporated by reference to Exhibit EX-99.a.1.j of Post-Effective Amendment No.47 to the Registrant’s Registration Statement on Form N-1A as filed on June 15, 2012 (Accession Number 0001104659-12-043873) (“Post-Effective Amendment No. 47”).

(i)                                     Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Alternative Strategies Fund and Aberdeen Alternative Strategies Fund II is incorporated by reference to Exhibit EX-99.a.1.k of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A as filed on October 15, 2015 (Accession Number 0001104659-15-070904) (“Post-Effective Amendment No. 67”).

(j)                                    Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Japanese Equities Fund is incorporated by reference to Exhibit EX-99.a.1.m of Post-Effective Amendment No. 69 filed on November 25, 2015 (Accession Number 0001104659-15-081471) (“Post-Effective Amendment No. 69”).

(k)                                 Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen U.S. Mid Cap Equity Fund is incorporated by reference to Exhibit EX-99.a.1.n of Post-Effective Amendment No. 72 filed on February 29, 2016 (Accession Number 0001104659-16-101125) (“Post-Effective Amendment No. 72”).

(l)                                     Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund is filed herewith.

(2) Certificate of Trust of Registrant, as filed with the Office of the Secretary of State of the State of Delaware on September 27, 2007, is incorporated by reference to the Registrant’s initial Registration Statement on Form N-1A as filed on October 12, 2007 (Accession Number 0001137439-07-000471).

(b)                                 Amended and Restated By-Laws of Registrant are incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s initial Registration Statement on Form N-1A as filed on January 18, 2008 (Accession Number 0001386893-08-000026).

(c)                                  (1) See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust.

(2) See Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws.

(d)                                 (1) Investment Advisory Agreement dated February 7, 2008 between Registrant and Aberdeen Asset Management Inc. (“AAMI”) (the “2008 Advisory Agreement”) is incorporated by reference to Exhibit EX-99.d.1 of Post-Effective Amendment No. 2 filed on June 23, 2008.

(a)   Amendment and Amended Exhibit A to the 2008 Advisory Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.d.1.a of Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A as filed on February 28, 2018 (Accession Number 0001104659-18-013510) (“Post-Effective Amendment No. 85”).

(2) Investment Advisory Agreement dated November 13, 2015 between Registrant and AAMI (the “2015 Advisory Agreement”) is incorporated by reference to Exhibit EX-99.d.2 of Post-Effective Amendment No. 69 on November 25, 2015.

(a)                                 Amendment to the 2015 Advisory Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.d.2.a of Post-Effective Amendment No. 72 filed on February 29, 2016.

(3) Subadvisory Agreement between Registrant, AAMI and Aberdeen Asset Management Asia Limited (“AAMAL”) is incorporated by reference to Exhibit EX-99.d.3 of Post-Effective Amendment No. 28 filed on October 4, 2010.

(a)   Exhibit A to the Subadvisory Agreement between Registrant, AAMI and AAMAL incorporated by reference to Exhibit EX-99.d.3.a of Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A as filed on August 15, 2016 (Accession Number 0001104659-16-139760) (“Post-Effective Amendment No. 75”).

(4) Subadvisory Agreement between Registrant, AAMI and Aberdeen Asset Managers Limited (“AAML”) is incorporated by reference to Exhibit EX-99.d.4 of Post-Effective Amendment No. 47 filed on June 15, 2012.

(a)                                 Amended Exhibit A to the Subadvisory Agreement between Registrant, AAMI and AAML is incorporated by reference to Exhibit EX-99.d.4.a of Post-Effective Amendment No. 77 filed on December 29, 2016.

(5)  Form of Investment Advisory Agreement between Registrant and AAMI with respect to the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund is filed herewith.

(6)  Form of Subadvisory Agreement between Registrant, AAMI and AAML with respect to the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen International Real Estate Equity Fund and Aberdeen Realty Income & Growth Fund is filed herewith.

(e)                                  (1) Underwriting Agreement between Registrant and Aberdeen Fund Distributors, LLC is incorporated by reference to Exhibit EX-99.e.1 of Post-Effective Amendment No. 2 filed on June 23, 2008.

(a)                                 Amended Schedule A to the Underwriting Agreement between Registrant and Aberdeen Fund Distributors, LLC is incorporated by reference to Exhibit EX-99.e.1.a of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A as filed on February 28, 2017 (Accession Number 0001104659-17-012584) (“Post-Effective Amendment No. 79”).

(b)                                 Form of Amended Schedule A to the Underwriting Agreement between Registrant and Aberdeen Fund Distributors, LLC for the addition of Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High

Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund is filed herewith.

(2) Form of Dealer Agreement is incorporated by reference to Exhibit EX-99.e.2 of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A as filed on September 14, 2017 (Accession Number 0001104659-17-057178) (“Post-Effective Amendment No. 81”).

(f)                                   Not Applicable.

(g)                                  (1) Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.g of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A as filed on July 12, 2010 (Accession Number 0001104659-10-037599) (“Post-Effective Amendment No. 26”).

(a)                                 Amendment dated March 5, 2014 to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.g.1.a of Post-Effective Amendment No. 63 filed on February 27, 2015.

(b)                                 Amended Appendix A to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.g.1.b of Post-Effective Amendment No. 82 filed on November 15, 2017.

(c)                                  Form of Amended Appendix A to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company for the addition of Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund is filed herewith.

(h)                                 (1) Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1 of Post-Effective Amendment No. 2 filed on June 23, 2008.

(a)                                 Amended Exhibit B to the Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1.a of Post-Effective Amendment No. 82 filed on November 15, 2017.

(b)                                 Form of Amended Exhibit B to the Fund Administration Agreement between Registrant and AAMI for the addition of Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund is filed herewith.

(2) Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Exhibit EX-99.h.2 of Post-Effective Amendment No. 39 filed on August 12, 2011.

(a)                                 Amendment dated September 18, 2014 to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. is

incorporated by reference to Exhibit EX-99.h.2.a of Post-Effective Amendment No. 63 filed on February 27, 2015.

(b)                                 Amendment dated February 3, 2015 to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Exhibit EX-99.h.2.b of Post-Effective Amendment No. 63 filed on February 27, 2015.

(c)                                  Amendment dated December 11, 2015 to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Exhibit EX-99.h.2.d of Post-Effective Amendment No. 72 filed on February 29, 2016.

(d)                                 Form of Amended Schedule A to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Exhibit EX-99.h.2.d of Post-Effective Amendment No. 82 filed on November 15, 2017.

(e)                                  Form of Amended Schedule A to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. for the addition of Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund is filed herewith.

(3) Sub-Administration Agreement between AAMI and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.h.3 of Post-Effective Amendment No. 26 filed on July 12, 2010.

(a)                                 Funds Letter and Amended Schedule A to the Sub-Administration Agreement between AAMI and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.h.3.a of Post-Effective Amendment No. 82 filed on November 15, 2017.

(b)                                 Form of Funds Letter and Amended Schedule A to the Sub-Administration Agreement between AAMI and State Street Bank and Trust Company for the addition of Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund is filed herewith.

(4) Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4 of Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A as filed on February 6, 2009 (Accession Number 0001386893-09-000028).

(a)                                 Exhibit A to the Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4.a of Post-Effective Amendment No. 71 filed on December 16, 2015.

(b)                                 Amendment to Administrative Services Plan incorporated by reference to Exhibit EX-99.h.4.c of Post-Effective Amendment No. 72 filed on February 29, 2016.

(c)                                  Second Amendment to Administrative Services Plan is incorporated by reference to Exhibit EX-99.h,4,c of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A as filed on June 16, 2016 (Accession Number 0001104659-16-127716) (“Post-Effective Amendment No. 74”).

(d)                                 Third Amendment to Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4.d of Post-Effective Amendment No. 79 filed on February 28, 2017.

(e)                                  Fourth Amendment to Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4.d of Post-Effective Amendment No. 81 filed on September 14, 2017.

(f)                                   Form of Fifth Amendment to Administrative Services Plan for the addition of Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund is filed herewith.

(5) Form of Servicing Agreement is incorporated by reference to Exhibit EX-99.h.5 of Post-Effective Amendment No. 81 filed on September 14, 2017.

(6) Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6 of Post-Effective Amendment No. 77 filed on December 29, 2016.

(a)                                 Amended Exhibit A to the Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6 of Post-Effective Amendment No. 85 filed on February 28, 2018.

(7) Form of Expense Limitation Agreement between the Registrant and AAMI with respect to the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund is filed herewith.

(i)                                     (1) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for initial 26 Funds (Stradley Ronon Stevens & Young, LLP) is incorporated by reference to Exhibit EX-99.i of Post-Effective Amendment No. 2 filed on June 23, 2008.

(2) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Aberdeen Asia Bond Institutional Fund, Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund and Aberdeen International Equity Institutional Fund (Stradley Ronon Stevens & Young, LLP) is incorporated by reference to Exhibit EX-99.i.3 of Post-Effective Amendment No. 14 filed on July 20, 2009.

(3) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Aberdeen Emerging Markets Institutional Fund (Stradley Ronon Stevens & Young, LLP) is incorporated by reference to Exhibit EX-99.i.4 of Post-Effective Amendment No. 14 filed on July 20, 2009.

(4) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Institutional Service Class Shares of Aberdeen Asia Bond Institutional Fund, Aberdeen International Equity Institutional Fund and Aberdeen Emerging Markets Institutional

Fund (Stradley Ronon Stevens & Young, LLP) is incorporated by reference to Exhibit EX-99.i.5 of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A as filed on November 6, 2009 (Accession Number 0001421877-09-000283) (“Post-Effective Amendment No. 21”).

(5) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund (Stradley Ronon Stevens & Young, LLP) is incorporated by reference to Exhibit EX-99.i.6 of Post-Effective Amendment No. 21 filed on November 6, 2009.

(6) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Aberdeen Emerging Markets Debt Local Currency Fund, Aberdeen Global High Yield Bond Fund and Aberdeen Ultra-Short Duration Bond Fund is incorporated by reference to Exhibit EX-99.i.7 of Post-Effective Amendment No. 28 filed on October 4, 2010.

(7) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Aberdeen U.S. Equity I Fund and Aberdeen U.S. Equity II Fund is incorporated by reference to Exhibit EX-99.i.7 of Post-Effective Amendment No. 39 filed on August 12, 2011.

(8) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Aberdeen U.S. High Yield Bond Fund is incorporated by reference to Exhibit EX-99.i.10 of Post-Effective Amendment No. 43 filed on December 15, 2011.

(9) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Aberdeen Emerging Markets Debt Fund is incorporated by reference to Exhibit EX 99.i.11 of Post-Effective Amendment No. 47 filed on June 15, 2012.

(10) Opinion and Consent of Counsel that Class R, Institutional Class and Institutional Service Class shares will be legally issued, fully paid and non-assessable for the Aberdeen Tax-Free Income Fund is incorporated by reference to Exhibit EX-99.i.13 of Post-Effective Amendment No. 56 filed on February 25, 2013.

(11) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Aberdeen Japanese Equities Fund is incorporated by reference to Exhibit EX-99.i.14 of Post-Effective Amendment No. 69 filed on November 25, 2015.

(12) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Aberdeen U.S. Mid Cap Equity Fund is incorporated by reference to Exhibit EX-99.i.15 of Post-Effective Amendment No. 72 filed on February 29, 2016.

(13) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Class T shares of the Registrant is incorporated by reference to Exhibit EX-99.i.14 of Post-Effective Amendment No. 79 filed on February 28, 2017.

(14) Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund is filed herewith.

(j)                                    Consent of Ernst & Young, LLP, independent registered public accounting firm is filed herewith.

(k)                                 Not Applicable.

(l)                                     Initial Capital Agreement between Registrant and AAMI is incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s initial Registration Statement on Form N-1A as filed on February 5, 2008 (Accession Number 000137439-08-000064).

(m)                             Amended Distribution Plan for the addition of the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund is filed herewith.

(n)                                 Amended Rule 18f-3 Plan for the addition of the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund is filed herewith.

(o)                                 Reserved.

(p)                                 (1) Code of Ethics of Registrant is incorporated by reference to Exhibit EX-99.p.1 of Post-Effective Amendment No. 74 filed on June 16, 2016.

(2) Code of Ethics of AAMI, AAML, AAMAL and Aberdeen Fund Distributors, LLC is incorporated by reference to Exhibit EX-99.p.2 of Post-Effective Amendment No. 74 filed on June 16, 2016.

(q)                                 (1) Power of Attorney with respect to the Trust for P. Gerald Malone, Warren C. Smith, Richard H. McCoy, Peter D. Sacks, Martin Gilbert, Neville Miles, Rahn K. Porter, Steven N. Rappaport and John T. Sheehy is incorporated by reference to Exhibit EX-99.q.1 of Post-Effective Amendment No. 77 filed on December 29, 2016.

(2) Power of Attorney with respect to the Trust for Bev Hendry and Andrea Melia is incorporated by reference to Exhibit EX-99.q.2 of Post-Effective Amendment No. 77 filed on December 29, 2016.

(3) Certificate of Secretary is filed herewith as Exhibit EX-99.q.3.

Item 29. Persons Controlled by or under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 30.                                                  Indemnification

(a)                                 Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust (“Trust Declaration”) provides that the Registrant (the “Trust”), out of the Trust Property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Trust.This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted.Nothing in the Trust Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office (such conduct referred to herein as “Disqualifying Conduct”).

For the purpose of this indemnification and limitation of liability, “Agent” means any person who is or was a trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; “Proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative.To the fullest extent that limitations on the liability of Agents are permitted by the Delaware Statutory Trust Act, as amended, and other applicable law, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter of the Trust.No amendment or repeal of Article VII of the Trust Declaration regarding indemnification shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

(b)                                 The Registrant’s Trust Declaration provides that to the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person’s capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of Article VII of the Trust Declaration.

(c)                                  In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and the Registrant’s sub-advisers, administrator, principal underwriter and custodian are provided in: (1) Section 7(b) of each Investment Advisory Agreement between the Registrant and Aberdeen Asset Management, Inc. (“AAMI”); (2) Section 10 of the Sub-Advisory Agreements among the Registrant, AAMI and each of the following sub-advisers: (a) Aberdeen Asset Management Asia Limited and (b) Aberdeen Asset Managers Limited; (3) Section 9(a) and (b) of the Underwriting Agreement between the Registrant and Aberdeen Fund Distributors, LLC; (4) Section 8 of the Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc.; and (5) Section 17 of the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company. Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties.These Agreements are incorporated herein by reference to Item 28.

Item 31. Business and Other Connections of the Investment Adviser.

The Registrant’s investment adviser, Aberdeen Asset Management Inc. (“AAMI”), is a Delaware corporation. In addition to providing investment advisory services to registered management investment companies, AAMI provides investment advisory services to individual accounts.Additional information as to AAMI and the directors and officers of AAMI is included in AAMI’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-49966), which is incorporated herein by reference and sets forth the officers and directors of AAMI and information as to any business, profession, vocation or employment of a substantial nature engaged in by AAMI and such officers and directors during the past two years.

The Registrant’s subadviser, Aberdeen Asset Managers Limited (“AAML”), is a Scottish company. Additional information as to AAML and the directors and officers of AAML is included in AAML’s Form ADV filed with the SEC (File No. 801-75074), which is incorporated herein by reference and sets forth the officers and directors of AAML and information as to any business, profession, vocation or employment of a substantial nature engaged in by AAML and such officers and directors during the past two years.

The Registrant’s subadviser, Aberdeen Asset Management Asia Limited (“AAMAL”), is a Singapore corporation. Additional information as to AAMAL and the directors and officers of AAMAL is included in AAMAL’s Form ADV filed with the SEC (File No. 801-62020), which is incorporated herein by reference and sets forth the officers and directors of AAMAL and information as to any business, profession, vocation or employment of a substantial nature engaged in by AAMAL and such officers and directors during the past two years.

Item 32. Principal Underwriters.

(a)           Aberdeen Fund Distributors, LLC (the “Distributor”) acts as principal underwriter for the Registrant and each of its series. The Distributor also serves as the principal underwriter for Aberdeen Investment Funds.

(b)

Name	Position with Underwriter	Position with Registrant
Mickey Janvier 1735 Market Street, 32nd Floor Philadelphia, PA 19103	Chief Executive Officer	None
Raoul Clark 1735 Market Street, 32nd Floor Philadelphia, PA 19103	Chief Compliance Officer	None
Chad Kirschenblatt 100 Quentin Roosevelt Blvd. Suite 516 Garden City, NY 11530	Financial Operations Principal	None

(c)                                  Not Applicable.

Item 33. Location of Accounts and Records.

For all series of the Trust other than those noted below, all accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of DST Asset Manager Solutions, 30 Dan Road, Canton, MA 02021 with the exception of those maintained by the Registrant’s investment adviser, Aberdeen Asset Management Inc. at 1735 Market Street, 32nd Floor, Philadelphia, PA 19103.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 86 to this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 86 to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 7th day of March, 2018.

Aberdeen Funds
Registrant

By:	/s/ Bev Hendry(1)
Bev Hendry
President of Aberdeen Funds

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

	Name	Title	Date

	/s/ Bev Hendry(1)	President and Chief Executive Officer	March 7, 2018
Bev Hendry

	/s/ Andrea Melia(1)	Treasurer, Chief Financial Officer And Principal Accounting Officer	March 7, 2018
Andrea Melia

	/s/ P. Gerald Malone(1)	Chairman of the Board	March 7, 2018
P. Gerald Malone

	/s/ Peter D. Sacks(1)	Trustee	March 7, 2018
Peter D. Sacks

	/s/ Warren C. Smith(1)	Trustee	March 7, 2018
Warren C. Smith

	/s/ Neville Miles(1)	Trustee	March 7, 2018
Neville Miles

	/s/ Rahn K. Porter(1)	Trustee	March 7, 2018
Rahn K. Porter

	/s/ Steven N. Rappaport(1)	Trustee	March 7, 2018
Steven N. Rappaport

	/s/ Martin Gilbert(1)	Trustee	March 7, 2018
Martin Gilbert

By:	/s/ Lucia Sitar
Lucia Sitar
Attorney In Fact

(1)   Pursuant to a power of attorney incorporated herein by reference.

Exhibit List

Exhibit Number	Exhibit

EX-99.a.1.l

Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund

EX-99.d.5

Form of Investment Advisory Agreement between Registrant and AAMI with respect to the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund

EX-99.d.6

Form of Subadvisory Agreement between Registrant, AAMI and AAML with respect to the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen International Real Estate Equity Fund and Aberdeen Realty Income & Growth Fund

EX-99.e.1.b

Form of Amended Schedule A to the Underwriting Agreement between Registrant and Aberdeen Fund Distributors, LLC for the addition of Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund

EX-99.g.1.c

Form of Amended Appendix A to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company for the addition of Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund

EX-99.h.1.b

Form of Amended Exhibit B to the Fund Administration Agreement between Registrant and AAMI for the addition of Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund

EX-99.h.2.e

Form of Amended Schedule A to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. for the addition of Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund

EX-99.h.3.b

Form of Funds Letter and Amended Schedule A to the Sub-Administration Agreement between AAMI and State Street Bank and Trust Company for the addition of Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund

EX-99.h.4.f

Form of Fifth Amendment to Administrative Services Plan for the addition of Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund

EX-99.h.7

Form of Expense Limitation Agreement between the Registrant and AAMI with respect to the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund

EX-99.i.14

Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund,

Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund
EX-99.j	Consent of Ernst & Young LLP, independent registered public accounting firm
EX-99.m

Amended Distribution Plan for the addition of the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund

EX-99.n

Amended Rule 18f-3 Plan for the addition of the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund

EX-99.q.3	Certificate of Secretary